[WELLS FARGO FUNDS LOGO]

WELLS FARGO MONEY MARKET FUNDS

ANNUAL REPORT

CLASS A, CLASS B

CALIFORNIA TAX-FREE MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND

MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

[GRAPHIC]

MARCH 31,2002

                                                              MONEY MARKET FUNDS

               TABLE OF CONTENTS

               LETTER TO SHAREHOLDERS                                 1

               MONEY MARKET OVERVIEW                                  3

               PRIMARY INVESTMENTS                                    4

               PERFORMANCE HIGHLIGHTS

                  CALIFORNIA TAX-FREE MONEY MARKET FUND               5
                  GOVERNMENT MONEY MARKET FUND                        6
                  MINNESOTA MONEY MARKET FUND                         7
                  MONEY MARKET FUND                                   8
                  NATIONAL TAX-FREE MONEY MARKET FUND                 9
                  100% TREASURY MONEY MARKET FUND                    10
                  TREASURY PLUS MONEY MARKET FUND                    11

               PORTFOLIO OF INVESTMENTS

                  CALIFORNIA TAX-FREE MONEY MARKET FUND              12
                  GOVERNMENT MONEY MARKET FUND                       21
                  MINNESOTA MONEY MARKET FUND                        24
                  MONEY MARKET FUND                                  26
                  NATIONAL TAX-FREE MONEY MARKET FUND                30
                  100% TREASURY MONEY MARKET FUND                    39
                  TREASURY PLUS MONEY MARKET FUND                    40

               FINANCIAL STATEMENTS

                  STATEMENTS OF ASSETS AND LIABILITIES               42
                  STATEMENTS OF OPERATIONS                           44
                  STATEMENTS OF CHANGES IN NET ASSETS                46
                  FINANCIAL HIGHLIGHTS                               50

               NOTES TO FINANCIAL HIGHLIGHTS                         52

               NOTES TO FINANCIAL STATEMENTS                         53

               INDEPENDENT AUDITOR'S REPORT                          58

               BOARD OF TRUSTEES                                     59

               LIST OF ABBREVIATIONS                                 61

               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR VALUED SHAREHOLDER,

     The 12-month period ended March 31, 2002, may be remembered as one of the most troubling periods in recent memory. In addition to the extensive loss of life and property that resulted from the September 11 terrorist attacks, the events sent shockwaves across an already frail U.S. economy. Since then, investors have witnessed a short-lived yet deep recession, additional interest rate cuts designed to revive a stagnant economy, and a modest recovery that may signal the end of the Federal Reserve Board's (the Fed) aggressive yearlong rate-cutting campaign. Despite an outlook for ongoing market volatility, we remain focused on our primary objective of helping shareholders reach their financial goals.

OVERVIEW OF FINANCIAL MARKETS

     A wealth of recent economic data indicates that the economic recovery is gaining momentum. The labor market has stabilized, business inventories are declining, corporate earnings are improving, and fourth-quarter 2001 gross domestic product (GDP) surprised many by showing unexpected modest but nonetheless positive growth. At this point, we anticipate a lukewarm economic recovery, with the U.S. economy growing by 2.5% to 3% in calendar year 2002 -- half of its typical recovery pace. In this sense, the current recovery could mirror the recovery of the early 1990s.

WELLS FARGO MONEY MARKET FUNDS

     Amid a steep economic downturn, the Fed trimmed short-term interest rates eight times during the reporting period, including a dramatic 1% rate cut in the weeks following the terrorist attacks. Falling short-term interest rates sent yields on money market funds below 2% -- the lowest level in nearly 40 years. The rate cuts reflected the Fed's attempt to jump-start the economy via lower interest rates, which in turn, encouraged consumer spending. The Fed's strategy proved quite effective, as low interest rates helped set the stage for a consumer-spending binge largely attributed to zero-percent financing on new autos, plus steep rebates, discounts and promotions throughout the retail sector. Since consumer spending accounts for two-thirds of the nation's economic activity, this strong showing played a key role in helping the economy transition from recession to recovery.

     Although short-term interest rates declined during the period, Wells Fargo Money Market Funds achieved their objective of maintaining their $1.00 per share price. At the same time, our money market funds experienced an inflow of new assets as investors sought a safe haven for their cash during these uncertain times.

     With the economic outlook improving, it is likely that the Fed will begin to raise short-term rates later in the year -- the first such move in two years. In fact, interest rates spiked in the bond marketplace late in the first quarter of 2002 to reflect the economy's improving prospects of a recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

     Although economic conditions improved in the last quarter of 2001 and the first quarter of 2002, the economy continues to face numerous challenges. For one thing, American companies need to show they can turn the improved economic indicators into higher profits. And with pricing power still weak, some investors doubt profits will be as impressive as the latest economic data. Concerns over the credit quality of certain issuers could also rattle the state and local municipal bond marketplace.

     Regardless of what transpires in the coming months, the nation's financial systems have once again proved resilient amid adversity. More importantly, patience, asset allocation and diversification among stocks, bonds and cash investments -- all potential attributes of successful long-term investing -- helped some investors weather the storm, and keep on track toward achieving their long-term financial goals.

     In closing, we want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investments or need further assistance, please call your investment professional or Investor Services at 1-800-222-8222.

  Sincerely,


  /s/ Michael J. Hogan

  Michael J. Hogan
  President
  WELLS FARGO FUNDS

MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

     This report covers the 12-month period ended March 31, 2002. In the last nine months of 2001, short-term interest rates fell 3.25% as the Federal Reserve Board (the Fed) attempted to head off the recession. The blow to the economy triggered by the September 11 terrorist attacks prompted the Fed to accelerate the process. Interest rates dropped another full percentage point over the ensuing month, sending money market yields to new lows.

     The economic situation improved during the final quarter of 2001. With the recession yielding to a recovery, the Fed decided to leave the federal funds rate unchanged at 1.75%. Despite this low interest rate, the Wells Fargo Money Market Funds experienced an inflow of assets from all sectors as investors sought a safe place to park their money in unstable times. The following Sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES

     Spreads between U.S. Treasury bills and other money market vehicles initially widened after September 11, only to narrow through the end of the first quarter of 2002. Yields began to move up during the first quarter of 2002 based on a growing belief that the Fed would soon end its rate-cutting campaign. Rates on longer-term U.S. Treasury securities then jumped following the release of data confirming a stronger-than-anticipated recovery. In fact, one-year U.S. Treasury bills have soared 55 basis points since the beginning of 2002, while three-month U.S. Treasury bills increased only 10 basis points.

U.S. GOVERNMENT AGENCY SECURITIES

     The yield curve in the government agency securities market became "U"-shaped -- with overnight rates and longer dated securities representing the highest yields -- amid perceptions that the Fed was nearing the end of its easing cycle. As stronger economic numbers filtered through the marketplace, the yield curve steepened dramatically, with three-month rates rising 10 basis points, and one-year rates increasing by 60 basis points.

TAX-FREE SECURITIES

     Yields on municipal bonds fell steadily until January 2002, with the yield on six-month, AAA-rated municipal bonds declining from 3.3% in April 2001, to 1.30% in the beginning of 2002. In late February 2002, however, yields rose when Fed Chairman Alan Greenspan commented to Congress that the nation's economic situation was improving. The market interpreted this comment as a sign that the Fed would soon be raising interest rates. In anticipation of a potential rate hike, yields on short-term municipal securities climbed 50 basis points.

     More importantly, the fallout from a weaker economy led to lower tax receipts for state governments, which could ultimately trigger bond defaults. With this in mind, we continue to diligently perform credit analysis in this uncertain economic environment.

OTHER MONEY MARKET SECURITIES

     Yields on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- fell significantly in 2001, reflecting falling short-term interest rates. Interest rates among securities maturing in three months moved 3% lower, while longer-dated securities -- those maturing in nine to 12 months -- decreased by 2%. Although yields steadily declined in 2001, the first three months of 2002 saw rising yields on longer-dated securities. This development was attributed to investor fear that a resurgent economy eventually would spark interest-rate hikes.

     The supply of money market investments was reduced during this reporting period because a number of commercial paper issuers exited the market. In some cases, it was by choice, as longer-term financing appealed to these issuers. In other cases, credit quality concerns triggered an exodus from the market. Indeed, the decline of credit quality was evident throughout the year, with a record number of issuers filing for bankruptcy or experiencing credit downgrades. However, our Funds were not directly affected by these events.

STRATEGIC OUTLOOK

     While financial markets have shown us that a stronger economy leads to higher prices, we believe that lower prices have led to increased economic activity. Indeed, the strong consumer demand that blunted the impact of the recession was largely attributed to low interest rates, zero-percent financing that lured people into car showrooms, and steep rebates, discounts and promotions throughout the retail sector. However, we also believe that interest rates may increase sometime this year, raising the question of whether such rate hikes could prove to be premature, thus sending the economy into a tailspin, or whether the economy would be resilient enough to withstand such a move. Regardless, we intend to continue to carefully monitor the credit quality environment in an effort to protect shareholder assets.

                                                             PRIMARY INVESTMENTS

PRIMARY INVESTMENTS*

                                                                           CERTIFICATES
WELLS FARGO              U.S.                       U.S.                   OF DEPOSIT/                 FLOATING/
MONEY MARKET           TREASURY    REPURCHASE    GOVERNMENT   COMMERCIAL     BANKERS        TIME     VARIABLE RATE
FUND NAME             SECURITIES   AGREEMENTS   OBLIGATIONS     PAPER      ACCEPTANCES   DEPOSITS    NOTES/BONDS
100% TREASURY             X

TREASURY PLUS             X            X

GOVERNMENT                X            X             X

MONEY MARKET              X            X             X           X              X            X             X

NATIONAL TAX-FREE

MINNESOTA

CALIFORNIA TAX-FREE

                        MORTGAGE
                        AND OTHER
WELLS FARGO               ASSET-
MONEY MARKET             BACKED       CORPORATE     MUNICIPAL
FUND NAME               SECURITIES   NOTES/BONDS   OBLIGATIONS
100% TREASURY

TREASURY PLUS

GOVERNMENT

MONEY MARKET                X             X

NATIONAL TAX-FREE                                       X

MINNESOTA                                               X

CALIFORNIA TAX-FREE                                     X

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS
     Dave Sylvester
     Mary Gail Walton, CFA

INCEPTION DATE
     01/01/92

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                           1-YEAR    5-YEAR    10-YEAR
     WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A            1.54      2.49       2.53

     BENCHMARK

       iMONEYNET ALL STATE SPECIFIC CALIFORNIA MONEY FUND AVERAGE(2)        1.61      2.73       2.93

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                                1.12%

     7-DAY COMPOUND YIELD                               1.13%

     30-DAY SIMPLE YIELD                                0.84%

     30-DAY COMPOUND YIELD                              0.84%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     AVERAGE MATURITY                                 35 DAYS

     NUMBER OF HOLDINGS                                   286

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

     Variable Rate Bonds/Notes              80%
     Municipal Notes                        15%
     Municipal Put Bonds                     3%
     Municipal Commercial Paper              2%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              76.9%
     15-29 days                              0.7%
     30-59 days                              1.7%
     60-89 days                              1.6%
     90-179 days                            13.6%
     180+ days                               5.5%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3)  Portfolio holdings are subject to change.

GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     11/16/87

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                           1-YEAR    5-YEAR     10-YEAR
     WELLS FARGO GOVERNMENT MONEY MARKET FUND - CLASS A                     2.60      4.51        4.23

     BENCHMARK

       iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)                    2.56      5.04        5.25

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                                1.29%

     7-DAY COMPOUND YIELD                               1.30%

     30-DAY SIMPLE YIELD                                1.28%

     30-DAY COMPOUND YIELD                              1.29%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     AVERAGE MATURITY                                 55 DAYS

     NUMBER OF HOLDINGS                                    86

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

     Repurchase Agreements                  42%
     FNMA                                   23%
     FHLMC                                  20%
     FHLB                                   11%
     FFCB                                    4%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              54.0%
     15-29 days                              7.2%
     30-59 days                              9.7%
     60-89 days                              8.1%
     90-179 days                            10.0%
     180+ days                              11.0%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

FUND MANAGERS
     Dave Sylvester
     Mary Gail Walton, CFA

INCEPTION DATE
     8/14/00

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                                LIFE OF
                                                                                     1-YEAR      FUND
     WELLS FARGO MINNESOTA MONEY MARKET FUND - CLASS A                                1.75       2.36

     BENCHMARK

       iMONEYNET ALL STATE SPECIFIC MINNESOTA RETAIL MONEY FUND AVERAGE(2)            1.75       2.29

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                              0.93%

     7-DAY COMPOUND YIELD                             0.93%

     30-DAY SIMPLE YIELD                              0.82%

     30-DAY COMPOUND YIELD                            0.83%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     WEIGHTED AVERAGE MATURITY                        43 DAYS

     NUMBER OF HOLDINGS                                    55

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31,2002)

     Municipal Demand Notes                 67%
     Municipal Commercial Paper             24%
     Municipal Notes                         9%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              76.7%
     30-59 days                              3.9%
     90-179 days                             9.0%
     180+ days                              10.4%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUND -- CLASS A AND CLASS B

INVESTMENT OBJECTIVE

     The Wells Fargo Money Market Fund (the Fund) seeks a high current income, while preserving capital and liquidity.

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     07/01/92

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                            INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                                          ---------------------------    ----------------------------
                                                                              LIFE OF                         LIFE OF
                                                          1-YEAR    5-YEAR      FUND     1-YEAR    5-YEAR      FUND
     WELLS FARGO MONEY MARKET FUND - CLASS A                                              2.54      4.60       4.33

     WELLS FARGO MONEY MARKET FUND - CLASS B              (3.22)     3.51       3.61      1.78      3.86       3.61

     BENCHMARK

       iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)                                  2.56      5.04       5.27

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

                                                      CLASS A   CLASS B
     7-DAY CURRENT YIELD                                1.24%     0.49%

     7-DAY COMPOUND YIELD                               1.25%     0.49%

     30-DAY SIMPLE YIELD                                1.22%     0.47%

     30-DAY COMPOUND YIELD                              1.22%     0.47%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     AVERAGE MATURITY                                 58 DAYS

     NUMBER OF HOLDINGS                                   114

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

     Commercial Paper                       57%
     Certificates of Deposit                16%
     Repurchase Agreements                  14%
     Floating/Variable Rate Bonds/Notes     10%
     FNMA                                    1%
     Bank Notes                              1%
     Corporate Bonds                         1%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              26.7%
     15-29 days                             18.8%
     30-59 days                             18.3%
     60-89 days                             15.8%
     90-179 days                            16.3%
     180+ days                               4.1%

     The Fund is sold without a front-end sales charge, but the Fund's Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     01/07/88

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                           1-YEAR    5-YEAR   10-YEAR
     WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A              1.87      2.87      2.80

     BENCHMARK

       iMONEYNET ALL TAX-FREE MONEY FUND AVERAGE(2)                         1.76      2.98      3.10

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                              1.39%

     7-DAY COMPOUND YIELD                             1.40%

     30-DAY SIMPLE YIELD                              1.34%

     30-DAY COMPOUND YIELD                            1.35%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     WEIGHTED AVERAGE MATURITY                        49 DAYS

     NUMBER OF HOLDINGS                                   206

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

     Municipal Demand Notes                 77%
     Municipal Notes                        18%
     Municipal Put Bonds                     4%
     Other Municipal                         1%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              72.9%
     15-29 days                              1.9%
     30-59 days                              3.5%
     60-89 days                              3.1%
     90-179 days                             8.0%
     180+ days                              10.6%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All Tax-Free Money Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

(3)  Portfolio holdings are subject to change.

100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     12/03/90

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                            1-YEAR    5-YEAR     10-YEAR
     WELLS FARGO 100% TREASURY MONEY MARKET FUND - CLASS A                   2.48      4.31       4.07

     BENCHMARK

       iMONEYNET TREASURY RETAIL FUND AVERAGE(2)                             2.61      4.75        N/A

       91 DAY U.S. TREASURY BILL(3)                                          2.67      4.73       4.57

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                              1.40%

     7-DAY COMPOUND YIELD                             1.41%

     30-DAY SIMPLE YIELD                              1.21%

     30-DAY COMPOUND YIELD                            1.21%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     AVERAGE MATURITY                                 56 DAYS

     NUMBER OF HOLDINGS                                    19

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2002)

     U.S. Treasury Notes                    86%
     U.S. Treasury Bills                    14%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              13.4%
     15-29 days                             26.7%
     30-59 days                             27.8%
     60-89 days                             18.0%
     90-179 days                             9.6%
     180+ days                               4.5%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.

(2) The iMoneyNet Treasury Retail Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of the annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.

(4)  Portfolio holdings are subject to change.

TREASURY PLUS MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE

     The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     10/01/85

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                           1-YEAR    5-YEAR     10-YEAR
     WELLS FARGO TREASURY PLUS MONEY MARKET FUND - CLASS A                  2.57      4.49       4.23

     BENCHMARK

       iMONEYNET TREASURY & REPO RETAIL MONEY FUND AVERAGE(2)               2.43      4.83       5.05

     FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

     7-DAY CURRENT YIELD                              1.29%

     7-DAY COMPOUND YIELD                             1.30%

     30-DAY SIMPLE YIELD                              1.26%

     30-DAY COMPOUND YIELD                            1.26%

     CHARACTERISTICS (AS OF MARCH 31, 2002)

     WEIGHTED AVERAGE MATURITY                        51 DAYS

     NUMBER OF HOLDINGS                                    19

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

     Repurchase Agreements                  (42%)
     U.S. Treasury Bills                    (41%)
     U.S. Treasury Notes                    (17%)

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

     2-14 days                              (59.5%)
     15-29 days                              (5.2%)
     30-59 days                              (4.9%)
     60-89 days                              (9.1%)
     90-179 days                            (12.7%)
     180+ days                               (8.6%)

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1,1995, reflects performance of the Service Class shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

(3)  Portfolio holdings are subject to change.

                                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2002

   CALIFORNIA TAX-FREE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
MUNICIPAL SECURITIES - 100.34%

CALIFORNIA - 92.72%
 $ 12,650,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP SERIES C BANQUE
               NATIONALE PARIS LOC ++                                                            1.40%    10/01/27     $ 12,650,000
    9,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA MFHR GAIA BUILDING
               PROJECT SERIES A COLLATERALIZED BY FNMA ++                                        1.55     09/15/32        9,865,000
    5,580,000  ALAMEDA COUNTY CA COP SERIES 410 MBIA INSURED ++                                  1.43     09/01/21        5,580,000
    1,700,000  ALHAMBRA CA IDA REVENUE SUNCLIPSE PROJECT BANK OF AMERICA NA LOC ++               1.25     05/01/07        1,700,000
    4,445,000  ANAHEIM CA HFA MFHR MONTEREY APARTMENTS SERIES B COLLATERALIZED BY FNMA ++        1.65     05/15/27        4,445,000
    6,300,000  ANAHEIM CA HFA MFHR SEA WIND APARTMENTS PROJECT SERIES C
               COLLATERALIZED BY FNMA ++                                                         1.45     07/15/33        6,299,814
    8,160,000  ANAHEIM CA PFA LEASE REVENUE FSA INSURED ++                                       1.48     09/01/24        8,160,000
    5,500,000  BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA
               PROJECT SERIES A AMBAC INSURED ++                                                 1.40     04/01/36        5,500,000
   11,000,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A ++                     1.45     02/15/33       11,000,000
   11,450,000  BURBANK CA RDA MFHR SERIES A FHLB LOC ++                                          1.50     11/01/10       11,450,000
   13,000,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE PURCHASE
               PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED COLLATERALIZED BY
               FHLMC ++                                                                          1.45     09/01/06       13,000,000
    3,000,000  CALIFORNIA COMMUNITY HFA HOUSING REVENUE SERIES A COLLATERALIZED BY FHLMC ++      1.45     02/01/07        3,000,000
    8,000,000  CALIFORNIA DWR WATER REVENUE                                                      1.50     05/15/02        8,000,000
   20,000,000  CALIFORNIA EDFA REVENUE LOYOLA MARYMOUNT UNIVERSITY SERIES B MBIA INSURED ++      1.70     10/01/27       20,000,000
    2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY REVENUE SERIES 113 ++                   1.43     12/01/27        2,000,000
    3,000,000  CALIFORNIA HFA HOUSING REVENUE ++                                                 1.46     08/01/26        3,000,000
    6,385,000  CALIFORNIA HFA HOUSING REVENUE HOME MORTGAGE PROJECT SERIES Q
               FHA/VA/CAHLIF INSURED ++                                                          1.49     08/01/20        6,385,000
    3,190,000  CALIFORNIA HFA HOUSING REVENUE MBIA INSURED BAYERISCHE LOC ++                     1.46     08/01/16        3,190,000
    3,255,000  CALIFORNIA HFA HOUSING REVENUE SERIES 150 MBIA INSURED ++                         1.48     02/01/29        3,255,000
    3,328,000  CALIFORNIA HFA HOUSING REVENUE SERIES 412 AMBAC INSURED ++                        1.48     08/01/29        3,328,000
   11,070,000  CALIFORNIA HFA HOUSING REVENUE SERIES M FSA INSURED ++                            1.49     08/01/19       11,070,000
    7,900,000  CALIFORNIA HFA MFHR SERIES C ++                                                   1.40     02/01/33        7,900,000
      930,000  CALIFORNIA HFA MFHR SERIES D ++                                                   1.35     02/01/31          930,000
    1,900,000  CALIFORNIA HFA MFHR SERIES III ++                                                 1.40     02/01/32        1,900,000
   10,600,000  CALIFORNIA HFA SFMR HOME MORTGAGE PROJECT SERIES J FSA INSURED ++                 1.43     02/01/32       10,600,000
      665,000  CALIFORNIA HFA SFMR SERIES 83 FHA/VA/CAHLIF INSURED ++                            1.48     08/01/25          665,000
   30,400,000  CALIFORNIA HFA SFMR SERIES I                                                      2.95     06/14/02       30,400,000
    2,500,000  CALIFORNIA HFA SFMR SERIES N FSA INSURED ++                                       1.49     08/01/31        2,500,000
    5,000,000  CALIFORNIA HFFA HEALTH CARE REVENUE ADVENTIST PROJECT SERIES B MBIA
               INSURED ++                                                                        1.45     09/01/28        5,000,000
   24,100,000  CALIFORNIA HFFA HEALTH CARE REVENUE SERIES B AMBAC INSURED ++                     1.40     07/01/12       24,100,000
    2,845,000  CALIFORNIA HFFA REVENUE SERIES 26 FSA INSURED ++                                  1.43     06/01/22        2,845,000
    5,000,000  CALIFORNIA HFFA SERIES A BANK ONE NA LOC ++                                       1.40     10/01/23        5,000,000
    4,040,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
               FOODS INCORPORATED PROJECT COMERICA BANK CA LOC ++                                1.50     09/01/24        4,040,000
    5,300,000  CALIFORNIA PCFA PCR BONDS EXXON MOBIL PROJECT BANKERS TRUST COMPANY LOC ++        1.30     04/01/17        5,300,000
    3,395,000  CALIFORNIA PCFA PCR EXXON MOBIL PROJECT ++                                        1.40     12/01/29        3,395,000
    7,400,000  CALIFORNIA PCFA PCR SIERRA PACIFIC PROJECT BANK OF AMERICA NA LOC ++              1.45     02/01/13        7,400,000
    7,025,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR MORTGAGE BACKED
               SECURITIES PROGRAM SERIES 346 COLLATERALIZED BY GNMA/FNMA ++                      1.46     12/01/06        7,025,000
   67,000,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATION FACILITIES
               REVENUE NOTES SERIES A AMBAC INSURED                                              4.00     07/03/02       67,246,497

                                       12

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
 $ 48,000,000  CALIFORNIA STATE DWR WATER REVENUE SERIES K1 LLOYDS BANK LOC ++                   1.55%    11/01/04     $ 48,000,000
   21,000,000  CALIFORNIA STATE DWR WATER REVENUE SERIES K2 HELABA TRUST LOC ++                  1.55     11/01/04       21,000,000
   12,000,000  CALIFORNIA STATE DWR WATER SYSTEM REVENUE CENTRAL VALLEY PROJECT SERIES
               127 FGIC INSURED ++                                                               1.35     12/01/22       12,000,000
    4,835,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY SERRA
               MICROCHASSIS PROJECT US BANK NA LOC ++                                            1.40     08/01/27        4,835,000
    4,995,000  CALIFORNIA STATE GO SERIES 471 MBIA/IBC INSURED ++                                1.48     09/01/24        4,995,000
    4,995,000  CALIFORNIA STATE GO SERIES 472 MBIA/IBC INSURED ++                                1.48     03/01/17        4,995,000
    4,495,000  CALIFORNIA STATE GO SERIES 475 MBIA/IBC INSURED ++                                1.48     09/01/17        4,495,000
   10,395,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES 210 AMBAC
               INSURED ++                                                                        1.43     01/01/11       10,395,000
    3,500,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES A AMBAC INSURED
               PREREFUNDED 12/1/02 @ 102                                                         6.60     12/01/02        3,681,779
    1,050,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES A PREREFUNDED
               12/1/02 @ 102                                                                     6.60     12/01/02        1,104,474
   19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D AMBAC INSURED ++       1.41     12/01/15       19,570,000
    4,205,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES II AMBAC INSURED ++      1.43     10/01/12        4,205,000
    8,875,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES II R133 AMBAC
               INSURED ++                                                                        1.43     12/01/14        8,875,000
    4,000,000  CALIFORNIA STATE PUBLIC WORKS EAGLE TRUST LEASE REVENUE CITIBANK NA LOC
               AMBAC INSURED ++                                                                  1.43     09/01/17        4,000,000
    4,200,000  CALIFORNIA STATEWIDE CDA BANK OF AMERICA NA LOC ++                                1.45     04/01/32        4,200,000
    5,500,000  CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE
               PREREFUNDED 4/15/02 @ 102                                                         6.63     04/15/02        5,620,868
   12,700,000  CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE
               PREREFUNDED 4/15/02 @ 102                                                         6.75     04/15/02       12,993,029
    7,600,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE ESKATON PROPERTIES
               PROJECT PREREFUNDED 5/1/02 @ 102                                                  6.75     05/01/02        7,668,330
   13,500,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE NORTH CALIFORNIA RETIRED
               OFFICERS PROJECT BANK OF SCOTLAND LOC ++                                          1.30     06/01/26       13,500,000
    4,440,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE FREMONT-RIDEOUT PROJECT
               SERIES A AMBAC INSURED ++                                                         1.35     01/01/31        4,440,000
    2,600,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE JOHN MUIR/MOUNT DIABLO HEALTH
               PROJECT AMBAC INSURED ++                                                          1.40     08/15/27        2,600,000
    2,455,000  CALIFORNIA STATEWIDE CDA HOUSING REVENUE BIRCHCREST APARTMENTS SERIES S
               US BANK NA LOC ++                                                                 1.40     08/01/32        2,455,000
   21,195,000  CALIFORNIA STATEWIDE CDA MFHR ++                                                  1.48     06/01/09       21,195,000
    6,150,000  CALIFORNIA STATEWIDE CDA MFHR ++                                                  1.68     09/09/09        6,150,000
    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS PROJECT SERIES R
               COLLATERALIZED BY FNMA ++                                                         1.45     10/15/30        3,985,000
   13,000,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W2 BANK OF AMERICA
               NA LOC ++                                                                         1.40     09/15/29       13,000,000
    6,775,000  CALIFORNIA STATEWIDE CDA MFHR LA PUENTE APARTMENTS PROJECT SERIES JJ US
               BANK NA LOC ++                                                                    1.40     11/01/31        6,775,000
    7,250,000  CALIFORNIA STATEWIDE CDA MFHR MORE THAN SHELTER PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.40     01/15/31        7,250,000
    8,640,000  CALIFORNIA STATEWIDE CDA MFHR OLYMPUS PARK APARTMENTS PROJECT SERIES Y ++         1.45     10/15/30        8,640,000
    3,515,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES 151 AMBAC INSURED COLLATERALIZED
               BY CA MORTGAGE INSURANCE ++                                                       1.43     08/01/11        3,515,000
   16,000,000  CALIFORNIA STATEWIDE CDA TRIAD HEALTHCARE COLLATERALIZED BY CA MORTGAGE
               INSURANCE PREREFUNDED 8/1/02 @ 102                                                6.50     08/01/02       16,445,166

                                       13

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
 $ 16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY FNMA ++         1.45%    10/15/26     $ 16,420,000
    2,400,000  CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED BY FNMA
               REMARKETED 9/29/94 ++                                                             1.55     07/15/19        2,400,000
    1,930,000  CAMBRIAN CA TRAN SCHOOL DISTRICT EDUCATION FACILITIES REVENUE                     3.00     08/30/02        1,934,438
   42,300,000  CENTAL VALLEY CA TRAN CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY
               EDUCATIONAL FACILITIES REVENUE                                                    2.25     12/27/02       42,410,650
    1,500,000  COACHELLA VALLEY CA WATER DISTRICT IMPROVEMENT COP STORM WATER DISTRICT
               #71 FLOOD CONTROL PROJECT PREREFUNDED 10/1/02 @ 102                               6.75     10/01/02        1,568,862
    5,100,000  COLTON CA RDA COP LAS PALOMAS ASSOCIATION PROJECT BANK OF AMERICA NA LOC ++       1.45     11/01/15        5,100,000
   15,000,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE SERIES A ++                          1.43     12/01/10       15,000,000
    6,800,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
               COLLATERALIZED BY FNMA ++                                                         1.35     10/15/29        6,800,000
      745,000  CONTRA COSTA COUNTY CA MFHR EL CERRITO ROYALE PROJECT SERIES A BANK OF
               AMERICA NT & SA LOC ++                                                            1.50     12/01/17          745,000
    7,400,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I
               COLLATERALIZED BY FNMA ++                                                         1.45     07/15/32        7,400,000
    4,325,000  DELTA COUNTY CA HOME MORTGAGE FINANCE AUTHORITY SFMR MBIA INSURED
               COLLATERALIZED BY GNMA/FNMA ++                                                    2.85     06/01/19        4,325,000
    4,950,000  EAGLE TRUST CA+                                                                   1.43     09/01/03        4,950,000
    2,390,000  EAGLE TRUST CA+                                                                   1.43     02/01/06        2,390,000
    2,900,000  EAGLE TRUST CA+                                                                   1.43     08/01/16        2,900,000
    9,000,000  EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED 6/1/02 @ 102                    6.00     06/01/02        9,245,734
    5,300,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE COP SERIES B
               FGIC INSURED ++                                                                   1.60     07/01/20        5,300,000
    4,400,000  ESCONDIDO CA CDA COP BANK OF AMERICA NT & SA LOC ++                               1.50     10/01/16        4,400,000
    3,000,000  FONTANA CA USD GO TRAN                                                            3.25     07/05/02        3,004,635
    4,720,000  FOSTER CITY CA PFA IDR FOSTER CITY COMMUNITY DEVELOPMENT PROJECT SERIES A
               PREREFUNDED 9/1/02 @ 102                                                          6.00     09/01/02        4,918,484
      700,000  FOWLER CA IDA IDR BEE SWEET CITRUS INCORPORATED BANK OF AMERICA
               NT & SA LOC ++                                                                    1.55     12/01/05          700,000
    9,000,000  FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TRAN                3.50     07/02/02        9,018,561
   10,000,000  FRESNO CA GO TRAN                                                                 3.25     06/28/02       10,014,553
    8,500,000  FRESNO CA USD GO TRAN                                                             3.00     10/02/02        8,537,768
    6,800,000  FULLERTON CA IDR SUNCLIPSE INCORPORATED PROJECT SERIES A BANK OF AMERICA
               NA LOC ++                                                                         1.25     07/01/15        6,800,000
    5,000,000  GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A COLLATERALIZED
               BY FNMA ++                                                                        1.60     12/15/29        5,000,000
   15,000,000  GOLDEN GATE BRIDGE & HIGHWAY TRANSPORTATION AUTHORITY COP                         1.20     05/16/02       15,000,000
    4,000,000  HAYWARD CA MFHR SERIES A ++                                                       1.60     08/01/14        4,000,000
    6,450,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
               NA LOC ++                                                                         1.40     08/01/32        6,450,000
    3,305,000  HUNTINGTON BEACH CA MFHR SEABRIDGE VILLAS SERIES A BANK OF AMERICA
               NT & SA LOC ++                                                                    4.00     02/01/10        3,305,000
   10,005,000  IBM TAX EXEMPT GRANTOR TRUST ++                                                   1.73     11/01/05       10,005,000
   31,010,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE REVENUE
               CAPITAL IMPROVEMENT PROJECT BAYERISCHE VEREINSBANK LOC ++                         1.35     11/01/10       31,010,000
   20,280,000  IRVINE RANCH CA WATER DISTRICT WATER REVENUE DISTRICTS 105 140 240 & 250
               COMMERZBANK AG LOC ++                                                             1.40     01/01/21       20,280,000

                                       14

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE     VALUE
 $    100,000  LANCASTER CA RDA MFHR WESTWOOD PARK APARTMENTS SERIES K BANK OF
               AMERICA NT & SA LOC ++                                                            1.45%    12/01/07     $    100,000
    4,750,000  LIVERMORE VALLEY CA USD GO                                                        3.00     10/24/02        4,771,768
    9,910,000  LONG BEACH CA USD COP CAPITAL IMPROVEMENTS REFINANCING PROJECT
               AMBAC INSURED ++                                                                  1.45     06/01/24        9,910,000
    1,800,000  LOS ANGELES CA COMMUNITY RDA MFHR GRAND PROMENADE PROJECT BANK OF
               AMERICA NT & SA LOC ++                                                            1.45     12/01/10        1,800,000
    7,140,000  LOS ANGELES CA COMMUNITY RDA MFHR ROWAN LOFTS PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.45     12/01/34        7,140,000
    4,300,000  LOS ANGELES CA COMMUNITY RDA MFHR SECURITY BUILDING PROJECT SERIES A+             2.00     12/15/34        4,300,000
   16,070,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SERIES 162 ++                                                                     1.45     08/15/04       16,070,000
   13,725,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SERIES 88 MBIA INSURED ++                                                         1.47     08/15/18       13,725,000
    7,500,000  LOS ANGELES CA DW&P UTILITIES REVENUE ++                                          1.45     07/01/21        7,500,000
    9,495,000  LOS ANGELES CA DW&P UTILITIES REVENUE SERIES 144 FSA INSURED ++                   1.48     06/15/29        9,495,000
   10,595,000  LOS ANGELES CA DW&P UTILITIES REVENUE SERIES 184 ++                               1.45     07/01/22       10,595,000
   30,800,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B1 ++                             1.40     07/01/34       30,800,000
      500,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B3 ++                             1.45     07/01/34          500,000
   56,000,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B5 ++                             1.35     07/01/34       56,000,000
    6,200,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B6 ++                             1.45     07/01/34        6,200,000
   46,200,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B7 ++                             1.35     07/01/34       46,200,000
    4,600,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B8 ++                             1.35     07/01/34        4,600,000
    9,300,000  LOS ANGELES CA DW&P WATERWORKS REVENUE DEXIA INSURED ++                           1.35     07/01/35        9,300,000
    5,500,000  LOS ANGELES CA GO ++                                                              1.41     09/01/15        5,500,000
    2,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION CLASS F SERIES 7
               MBIA INSURED ++                                                                   1.43     11/01/26        2,995,000
    8,390,000  LOS ANGELES CA HFA MFHR ROWLAND HEIGHTS APARTMENTS SERIES A
               WASHINGTON MUTUAL BANK LOC ++                                                     1.60     08/01/30        8,390,000
    9,300,000  LOS ANGELES CA HFA MFHR SIERRA PROJECT SERIES A REMARKETED 10/26/00
               COLLATERALIZED BY FHLMC ++                                                        1.45     09/01/30        9,300,000
      460,000  LOS ANGELES CA MFHR COLLATERALIZED BY FNMA ++                                     1.46     12/01/03          460,000
    4,400,000  LOS ANGELES CA MFHR LA BREA APARTMENTS PROJECT SERIES G CITIBANK NA LOC ++        1.40     12/01/30        4,400,000
      100,000  LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB LOC ++                  1.45     08/01/26          100,000
    5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
               NT & SA LOC ++                                                                    1.65     07/01/15        5,300,000
    4,000,000  LOS ANGELES CA USD GO FGIC INSURED ++                                             1.43     07/01/15        4,000,000
    5,995,000  LOS ANGELES CA USD GO FGIC INSURED ++                                             1.43     07/01/18        5,995,000
    5,445,000  LOS ANGELES CA USD GO FGIC INSURED ++                                             1.41     07/01/21        5,445,000
    5,000,000  LOS ANGELES CA USD GO SERIES 1179 MBIA INSURED ++                                 1.41     07/01/19        5,000,000
   20,755,000  LOS ANGELES CA USD GO SERIES II R 35 FGIC INSURED ++                              1.43     07/01/21       20,755,000
    4,000,000  LOS ANGELES CA WASTEWATER SYSTEM REVENUE                                          1.60     07/25/02        4,000,000
   15,000,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES A FGIC INSURED+             1.88     12/01/31       15,000,000
    8,600,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES B FGIC INSURED+             1.88     12/01/31        8,600,000
    5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 ++                                1.45     07/01/22        5,995,000
    5,530,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY GO ++                 1.41     07/01/17        5,530,000
   18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               REVENUE FSA INSURED ++                                                            1.43     07/01/16       18,670,000

                                       15

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE     VALUE
 $ 20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               TRANSPORTATION REVENUE FSA INSURED ++                                             1.43%    07/01/21     $ 20,200,000
    5,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               TRANSPORTATION REVENUE FSA INSURED ++                                             1.43     07/01/25        5,000,000
    8,490,000  LOS ANGELES COUNTY CA PENSION GO SERIES B AMBAC INSURED ++                        1.25     06/30/07        8,490,000
    9,200,000  LOS ANGELES COUNTY CA PENSION GO SERIES C AMBAC INSURED ++                        1.25     06/30/07        9,200,000
    2,000,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               REVENUE SERIES SG 12 ++                                                           1.50     10/01/19        2,000,000
   13,000,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT EDUCATION FACILITIES REVENUE               3.00     10/24/02       13,061,409
    9,995,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES 154
               BANK OF NEW YORK LOC MBIA/IBC INSURED ++                                          1.80     07/01/27        9,995,000
   12,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B ++            1.40     07/01/27       12,799,439
    1,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B3 ++           1.35     07/01/35        1,800,000
   15,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C BANK
               OF AMERICA NT & SA LOC ++                                                         1.40     07/01/28       15,800,000
   44,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C2 ++           1.35     07/01/36       44,600,000
   21,990,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K ++            1.47     08/05/22       21,990,000
    8,055,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES SG128
               MBIA INSURED ++                                                                   1.47     07/01/30        8,055,000
   20,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE PROJECT SERIES A COLLATERALIZED
               BY FNMA ++                                                                        1.45     08/15/33       20,000,000
    2,000,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY COP                            1.10     04/11/02        2,000,000
   11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG66
               MBIA INSURED ++                                                                   1.47     10/01/15       11,100,000
    3,800,000  MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT COLLATERALIZED BY FNMA ++             1.55     09/15/24        3,800,000
    5,000,000  MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A WASHINGTON
               MUTUAL BANK LOC ++                                                                1.70     12/01/15        5,000,000
    3,000,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED ++                          1.43     09/01/29        3,000,000
    2,900,000  MONTEBELLO CA IDA IDR SUNCLIPSE PROJECT BANK OF AMERICA NT & SA LOC ++            1.25     04/01/15        2,900,000
    1,600,000  MONTEREY COUNTY CA FINANCE AUTHORITY REVENUE RECLAMATION & DISTRICT
               PROJECTS  CREDIT LOCAL DE FRANCE LOC ++                                           1.60     09/01/36        1,600,000
    1,965,000  MORENO VALLEY CA USD SERIES F FSA INSURED PREREFUNDED 9/1/02 @ 102                6.70     09/01/02        2,043,789
    9,890,000  MORGAN HILL CA USD GO SERIES SG145 FGIC INSURED ++                                1.41     08/01/25        9,890,000
   23,800,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT SERIES F
               MBIA INSURED ++                                                                   1.40     07/01/22       23,800,000
    4,170,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT SERIES II
               R 134 MBIA INSURED ++                                                             1.43     07/01/13        4,170,000
   17,500,000  NEWMAN CAPITAL TRUST ++                                                           1.68     04/07/31       17,500,000
   43,487,832  NEWMAN CAPITAL TRUST ++                                                           1.68     04/01/32       43,487,832
    2,100,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL
               PRESBYTERIAN PROJECT ++                                                           1.43     10/01/22        2,100,000
   13,000,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A ++           1.45     10/01/26       13,000,000
   13,300,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES B ++           1.45     10/01/26       13,300,000
    1,100,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C ++           1.45     10/01/26        1,100,000
    7,200,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A2
               FSA INSURED ++                                                                    1.40     08/01/21        7,199,772
    1,690,000  ONTARIO CA RDA REVENUE PROJECT NO 1 CENTER CITY & CIMARRON MBIA INSURED           3.00     08/01/02        1,698,743
   12,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A COLLATERALIZED
               BY FHLMC ++                                                                       1.40     12/01/06       12,100,000

                                       16

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
 $ 11,800,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENTS
               SERIES C COLLATERALIZED BY FHLMC ++                                               1.35%    12/01/29     $ 11,800,000
    7,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE HARBOR POINTE SERIES D
               COLLATERALIZED BY FHLMC ++                                                        1.40     12/01/22        7,449,000
    4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
               COLLATERALIZED BY FNMA ++                                                         1.35     11/15/28        4,000,000
    2,000,000  ORANGE COUNTY CA GO MUNICIPAL WATER DISTRICT                                      1.05     05/02/02        2,000,000
   14,935,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES B ++              1.35     08/01/30       14,935,000
   26,800,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED ++                        1.60     08/01/13       26,800,000
    3,000,000  ORANGE COUNTY CA WATER REVENUE                                                    1.35     05/02/02        3,000,000
    5,000,000  PACIFIC HFA CA HOUSING REVENUE SERIES A SOCIETE GENERALE COLLATERALIZED
               BY FHLMC ++                                                                       1.45     02/01/07        5,000,000
    8,720,000  PALO ALTO CA USD SERIES II R 93 ++                                                1.43     08/01/16        8,720,000
    2,500,000  PLACER COUNTY CA OFFICE OF EDUCATION TRAN EDUCATION FACILITIES GO                 2.63     11/25/02        2,509,975
    2,000,000  PLEASANTON CA MFHR VALLEY PLAZA COLLATERALIZED BY FNMA ++                         1.50     07/15/18        2,000,000
    7,000,000  PORT OF OAKLAND CA GO                                                             1.70     05/23/02        7,000,000
    4,995,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED ++                         1.46     11/01/17        4,995,000
   18,290,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES 5 FGIC INSURED ++                1.43     11/01/12       18,290,000
    2,095,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED ++                1.48     11/01/21        2,095,000
    7,400,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY HEALTH CARE REVENUE
               EISENHOWER MEDICAL CENTER SERIES B ALLIED IRISH BANK PLC LOC ++                   1.43     01/01/26        7,400,000
    2,000,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE
               AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC ++                  1.45     07/01/30        2,000,000
    2,245,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE
               MBIA INSURED ++                                                                   1.43     06/01/16        2,245,000
    5,000,000  RIVERSIDE COUNTY CA IDA BANK OF AMERICA NA LOC ++                                 1.60     06/01/26        5,000,000
    3,300,000  RIVERSIDE COUNTY CA IDA IDR UNIVERSAL FOREST PRODUCTS PROJECT BANK ONE
               MICHIGAN LOC ++                                                                   1.55     08/01/29        3,300,000
    7,500,000  RIVERSIDE COUNTY CA PFA LEASE REVENUE SERIES A ESCROWED TO MATURITY               5.00     04/01/02        7,500,000
    5,000,000  RIVERSIDE COUNTY CA TEETER                                                        1.05     04/04/02        5,000,000
    5,000,000  ROCKLIN CA UNION SCHOOL DISTRICT TRAN EDUCATION FACILITIES REVENUE                2.63     11/25/02        5,019,949
    4,200,000  ROSEVILLE CA CITY SCHOOL DISTRICT TRAN EDUCATION FACILITIES REVENUE               2.63     11/25/02        4,216,757
    5,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT TRAN                                2.63     11/25/02        5,019,949
    7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENTS SERIES I
               COLLATERALIZED BY FNMA ++                                                         1.45     05/15/34        7,000,000
    6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT SERIES C
               COLLATERALIZED BY FNMA ++                                                         1.45     05/15/29        6,300,000
    6,000,000  SACRAMENTO COUNTY CA HFA MFHR NORMANDY PARK APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.45     02/15/33        6,000,000
    5,000,000  SACRAMENTO COUNTY CA HFA MFHR STONE CREEK APARTMENTS PROJECT
               COLLATERALIZED BY FNMA ++                                                         1.35     11/15/27        5,000,000
   14,600,000  SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TRAN                                  3.50     09/20/02       14,668,456
   15,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REVENUE
               UTILITY REVENUE SERIES A CREDIT AGRICOLE INDOSEZ LOC ++                           1.60     12/01/30       15,000,000
    6,200,000  SACRAMENTO COUNTY CA SUNCREEK SACRAMENTO APARTMENTS MFHR SERIES A ++              1.35     04/15/26        6,200,000
    4,000,000  SACRAMENTO COUNTY CA TRUSTS GO SERIES L16 ++                                      1.55     08/01/02        4,000,000
    5,000,000  SALINAS CA MFHR BRENTWOOD GARDEN SERIES A COLLATERALIZED BY FNMA ++               1.35     05/15/27        5,000,000
   10,200,000  SAN BERNARDINO COUNTY CA COP MBIA INSURED PREREFUNDED 8/1/05 @ 102 ++             1.47     08/01/28       10,200,000

                                       17

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
 $ 25,000,000  SAN BERNARDINO COUNTY CA GO TRAN                                                  3.75%    07/02/02     $ 25,068,118
   57,400,000  SAN BERNARDINO COUNTY CA GO TRAN                                                  3.50     07/02/02       57,520,555
    6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY  APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.40     05/15/29        6,115,000
    5,700,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.40     05/15/29        5,700,000
    1,655,000  SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE ++            1.48     03/01/10        1,655,000
    3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B ++                                   1.45     06/01/06        3,395,000
   16,000,000  SAN DIEGO CA GO TRAN                                                              3.25     08/01/02       16,032,914
    5,200,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.45     01/15/33        5,200,000
   32,000,000  SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC ++                                      1.48     03/01/32       32,000,000
   11,330,000  SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC ++                                      1.48     09/01/04       11,330,000
   10,200,000  SAN DIEGO CA MFHR COLLATERALIZED BY FNMA ++                                       1.45     08/01/14       10,200,000
    3,500,000  SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS PROJECT BANK OF
               AMERICA NT & SA LOC ++                                                            1.55     10/01/15        3,500,000
   19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES
               SG ++                                                                             1.41     05/15/29       19,130,000
   10,600,000  SAN DIEGO CA USD ++                                                               1.41     07/01/22       10,600,000
    3,150,000  SAN DIEGO COUNTY CA COP INTERIM JUSTICE FACILITIES ++                             1.35     08/01/07        3,150,000
   70,000,000  SAN DIEGO COUNTY CA GO TRAN                                                       3.50     06/28/02       70,139,627
    6,900,000  SAN DIEGO COUNTY CA MFHR NATIONWIDE PROJECT SERIES C ++                           1.50     04/15/05        6,900,000
    5,000,000  SAN DIEGO COUNTY CA WATER REVENUE                                                 1.30     04/01/02        5,000,000
    1,250,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORTATION DISTRICT SALES TAX
               REVENUE ++                                                                        1.41     07/01/26        1,250,000
    3,700,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE
               MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC INSURED ++                        1.35     04/01/30        3,700,000
   19,200,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE
               MOSCONE CENTER EXPANSION PROJECT SERIES 2 AMBAC INSURED ++                        1.40     04/01/30       19,199,404
   15,000,000  SAN FRANCISCO CA CITY & COUNTY RDA MFHR FILLMORE CENTER PROJECT
               SERIES A1 CREDIT SUISSE FIRST BOSTON LOC ++                                       1.49     12/01/17       15,000,000
   14,900,000  SAN FRANCISCO CA CITY & COUNTY RDA MFHR ORLANDO CEPEDA PLACE PROJECT
               SERIES D CITIBANK NA LOC ++                                                       1.50     11/01/33       14,900,000
    4,975,000  SAN FRANCISCO CA CITY & COUNTY SERIES C6 ++                                       1.43     06/15/07        4,975,000
    2,805,000  SAN JACINTO CA USD COP SCHOOL FACILITIES BOARDING FUNDING PROGRAM
               FSA INSURED ++                                                                    1.70     09/01/14        2,805,000
    3,400,000  SAN JOAQUIN HILLS CA PREREFUNDED 1/1/03 @ 102                                     6.75     01/01/03        3,603,935
    2,700,000  SAN JOSE CA FINANCE AUTHORITY LEASE REVENUE MORGAN GUARANTY TRUST LOC ++          1.35     04/01/30        2,700,000
   13,400,000  SAN JOSE CA MFHR ++                                                               1.68     04/01/44       13,400,000
    9,950,000  SAN JOSE CA MFHR ++                                                               1.68     05/01/30        9,950,000
    1,500,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.42     03/01/32        1,500,000
    2,000,000  SAN JOSE CA RDA TAX ALLOCATION REVENUE SERIES 158 ++                              1.45     02/01/05        2,000,000
   17,000,000  SAN JUAN CA USD GO TRAN SERIES 2                                                  2.50     10/24/02       17,032,812
    2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
               NATIONAL LOC ++                                                                   1.45     10/01/07        2,200,000
   13,095,000  SANTA CLARA CA ELECTRIC REVENUE SERIES B AMBAC INSURED SUBJECT TO
               CROSSOVER REFUNDING ++                                                            1.60     07/01/10       13,095,000
    5,900,000  SANTA CLARA COUNTY CA HFA MFHR BENTON PARK CENTER APARTMENTS SERIES A
               COLLATERALIZED BY FNMA ++                                                         1.35     12/15/25        5,900,000

                                       18

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE MATURITY DATE     VALUE
 $  3,770,000  SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A      5.50%    06/01/02   $     3,787,282
    6,900,000  SIMI VALLEY CA MFHR ++                                                         1.50     03/01/21         6,900,000
    5,150,000  SIMI VALLEY CA MFHR SERIES A BANK OF AMERICA NT & SA LOC COLLATERALIZED
               BY FHLMC ++                                                                    1.35     07/01/23         5,150,000
    4,500,000  SONOMA COUNTY CA GO TRAN                                                       3.00     11/19/02         4,530,600
   39,595,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX REVENUE SERIES 146 FGIC INSURED
               ++                                                                             1.35     08/15/15        39,594,660
   10,700,000  SOUTH PLACER CA WASTEWATER AUTHORITY UTILITY REVENUE SERIES B FGIC
               INSURED ++                                                                     1.35     11/01/35        10,700,000
   14,140,000  SOUTHERN CALIFORNIA HFA SFMR ++                                                1.68     11/01/02        14,140,000
   22,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE PALO VERDE
               PROJECT SERIES C AMBAC INSURED ++                                              1.25     07/01/17        22,000,000
    2,650,000  SOUTHERN CALIFORNIA RAPID TRANSPORTATION DISTRICT TRANSPORTATION REVENUE
               SPECIAL BENEFIT ASSESSMENT DISTRICT PROJECT SERIES A1 AMBAC INSURED
               PREREFUNDED 9/1/02 @ 102                                                       6.00     09/01/02         2,753,103
   21,185,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
               GENERALE LOC ++                                                                1.45     01/01/31        21,185,000
    3,200,000  UNION CITY CA MFHR SERIES A COLLATERALIZED BY FNMA ++                          1.40     07/15/29         3,200,000
    5,995,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 478 MBIA INSURED ++          1.43     09/01/22         5,995,000
    3,000,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA INSURED ++          1.43     09/01/22         3,000,000
    4,790,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES SG24 ++                      1.41     09/01/14         4,790,000
    4,500,000  VAL VERDE CA USD TRAN                                                          2.75     11/28/02         4,526,247
    2,000,000  VALLEJO CA HFA MFHR COLLATERALIZED BY FNMA ++                                  1.50     05/15/22         2,000,000
    7,300,000  VALLEJO CA HFA MFHR DRESNER BANK AG LOC ++                                     1.45     01/01/08         7,300,000
   24,900,000  WEST BASIN CA WATER & SEWER REVENUE COP PHASE II RECYCLED WATER PROJECT
               SERIES B BAYERISCHE HYPO LOC ++                                                1.30     08/01/27        24,900,000
    4,000,000  WESTERN PLACER CA USD TRAN EDUCATION FACILITIES REVENUE                        2.63     11/25/02         4,015,958

                                                                                                                    2,514,243,695
                                                                                                                  ---------------

OTHER - 4.49%
   13,176,000  ABN AMRO MUNITOPS 1998 25 MUNITOPS CERTIFICATES FGIC INSURED ++                1.45     07/05/06        13,176,000
   17,995,000  ABN AMRO MUNITOPS COP 1998 20 MUNITOPS CERTIFICATES AMBAC INSURED ++           1.45     07/05/06        17,995,000
   17,000,000  ABN AMRO MUNITOPS COP FGIC INSURED ++                                          1.48     05/07/08        17,000,000
    4,600,000  ABN AMRO MUNITOPS COP SERIES 1997 MBIA INSURED ++                              1.45     07/04/07         4,600,000
   44,000,000  CHARTER MAC GO BAYERISCHE LANDESBANK LOC MBIA INSURED ++                       1.50     09/01/40        44,000,000
   25,000,000  CHARTER MAC GO MBIA INSURED ++                                                 1.50     08/01/36        25,000,000

                                                                                                                      121,771,000
                                                                                                                  ---------------

PUERTO RICO - 3.13%
    3,200,000  CHILDRENS TRUST FUND PR PUTTERS PROJECT SERIES 149 MORGAN GUARANTY TRUST
               LOC ++                                                                         1.43     07/01/08         3,200,000
    1,330,000  PUERTO RICO COMMONWEALTH GO SERIES 365 MBIA/IBC INSURED ++                     1.43     07/01/29         1,330,000
   10,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY EAGLE TRUST
               SERIES 2002 5102 FSA INSURED ++                                                1.43     07/01/27        10,000,000
    2,390,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
               REVENUE MBIA/IBC INSURED ++                                                    1.41     07/01/26         2,390,000
    6,090,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
               REVENUE MBIA/IBC INSURED ++                                                    2.65     07/09/09         6,090,000
    5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
               SERIES 2 MBIA INSURED ++                                                       1.43     07/01/38         5,000,000
    1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
              SERIES 472 FSA INSURED ++                                                       1.41     07/01/18         1,000,000

                                       19

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE MATURITY DATE     VALUE
 $  2,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY AMBAC
               INSURED ++                                                                     1.41%    07/01/28   $    2,000,000
   10,825,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA IDR
               SERIES 139 AMBAC INSURED ++                                                    1.80     07/01/28       10,825,000
    1,315,000  PUERTO RICO COMMONWEALTH PUBLIC FINANCE CORPORATION APPROPRIATION ++           1.41     06/01/19        1,315,000
    4,335,000  PUERTO RICO COMMONWEALTH SERIES 477 MBIA INSURED ++                            1.43     07/01/23        4,335,000
    2,100,000  PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES S STARS &
               STRIPES PROJECT FSA INSURED                                                    5.55     07/01/02        2,114,613
    7,200,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY EAGLE TRUST SERIES 2001
               5101 ++                                                                        1.43     10/01/34        7,200,000
    9,915,000  PUERTO RICO MUNICIPAL FINANCE AGENCY ++                                        1.41     08/01/19        9,915,000
    5,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES R 17 FSA INSURED ++                1.43     08/01/12        5,000,000
    2,000,000  PUERTO RICO PFA ++                                                             1.41     06/01/16        2,000,000
    1,195,000  PUERTO RICO PFA REVENUE SERIES 111 AMBAC INSURED ++                            1.43     06/01/26        1,195,000
    3,820,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GUARANTEED REVENUE ++                   1.41     07/01/27        3,820,000
    6,135,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416 FSA LOC ++           1.43     07/01/21        6,135,000

                                                                                                                      84,864,613
                                                                                                                  ---------------
Total Municipal Securities (Cost $2,720,879,308)                                                                   2,720,879,308
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,720,879,308)*                        100.34%                                                             $2,720,879,308

OTHER ASSETS AND LIABILITIES, NET              (0.34)                                                                  (9,294,227)
                                              ------                                                              ---------------
Total Net Assets                              100.00%                                                             $ 2,711,585,081
                                              ======                                                              ===============

+    VARIABLE RATE SECURITIES.
++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   GOVERNMENT MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
DISCOUNT NOTES - AGENCY - 27.27%

FEDERAL HOME LOAN BANK - 0.99%
$ 15,000,000  FHLB                                                                           3.93%#       06/28/02   $   14,861,400
  35,000,000  FHLB                                                                           1.72#        07/19/02       34,819,848
   9,000,000  FHLB                                                                           2.29#        12/11/02        8,988,664

                                                                                                                         58,669,912
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.88%
 100,000,000  FHLMC                                                                          1.83#        04/04/02       99,985,000
  94,000,000  FHLMC                                                                          1.83#        05/07/02       93,830,800
  92,300,000  FHLMC                                                                          1.76#        05/23/02       92,064,354
 173,000,000  FHLMC                                                                          1.78#        06/06/02      172,434,335
  75,000,000  FHLMC                                                                          1.84#        06/13/02       74,720,928
   4,743,000  FHLMC                                                                          2.27#        07/18/02        4,711,269
  60,000,000  FHLMC                                                                          3.51#        08/15/02       59,229,712
  50,000,000  FHLMC                                                                          2.05#        08/28/02       49,581,973
  50,000,000  FHLMC                                                                          2.04#        09/11/02       49,547,223
  25,000,000  FHLMC                                                                          2.41#        10/10/02       24,688,000
  99,000,000  FHLMC                                                                          2.27#        11/15/02       97,601,792

                                                                                                                        818,395,386
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.40%
  36,702,000  FNMA                                                                           1.78#        04/01/02       36,702,000
  63,875,000  FNMA                                                                           1.80#        04/01/02       63,875,000
   9,000,000  FNMA                                                                           1.98#        04/11/02        8,995,150
  80,000,000  FNMA                                                                           1.80#        04/12/02       79,956,000
  31,032,000  FNMA                                                                           1.82#        05/01/02       30,984,934
  11,175,000  FNMA                                                                           1.95#        05/01/02       11,156,841
  20,000,000  FNMA                                                                           2.07#        06/03/02       19,928,251
  39,500,000  FNMA                                                                           1.82#        06/04/02       39,372,898
  46,263,750  FNMA                                                                           1.85#        07/01/02       46,048,557
  10,000,000  FNMA                                                                           1.71#        07/03/02        9,956,083
  25,000,000  FNMA                                                                           1.92#        07/09/02       24,870,751
  50,000,000  FNMA                                                                           1.74#        08/05/02       49,699,001
  25,000,000  FNMA                                                                           2.66#        08/09/02       24,765,279
  38,940,100  FNMA                                                                           2.00#        10/01/02       38,548,169
  14,945,000  FNMA                                                                           2.28#        10/01/02       14,774,066
  50,000,000  FNMA                                                                           1.97#        11/01/02       49,423,390
  41,076,000  FNMA                                                                           2.64#        01/02/03       40,260,367
  45,277,000  FNMA                                                                           2.53#        02/07/03       44,309,001
  50,000,000  FNMA                                                                           2.59#        02/27/03       48,833,392
  50,000,000  FNMA                                                                           2.72#        03/07/03       48,748,613

                                                                                                                        731,207,743
                                                                                                                     --------------

TOTAL DISCOUNT NOTES - AGENCY (COST $1,608,273,041)                                                                   1,608,273,041
                                                                                                                     --------------

                                       21

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FIXED RATE NOTES - AGENCY - 13.14%

FEDERAL FARM CREDIT BANK - 2.36%
$ 13,000,000  FEDERAL FARM CREDIT BANK                                                       6.50%        04/02/02   $   13,000,849
  10,000,000  FEDERAL FARM CREDIT BANK                                                       1.72         05/01/02        9,999,836
  20,300,000  FEDERAL FARM CREDIT BANK                                                       6.88         05/01/02       20,360,015
  61,000,000  FEDERAL FARM CREDIT BANK                                                       1.80         06/03/02       61,000,000
  35,000,000  FEDERAL FARM CREDIT BANK                                                       2.30         03/03/03       35,000,000

                                                                                                                        139,360,700
                                                                                                                     --------------
FEDERAL HOME LOAN BANK - 4.37%
  25,000,000  FHLB                                                                           4.50         04/04/02       24,999,766
  25,000,000  FHLB                                                                           5.25         04/25/02       25,010,840
  15,000,000  FHLB                                                                           6.75         05/01/02       15,037,117
  14,000,000  FHLB                                                                           4.13         05/29/02       14,001,492
  12,460,000  FHLB                                                                           3.75         06/28/02       12,460,000
  67,400,000  FHLB                                                                           6.88         07/18/02       68,075,954
  75,000,000  FHLB                                                                           2.45         12/17/02       75,000,000
   5,000,000  FHLB                                                                           2.33         01/24/03        5,000,000
  15,000,000  FHLB                                                                           2.20         01/28/03       14,995,334
   1,000,000  FHLB                                                                           2.35         02/21/03        1,000,000
   1,750,000  FHLB                                                                           5.72         03/06/03        1,804,044

                                                                                                                        257,384,547
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.80%
  18,000,000  FHLMC                                                                          5.50         05/15/02       18,032,222
  11,760,000  FHLMC                                                                          1.85         08/15/02       11,677,325
   5,000,000  FHLMC                                                                          1.87         08/15/02        4,965,020
  65,960,000  FHLMC                                                                          6.63         08/15/02       66,905,119
  35,000,000  FHLMC                                                                          6.25         10/15/02       35,721,832
  25,000,000  FHLMC                                                                          2.42         11/01/02       24,992,086
   3,000,000  FHLMC                                                                          5.30         02/05/03        3,073,640

                                                                                                                        165,367,244
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.19%
  88,455,000  FNMA                                                                           6.63         04/15/02       88,602,493
   9,030,000  FNMA                                                                           7.55         04/22/02        9,045,491
  50,000,000  FNMA                                                                           3.95         07/05/02       50,237,920
  15,000,000  FNMA                                                                           6.75         08/15/02       15,172,502
  13,500,000  FNMA                                                                           6.00         11/04/02       13,796,867
  11,000,000  FNMA                                                                           6.80         01/10/03       11,361,836

                                                                                                                        188,217,109
                                                                                                                     --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.42%
  25,000,000  STUDENT LOAN MARKETING ASSOCIATION                                             2.25         01/27/03       24,996,330

                                                                                                                         24,996,330
                                                                                                                     --------------

TOTAL FIXED RATE NOTES - AGENCY (COST $775,325,930)                                                                     775,325,930
                                                                                                                     --------------

                                       22

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FLOATING RATE NOTES - AGENCY - 19.17%

FEDERAL FARM CREDIT BANK - 1.70%
$ 50,000,000  FEDERAL FARM CREDIT BANK+/-                                                    1.74%        11/25/02   $   49,992,003
  50,000,000  FEDERAL FARM CREDIT BANK+/-                                                    1.72         07/10/03       49,991,518

                                                                                                                         99,983,521
                                                                                                                     --------------

FEDERAL HOME LOAN BANK - 6.27%
  94,590,000  FHLB+/-                                                                        1.66         08/13/02       94,578,337
 100,000,000  FHLB+/-                                                                        1.66         11/14/02       99,984,861
 125,000,000  FHLB+/-                                                                        1.75         01/17/03      124,968,131
  50,000,000  FHLB+/-                                                                        1.57         04/21/03       49,971,105

                                                                                                                        369,502,434
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.39%
  50,000,000  FHLMC+/-                                                                       1.71         07/08/03       49,981,775
  50,000,000  FHLMC+/-                                                                       1.75         08/05/03       49,976,530
 100,000,000  FHLMC+/-                                                                       1.73         09/04/03       99,935,560

                                                                                                                        199,893,865
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.81%
  86,793,000  FNMA+/-                                                                        1.75         09/27/02       86,772,687
  99,000,000  FNMA+/-                                                                        1.76         11/29/02       98,981,906
 100,000,000  FNMA+/-                                                                        1.75         12/05/02       99,979,515
  50,000,000  FNMA+/-                                                                        1.74         05/05/03       49,957,686
 125,000,000  FNMA+/-                                                                        1.74         06/09/03      124,916,389

                                                                                                                        460,608,183
                                                                                                                     --------------

TOTAL FLOATING RATE NOTES - AGENCY (COST $1,129,988,003)                                                              1,129,988,003
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 41.78%
 499,117,682  BANC AMERICA SECURITIES                                                        1.94         04/01/02      499,117,682
 350,000,000  BEAR STEARNS & COMPANY INCORPORATED                                            1.80         04/01/02      350,000,000
 500,000,000  CREDIT SUISSE FIRST BOSTON                                                     1.93         04/01/02      500,000,000
 200,000,000  DEUTSCHE BANC ALEX BROWN                                                       1.82         04/01/02      200,000,000
  36,715,000  GOLDMAN SACHS GROUP INCORPORATED                                               1.73         04/01/02       36,715,000
 602,699,815  GOLDMAN SACHS GROUP INCORPORATED                                               1.93         04/01/02      602,699,815
  75,000,000  JP MORGAN SECURITIES INCORPORATED                                              1.91         04/01/02       75,000,000
 200,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                           1.83         04/01/02      200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,463,532,497)                                                                     2,463,532,497
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,977,119,471)*                         101.36%                                                               $5,977,119,471

OTHER ASSETS AND LIABILITIES, NET               (1.36)                                                                  (80,132,187)
                                               -------                                                               --------------
Total Net Assets                               100.00%                                                               $5,896,987,284
                                               =======                                                               ==============

+/-  VARIABLE RATE SECURITIES.
#    YIELD TO MATURITY.
*    COST FOR FEDERAL INCOME TAX PURPOSES IS $5,977,119,796.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   MINNESOTA MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL SECURITIES - 99.57%
$    425,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
              PROJECT TORONTO DOMINION BANK LOC ++                                            1.45%          7/1/25    $     425,000
     800,000  BROOKLYN CENTER MN IDR BROOKDALE CORPORATION III PROJECT FIRSTAR BANK NA
              LOC ++                                                                          1.50          12/1/07          800,000
     500,000  CENTENNIAL INDEPENDENT SCHOOL DISTRICT # 0 SERIES A FSA/SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                          3.75           2/1/03          508,482
   5,800,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC ++                  1.50          12/1/09        5,800,000
   2,300,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS LP PROJECT FHLB LOC ++                       1.50           5/1/27        2,300,000
   1,000,000  DAKOTA COUNTY MN CDA SFMR SERIES C COLLATERALIZED BY GNMA/FNMA                  3.50           5/1/02        1,000,644
   2,900,000  DAKOTA COUNTY MN HFA & RDA REVENUE COLLATERALIZED BY FHLMC ++                   1.59          12/1/22        2,900,000
     200,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
              REVENUE MILLER DWAN MEDICAL CENTER PROJECT US BANK NA LOC ++                    1.50           6/1/19          200,000
   6,295,000  EAGAN MN MFHR ++                                                                1.66          12/3/29        6,295,000
   5,350,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT COLLATERALIZED BY FHLMC ++               1.50          12/1/29        5,350,000
   6,500,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                          2.75          8/26/02        6,500,000
     100,000  FRIDLEY MN IDR LONGVIEW FIBRE COMPANY PROJECT ABN AMRO BANK NV LOC ++           1.60           1/1/03          100,000
   5,100,000  GOLDEN VALLEY MN IDA HEALTH CARE REVENUE UNICARE HOMES PROJECT
              BANK OF AMERICA NA LOC ++                                                       1.58           9/1/14        5,100,000
   2,600,000  HENNEPIN COUNTY MN HFA & RDA CITY APARTMENTS AT LORING PARK US BANK NA
              LOC ++                                                                          1.75          6/15/34        2,600,000
   2,500,000  LITCHFIELD MN INDEPENDENT SCHOOL DISTRICT # 465 EDUCATION FACILITIES
              REVENUE SCHOOL DISTRICT CREDIT PROGRAM INSURED                                  2.00          9/30/02        2,506,199
   1,865,000  MANKATO MN MANKATO AREA FAMILY YMCA PROJECT US BANK NA LOC ++                   1.55           4/1/06        1,865,000
     235,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED 10/3/00 ++     1.50           5/1/27          235,000
   1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT COLLATERALIZED BY FHLMC ++          1.50           3/1/29        1,620,000
   2,260,000  MBIA CAPITAL CORPORATION ++                                                     1.68           1/6/05        2,260,000
   1,100,000  METROPOLITAN COUNCIL MN MINNEAPOLIS ST PAUL AREA GO                             5.00          12/1/02        1,123,048
   1,000,000  MINNEAPOLIS MN GO SALES TAX REVENUE                                             5.90           4/1/02        1,000,000
   2,550,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC ++         1.50          10/1/21        2,550,000
   1,900,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES B US BANK NA LOC ++         1.50          10/1/21        1,900,000
   1,000,000  MINNEAPOLIS ST PAUL MN HOUSING FINANCE BOARD SFMR FNMA MORTGAGE SERIES A4       3.25           5/1/02        1,000,000
   5,125,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD IDR SERIES I MBIA
              INSURED ++                                                                      1.85         11/15/26        5,125,000
   3,300,000  MINNESOTA GO EAGLE TRUST SERIES 2001 2301 ++                                    1.58          10/1/19        3,300,000
   4,170,000  MINNESOTA RURAL WATER FINANCIAL AUTHORITY WATER REVENUE                         2.63           2/1/03        4,203,623
     600,000  MINNESOTA RURAL WATER FINANCIAL AUTHORITY WATER REVENUE                         5.25           4/1/02          600,000
   2,365,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP SERIES
              B SCHOOL DISTRICT CREDIT PROGRAM INSURED                                        3.00          10/1/02        2,376,039
     725,000  MINNESOTA STATE GO                                                              5.00           8/1/02          731,522
   2,650,000  MINNESOTA STATE GO SERIES II R 96 ++                                            1.58           8/1/04        2,650,000
   3,000,000  MINNESOTA STATE HEFA EDUCATION REVENUE OLAF COLLEGE PROJECT SERIES 5H
              HARRIS TRUST & SAVINGS BANK LOC ++                                              1.40          10/1/30        3,000,000
     700,000  MINNETONKA MN MFHR MINNETONKA HILLS APARTMENTS ++                               1.50         11/15/31          700,000
   4,000,000  MONTICELLO MN INDEPENDENT SCHOOL DISTRICT #882 GO SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                          3.00          9/30/02        4,014,580
   2,300,000  NEW BRIGHTON MN IDR UNICARE HOMES INCORPORATED PROJECT
              BANK OF AMERICA NA LOC ++                                                       1.58          12/1/14        2,300,000
     190,000  PLYMOUTH MN IDR TURCK MULTIPROX INCORPORATED PROJECT DEUTSCHE BANK AG LOC ++    1.55          11/1/06          190,000
   2,200,000  PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT ++                        1.50          9/15/31        2,200,000
   5,500,000  ROBBINSDALE MN IDR UNICARE HOMES INCORPORATED PROJECT BANK OF AMERICA NA
              LOC ++                                                                          1.58          10/1/14        5,500,000

                                       24

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
$  2,500,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                          1.75%         5/20/02    $   2,500,823
   6,900,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                     1.25           4/2/02        6,900,000
   4,850,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                     1.20           4/4/02        4,850,000
   1,000,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                     1.20           5/7/02        1,000,000
   4,230,000  ROCHESTER MN MFHR SERIES F ++                                                   1.66          7/15/31        4,230,000
   1,675,000  ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT #750 GO SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                          3.25          8/12/02        1,678,251
   2,400,000  RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT #239 GO AID ANTICIPATION
              CERTIFICATES INDEBTURE SCHOOL DISTRICT CREDIT PROGRAM INSURED                   3.00           8/5/02        2,402,402
   5,000,000  ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT ++                    1.70          9/15/31        5,000,000
     965,000  ST PAUL MN HFA & RDA DISTRIBUTION COOLING REVENUE SERIES L DEXIA
              CREDIT LOCAL DE FRANCE LOC ++                                                   1.70           3/1/18          965,000
   1,130,000  ST PAUL MN HFA & RDA IDR SERIES I DEXIA CREDIT LOCAL DE FRANCE LOC ++           1.70           6/1/15        1,130,000
     315,000  ST PAUL MN HFA & RDA MFHR IRIS PARK PLACE PROJECT FLEET NATIONAL BANK LOC ++    1.60           8/1/13          315,000
   5,490,000  ST PAUL MN HFA & RDA WATER REVENUE DEXIA CREDIT LOCAL DE FRANCE LOC ++          1.50          12/1/12        5,490,000
   2,025,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE 2001 SERIES O DEXIA
              CREDIT LOCAL DE FRANCE LOC ++                                                   1.50           3/1/12        2,025,000
   2,595,000  ST PAUL MN PORT AUTHORITY DISTRICT TRANSPORTATION REVENUE SERIES R DEXIA
              CREDIT LOCAL LOC ++                                                             1.60           3/1/22        2,595,000
   2,060,000  ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE TRANSPORTATION REVENUE
              WESTGATE OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC ++             1.55           2/1/15        2,060,000
   4,000,000  ST PAUL MN PORT AUTHORITY TRANSPORTATION REVENUE SERIES M DEXIA BANK LOC ++     1.50           3/1/21        4,000,000
   1,280,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                 4.60           7/1/02        1,288,812

TOTAL MINNESOTA MUNICIPAL SECURITIES (COST $141,259,425)                                                                 141,259,425
                                                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $141,259,425)*                            99.57%                                                                 $ 141,259,425

OTHER ASSETS AND LIABILITIES, NET                0.43                                                                        613,812
                                               -------                                                                 -------------
TOTAL NET ASSETS                               100.00%                                                                 $ 141,873,237
                                               =======                                                                 =============

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                         INTEREST RATE  MATURITY DATE      VALUE
BANK NOTES - 0.98%
$ 100,000,000  LASALLE NATIONAL BANK                                      2.34%       11/26/02     $ 100,000,000

TOTAL BANK NOTES (COST $100,000,000)                                                                 100,000,000
                                                                                                   -------------
CERTIFICATES OF DEPOSIT - 14.79%
  120,000,000  BANK AUSTRIA                                               1.87         5/15/02       120,000,731
   50,000,000  BANK OF SCOTLAND                                           2.30         4/12/02        50,000,000
  180,000,000  BANQUE NATIONAL DE PARIS                                   2.31         4/15/02       180,000,000
  147,000,000  CHASE MANHATTAN USA                                        1.73         4/10/02       147,000,000
  100,000,000  COMMERZBANK AG NEW YORK BRANCH+/-                          1.84         9/30/02        99,990,015
  100,000,000  COMMERZBANK AG NEW YORK BRANCH                             2.19         12/6/02        99,993,246
   50,000,000  DEUTSCHE ZENTRAL                                           1.81         5/14/02        50,000,000
   50,000,000  DEUTSCHE ZENTRAL                                           1.96         8/14/02        50,001,856
  100,000,000  NATEXIS BANQUE POPULAIRES                                  1.74         4/15/02       100,000,000
   75,000,000  NATEXIS BANQUE POPULAIRES                                  1.82          5/7/02        75,000,000
   75,000,000  SOUTHTRUST BANK NA                                         4.00         8/19/02        75,000,000
  100,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                      3.54         9/10/02       100,480,735
   85,000,000  SWEDBANK                                                   2.51        11/25/02        84,989,044
  141,000,000  WEST DEUTSCHE LANDESBANK                                   2.17         9/11/02       141,000,000
  137,000,000  WESTDEUTSCHE LANDESBANK GIROZENTRALI NEW YORK              1.96         8/15/02       137,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,510,455,627)                                                1,510,455,627
                                                                                                   -------------
COMMERCIAL PAPER - 54.84%
  139,000,000  AMSTEL FUNDING CORPORATION +                               1.85#        5/15/02       138,687,405
   99,000,000  AMSTEL FUNDING CORPORATION +                               1.96#        8/12/02        98,290,445
   75,000,000  AMSTEL FUNDING CORPORATION +                               2.00#        8/21/02        74,414,250
   25,000,000  ATLANTIS ONE FUNDING CORPORATION +                         1.99#        7/16/02        24,854,250
  175,000,000  COMMERZBANK AG                                             1.75#         4/8/02       174,940,792
   60,083,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC +                    1.84#         4/3/02        60,076,858
   25,000,000  CROWN POINT CAPITAL COMPANY LLC +                          1.83#        4/15/02        24,982,306
  100,000,000  CROWN POINT CAPITAL COMPANY LLC +                          1.84#        4/23/02        99,888,167
  102,313,000  CROWN POINT CAPITAL COMPANY LLC +                          1.83#        4/24/02       102,194,033
   50,000,000  CROWN POINT CAPITAL COMPANY LLC +                          1.86#         5/7/02        49,907,500
   50,000,000  CROWN POINT CAPITAL COMPANY LLC +                          1.89#        5/20/02        49,872,056
   52,994,000  CROWN POINT CAPITAL COMPANY LLC +                          2.21#        9/10/02        52,471,744
  200,000,000  DEXIA BANK DELAWARE LLC                                    1.84#         5/3/02       199,674,667
   19,000,000  DEXIA BANK DELAWARE LLC                                    1.89#        6/10/02        18,930,914
  100,000,000  DEXIA BANK DELAWARE LLC                                    1.89#        6/12/02        99,626,000
   59,000,000  DRESDNER US FINANCE INCORPORATED                           2.05#         9/9/02        58,464,363
   50,000,000  EDISON ASSET SECURITIZATION LLC +                          1.81#        4/24/02        49,942,500
   50,000,000  EDISON ASSET SECURITIZATION LLC +                          1.96#        6/18/02        49,788,750
  129,339,000  FAIRWAY FINANCE CORPORATION +                              1.93#        6/17/02       128,807,848
   44,916,000  FAIRWAY FINANCE CORPORATION +                              2.19#        9/12/02        44,471,981
  115,348,000  FORRESTAL FUNDING +                                        1.83#        4/26/02       115,202,213
  138,658,000  GEMINI SECURITIZATION INCORPORATED +                       1.87#        5/15/02       138,342,784
   60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                       1.92#         8/7/02        59,594,668
  120,000,000  GREYHAWK FUNDING LLC +                                     1.91#        7/24/02       119,278,000

                                       26

PRINCIPAL      SECURITY NAME                                         INTEREST RATE  MATURITY DATE      VALUE
$  80,000,000  HALIFAX PLC                                                2.28%#        4/4/02     $  79,985,000
   93,406,000  HALOGEN CAPITAL COMPANY LLC +                              1.67#        4/11/02        93,362,930
   50,000,000  HALOGEN CAPITAL COMPANY LLC +                              1.67#        4/12/02        49,974,639
   75,462,000  HALOGEN CAPITAL COMPANY LLC +                              1.83#        5/10/02        75,312,397
   44,961,000  HOLDENBY CAPITAL COMPANY LLC +                             1.89#        6/14/02        44,788,175
   68,670,000  IVORY FUNDING CORPORATION +                                1.86#        4/29/02        68,571,192
   88,970,000  IVORY FUNDING CORPORATION +                                1.85#         5/9/02        88,797,201
   90,165,000  IVORY FUNDING CORPORATION +                                1.86#        5/28/02        89,900,892
   50,000,000  IVORY FUNDING CORPORATION +                                1.94#        6/10/02        49,812,362
   43,435,000  IVORY FUNDING CORPORATION +                                1.94#        6/12/02        43,267,342
  100,000,000  JP MORGAN CHASE & COMPANY                                  1.84#         6/5/02        99,669,584
  100,000,000  JP MORGAN CHASE & COMPANY                                  1.91#        6/13/02        99,614,723
   50,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                      3.89#         4/1/02        50,000,000
   95,000,000  LEXINGTON PARKER CAPITAL CORPORATION LLC +                 1.87#         6/3/02        94,692,438
   75,000,000  LEXINGTON PARKER CAPITAL CORPORATION LLC +                 1.91#         6/4/02        74,746,667
   35,515,000  LEXINGTON PARKER CAPITAL CORPORATION LLC +                 1.93#         6/6/02        35,389,987
  133,866,000  LEXINGTON PARKER CAPITAL CORPORATION LLC +                 1.88#        6/11/02       133,372,295
   71,000,000  LIQUID FUNDING LIMITED                                     1.85#         4/1/02        71,000,000
   50,000,000  MOAT FUNDING LLC +                                         1.86#        6/24/02        49,785,334
  100,000,000  MOAT FUNDING LLC +                                         1.86#        6/26/02        99,560,445
   75,000,000  MONT BLANC CAPITAL CORP +                                  1.82#        4/24/02        74,913,271
   25,000,000  NEPTUNE FUNDING CORPORATION +                              1.86#        4/23/02        24,971,736
   75,282,000  NEPTUNE FUNDING CORPORATION +                              1.87#        4/26/02        75,184,761
   58,473,000  NEPTUNE FUNDING CORPORATION +                              1.89#        5/13/02        58,344,750
  101,057,000  NEPTUNE FUNDING CORPORATION +                              1.88#        5/28/02       100,757,788
   28,167,000  NEPTUNE FUNDING CORPORATION +                              1.94#        6/17/02        28,050,725
   76,000,000  NEPTUNE FUNDING CORPORATION +                              1.98#        6/24/02        75,650,654
   67,348,000  NESS LLC +                                                 1.98#        8/26/02        66,808,992
  100,000,000  NORDEA NORTH AMERICA INCORPORATED                          2.28#         4/4/02        99,981,250
  100,000,000  NORDEA NORTH AMERICA INCORPORATED                          1.86#        4/18/02        99,912,639
  100,000,000  PARADIGM FUNDING LLC +                                     1.85#         5/2/02        99,840,695
  140,809,000  PERRY GLOBAL FUNDING LLC +                                 1.83#        5/10/02       140,529,846
   85,817,000  PERRY III FUNDING CORPORATION +                            1.83#         5/8/02        85,656,475
  114,080,000  PREFERRED RECEIVABLES FUNDING CORPORATION +                1.83#        4/16/02       113,993,014
   46,000,000  SIGMA FINANCE INCORPORATED +                               2.28#        4/22/02        45,939,625
  120,000,000  SPINTAB/SWEDE MORTGAGE AB                                  1.84#        4/17/02       119,902,400
  200,000,000  SPINTAB/SWEDE MORTGAGE AB                                  1.91#        6/11/02       199,250,556
   65,000,000  SPINTAB/SWEDE MORTGAGE AB                                  1.95#        6/19/02        64,723,281
  100,000,000  STADSHYPOTEK +                                             2.32#         4/2/02        99,993,639
   48,135,000  THAMES ASSET GLOBAL SECURITIZATION +                       2.01#        7/11/02        47,864,910
   40,000,000  WCP FUNDING INCORPORATED +                                 1.82#         4/4/02        39,993,933
   25,171,000  WHITE PINE FINANCE LLC +                                   2.01#        7/10/02        25,031,162
   17,895,000  WHITE PINE FINANCE LLC +                                   2.01#        7/11/02        17,794,590
   20,142,000  WHITE PINE FINANCE LLC +                                   2.02#        7/15/02        20,023,917
  100,000,000  ZCM MATCHED FUNDING CORPORATION +                          1.79#         5/9/02        99,812,110

                                       27

PRINCIPAL      SECURITY NAME                                         INTEREST RATE  MATURITY DATE       VALUE
$ 100,000,000  ZCM MATCHED FUNDING CORPORATION +                          1.95%#       7/30/02     $    99,356,666
   50,000,000  ZCM MATCHED FUNDING CORPORATION +                          2.02#         9/5/02          49,563,889

TOTAL COMMERCIAL PAPER (COST $5,598,155,371)                                                         5,598,155,371
                                                                                                   ---------------

FIXED RATE NOTES - CORPORATE - 1.34%
   62,000,000  LINKS FINANCE MTN +                                        2.18        11/15/02          61,896,338
   75,000,000  MERRILL LYNCH & COMPANY INCORPORATED                       3.03          4/2/03          75,000,000

TOTAL FIXED RATE NOTES - CORPORATE (COST $136,896,338)                                                 136,896,338
                                                                                                   ---------------

FLOATING RATE COMMERCIAL PAPER - 0.34%
   35,000,000  MERCK & COMPANY INCORPORATED+/-                            1.86        10/25/02          35,000,000

TOTAL FLOATING RATE COMMERCIAL PAPER (COST $35,000,000)                                                 35,000,000
                                                                                                   ---------------

FLOATING RATE NOTES - AGENCY - 1.42%
  145,000,000  FNMA+/-                                                    1.75         12/5/02         144,970,301

TOTAL FLOATING RATE NOTES - AGENCY (COST $144,970,301)                                                 144,970,301
                                                                                                   ---------------

FLOATING RATE NOTES - CORPORATE - 13.17%
  120,000,000  AMERICAN EXPRESS CENTURION BANK+/-                         3.00         10/7/02         120,000,000
   60,000,000  BAYERISCHE HYPOTHEKEN+/-                                   1.80         7/22/02          59,993,783
   50,000,000  BEAR STEARNS & COMPANY INCORPORATED+/-                     2.40         3/28/03          50,138,479
   90,000,000  BEAR STEARNS & COMPANY INCORPORATED+/-                     2.03          4/3/03          90,000,000
   35,000,000  DORADA FINANCE INCORPORATED+/-                             1.90         4/17/02          35,000,000
  100,000,000  FAIRWAY FINANCE CORPORATION+/-                             1.84          5/1/02          99,998,343
   75,500,000  FLEETBOSTON FINANCIAL GROUP+/-                             2.25         3/27/03          75,651,446
  108,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-+                   1.85         9/19/02         108,000,000
  100,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                        1.92          2/6/03         100,000,000
   40,000,000  INTERNATIONAL LEASE FINANCE CORPORATION+/-                 2.12          1/9/03          40,000,000
   50,000,000  JP MORGAN CHASE & COMPANY+/-                               2.03          3/6/03          50,062,089
  140,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                    1.88         1/13/03         140,000,000
  125,000,000  NATIONAL RURAL UTILITIES+/-                                1.75         4/17/02         125,000,000
  100,000,000  NORTHERN ROCK PLC+/-                                       1.72        10/17/02         100,000,000
  150,000,000  NORTHERN ROCK PLC+/-                                       1.89         2/14/03         150,000,000

TOTAL FLOATING RATE NOTES - CORPORATE (COST $1,343,844,140)                                          1,343,844,140
                                                                                                   ---------------

MUNICIPAL DEMAND NOTES - 0.01%
    1,165,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC ++         1.95        12/15/26           1,165,000

TOTAL MUNICIPAL DEMAND NOTES (COST $1,165,000)                                                           1,165,000
                                                                                                   ---------------

REPURCHASE AGREEMENTS - 13.94%
  150,000,000  BANC AMERICA SECURITIES                                    1.96          4/1/02         150,000,000
  175,000,000  BANC ONE CAPITAL MARKETS                                   1.94          4/1/02         175,000,000
  344,475,487  BEAR STEARNS & COMPANY INCORPORATED                        1.93          4/1/02         344,475,487
  400,000,000  GOLDMAN SACHS GROUP INCORPORATED                           1.94          4/1/02         400,000,000
   75,000,000  JP MORGAN & CHASE COMPANY                                  1.96          4/1/02          75,000,000

                                       28

PRINCIPAL      SECURITY NAME                                         INTEREST RATE  MATURITY DATE      VALUE
$ 193,522,038  MERRILL LYNCH & COMPANY INCORPORATED                       1.93%         4/1/02    $   193,522,038
   85,000,000  SALOMON SMITH BARNEY                                       1.96          4/1/02         85,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,422,997,525)                                                   1,422,997,525
                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,293,484,302)*                   100.83%                                                 $10,293,484,302

OTHER ASSETS AND LIABILITIES, NET          (0.83)                                                     (84,333,154)
                                          ------                                                  ---------------
TOTAL NET ASSETS                          100.00%                                                 $10,209,151,148
                                          ======                                                  ===============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/-  VARIABLE RATE SECURITIES.
++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
#    YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL SECURITIES - 99.76%

ALABAMA - 1.84%
$  11,500,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD ENVIRONMENTAL IMPACT
               REVENUE THE MEAD CORPORATION PROJECT TORONTO DOMINION BANK LOC ++             1.45%        6/1/32       $ 11,500,000

                                                                                                                         11,500,000
                                                                                                                       ------------

ALASKA - 0.52%
    1,465,000  ALASKA HOUSING FINANCE CORPORATION HOUSING REVENUE STATE CAPITAL PROJECT
               SERIES A-2                                                                    5.00         6/1/02          1,469,236
    1,775,000  ALASKA IDR PROVIDENCE MEDICAL OFFICE BUILDING KBC BANK NV LOC ++              1.35         6/1/10          1,775,000

                                                                                                                          3,244,236
                                                                                                                       ------------

ARIZONA - 0.40%
    1,500,000  ARIZONA SCHOOL DISTRICT TRAN EDUCATION REVENUE FINANCING PROGRAM COP          3.25        7/31/02          1,503,401
    1,000,000  ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY
               REGIONAL AREA PROJECT SERIES A AMBAC INSURED                                  5.50         7/1/02          1,006,837

                                                                                                                          2,510,238
                                                                                                                       ------------

CALIFORNIA - 0.92%
    2,000,000  CALIFORNIA HEFA STUDENT LOAN REVENUE SERIES A STATE STREET BANK & TRUST
               CA LOC                                                                        2.87         6/3/02          2,000,000
    1,900,000  DAVIS CA TRAN INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO COUNTIES
               EDUCATION FACILITIES REVENUE                                                  3.00        9/11/02          1,904,393
      450,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REVENUE
               SERIES SG 12 ++                                                               1.50        10/1/19            450,000
    1,400,000  NEWMAN CAPITAL TRUST ++                                                       1.73        4/11/33          1,400,000

                                                                                                                          5,754,393
                                                                                                                       ------------

COLORADO - 3.91%
    3,800,000  ARAPAHOE COUNTY CO CAPITAL IMPROVEMENTS & TRANSPORTATION HIGHWAY REVENUE
               SERIES 437 PREREFUNDED 8/31/05 @ 103 ++                                       1.60        8/31/26          3,800,000
    2,000,000  ARVADA CO WATER ENTERPRISES REVENUE FSA INSURED ++                            1.45        11/1/20          2,000,000
    4,264,000  BOULDER COUNTY CO MFHR CLOVERBASIN VILLAGE APARTMENTS PROJECT ++              2.25       12/25/31          4,264,000
    4,985,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES R98 FSA INSURED ++             1.60       11/15/16          4,985,000
    2,400,000  DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE SERIES B BANK
               ONE COLORADO NA LOC ++                                                        1.45        12/1/31          2,400,000
    1,385,000  EAGLE RANCH METROPOLITAN DISTRICT CO GO SERIES A SOCIETE GENERALE LOC ++      1.50       10/15/18          1,385,000
    1,395,000  EAGLE RANCH METROPOLITAN DISTRICT CO GOLF COURSE REVENUE SERIES B SOCIETE
               GENERALE LOC ++                                                               1.50       10/15/18          1,395,000
    1,000,000  METROPOLITAN FOOTBALL STADIUM COLORADO DISTRICT SALES TAX SPORTS FACILITIES
               REVENUE SERIES B MBIA INSURED                                                 2.20         1/1/03            983,728
    1,015,000  ROARING FORKS CO ++                                                           1.68         6/1/05          1,015,000
    2,220,000  ROARING FORKS CO SFMR ++                                                      1.68        12/1/05          2,220,000

                                                                                                                         24,447,728
                                                                                                                       ------------

DISTRICT OF COLUMBIA - 0.33%
    2,065,000  DISTRICT OF COLUMBIA GO FSA INSURED ++                                        1.59         6/1/10          2,065,000

                                                                                                                          2,065,000
                                                                                                                       ------------

FLORIDA - 1.87%
    1,500,000  BREVARD COUNTY FL HFFA REVENUE WUESTHOFF MEMORIAL PROJECT SERIES B MBIA/IBC
               INSURED PREREFUNDED 4/1/02 @ 102                                              7.20         4/1/02          1,530,000

                                       30

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE MATURITY DATE      VALUE
$ 6,000,000  ESCAMBIA COUNTY FL HFFA HEALTH FACILITIES REVENUE SERIES 159 AMBAC INSURED
             ++                                                                              1.60%        7/1/16       $ 6,000,000
  4,205,000  ORANGE COUNTY FL SCHOOL BOARD COP EDUCATION FACILITIES REVENUE SERIES IIR
             AMBAC INSURED ++                                                                1.58         8/1/12         4,205,000

                                                                                                                        11,735,000
                                                                                                                       -----------

GEORGIA - 4.23%
  5,000,000  ATLANTA GA AIRPORT REVENUE SERIES SG 138 ++                                     1.61         1/1/26         5,000,000
  3,700,000  ATLANTA GA WATER & WASTE REVENUE SERIES B FSA INSURED ++                        1.55        11/1/38         3,700,000
  2,300,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES HEALTH CARE REVENUE LENBROOK
             SQUARE FOUNDATION PROJECT DRESDNER BANK AG LOC ++                               1.40         1/1/18         2,300,000
 10,000,000  GEORGIA LOCAL GOVERNMENT COP SERIES K ++                                        1.58         6/1/28        10,000,000
  5,500,000  GEORGIA STATE ROAD & HIGHWAY AUTHORITY TRANSPORTATION REVENUE                   2.75        5/20/02         5,506,626

                                                                                                                        26,506,626
                                                                                                                       -----------

HAWAII - 0.43%
  1,250,000  HONOLULU HI CITY & COUNTY GO SERIES A FGIC INSURED                              5.00         7/1/02         1,257,019
  1,400,000  HONOLULU HI CITY & COUNTY GO SERIES C FGIC INSURED                              2.85        12/4/02         1,407,439

                                                                                                                         2,664,458
                                                                                                                       -----------

IDAHO - 1.51%
  3,600,000  BOISE CITY ID HFA REVENUE AFFORDABLE HOUSING PROJECT                            2.35         4/1/02         3,600,000
  2,420,000  IDAHO HEALTH FACILITIES AUTHORITY REVENUE ST LUKES REGIONAL MEDICAL CENTER
             PROJECT BAYERISCHE LANDESBANK LOC ++                                            1.40         5/1/22         2,420,000
  3,400,000  IDAHO HOUSING & FINANCIAL ASSISTANCE HOUSING REVENUE BALMORAL APARTMENTS II
             US BANK NA LOC ++                                                               1.50         4/1/33         3,400,000

                                                                                                                         9,420,000
                                                                                                                       -----------

ILLINOIS - 6.74%
  1,900,000  CHICAGO IL IDR CHICAGOS FINEST INCORPORATED PROJECT AMERICAN NATIONAL BANK
             & TRUST LOC ++                                                                  1.75        11/1/26         1,900,000
  3,165,000  CHICAGO IL O'HARE AIRPORT SPECIAL FACILITIES REVENUE NORDDEUTSCHE
             LANDESBANKEN LOC ++                                                             1.50        11/1/25         3,165,000
    640,000  ELGIN IL IDR NELSON GRAPHIC INCORPORATED PROJECT LASALLE BANK NA LOC ++         1.58        12/1/28           640,000
    400,000  ELMHURST IL IDR JOHN SAKASH COMPANY INCORPORATED PROJECT LASALLE BANK NA
             LOC ++                                                                          1.58         2/1/25           400,000
  1,105,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT REVENUE REVCOR
             INCORPORATED PROJECT LASALLE NATIONAL BANK LOC ++                               1.58         6/1/08         1,105,000
  5,400,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHICAGO METROPOLITAN YMCA
             PROJECT HARRIS TRUST & SAVINGS BANK LOC ++                                      1.50         6/1/29         5,400,000
    200,000  ILLINOIS EDFA EDUCATION REVENUE NORTHERN TRUST COMPANY LOC ++                   1.50         3/1/28           200,000
  1,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE NORTHWESTERN MEMORIAL HOSPITAL
             SERIES B ++                                                                     1.45        8/15/09         1,200,000
 11,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE RESURRECTION HEALTH PROJECT
             SERIES A FSA INSURED ++                                                         1.50        5/15/29        11,100,000
  2,100,000  ILLINOIS HFFA REVENUE MEMORIAL MEDICAL CENTER SERIES C KREDIETBANK NV LOC ++    1.50         1/1/16         2,100,000
  1,000,000  ILLINOIS HFFA REVENUE NORTHWESTERN MEMORIAL HOSPITAL PROJECT NORTHERN TRUST
             COMPANY LOC ++                                                                  1.45        8/15/25         1,000,000
  2,100,000  ILLINOIS HFFA REVENUE SERIES 166 MORGAN STANLEY DEAN WITTER LOC AMBAC
             INSURED ++                                                                      1.56        2/15/24         2,100,000
  3,980,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR LAKESHORE PLAZA SERIES A MBIA
             INSURED ++                                                                      1.45         7/1/27         3,980,000

                                       31

PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
$ 2,000,000  ILLINOIS STATE GO SERIES G FSA INSURED ++                                       1.56%        5/1/15       $ 2,000,000
  3,200,000  ILLINOIS STATE GO SERIES II R 132 MBIA INSURED ++                               1.58         8/1/10         3,200,000
  1,000,000  ILLINOIS STATE SALES TAX REVENUE                                                5.63        6/15/02         1,005,989
  1,700,000  REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES A AMBAC
             INSURED PREREFUNDED 6/1/02 @ 100                                                6.13         6/1/02         1,713,496

                                                                                                                        42,209,485
                                                                                                                       -----------

INDIANA - 1.67%

  6,800,000  INDIANA BOND BANK GO SERIES A2                                                  2.25        1/22/03         6,832,601
  3,000,000  INDIANA HFFA HEALTH CARE REVENUE ASCENSION HEALTH CREDIT PROJECT SERIES A2      1.55         6/4/02         3,000,000
    550,000  INDIANA HFFA HEALTH CARE REVENUE ASCENSION HEALTH CREDIT PROJECT SERIES B ++    1.50       11/15/39           550,000
    100,000  INDIANA STATE EDFA EDUCATION REVENUE ST MARY PROJECT BANK ONE INDIANA NA
             LOC ++                                                                          1.55        2/15/26           100,000

                                                                                                                        10,482,601
                                                                                                                       -----------

IOWA - 2.23%
  3,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL PROJECT
             PREREFUNDED 7/1/02 @ 102                                                        7.00         7/1/02         3,090,030
  3,665,000  IOWA FINANCE AUTHORITY SFMR SERIES N ++                                         1.63         1/1/08         3,665,000
  1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE PRIVATE
             EDUCATION SERIES H                                                              3.75        5/23/02         1,000,967
  2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE PRIVATE
             EDUCATION SERIES K                                                              3.75        5/23/02         2,001,934
  1,500,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE PRIVATE
             EDUCATION SERIES L                                                              3.75        5/23/02         1,501,450
  2,500,000  IOWA STATE GO TRAN                                                              3.00        6/27/02         2,506,801
    200,000  URBANDALE IA IDR INTERSTATE ACRES LP PROJECT PRINCIPAL MUTUAL LIFE INSURANCE
             INSURED ++                                                                      1.65        12/1/14           200,000

                                                                                                                        13,966,182
                                                                                                                       -----------

KANSAS - 0.65%
  1,400,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES REVENUE
             STORMONT-VAIL PROJECT SERIES M MBIA INSURED ++                                  1.45       11/15/23         1,400,000
  2,660,000  LENEXA KS MFHR ++                                                               1.59         7/1/04         2,660,000

                                                                                                                         4,060,000
                                                                                                                       -----------

KENTUCKY - 1.68%
  3,000,000  BRECKINRIDGE COUNTY KY LEASE REVENUE KENTUCKY ASSOCIATION COMMUNITIES
             LEASING TRUST PROJECT SERIES A FIRSTAR BANK NA LOC ++                           1.56         2/1/31         3,000,000
  2,000,000  BRECKINRIDGE COUNTY KY LEASE REVENUE KENTUCKY ASSOCIATION COMMUNITIES
             LEASING TRUST PROJECT SERIES A US BANK NA LOC ++                                1.50         2/1/32         2,000,000
  5,500,000  KENTUCKY RURAL WATER FINANCING CORPORATION WATER REVENUE                        2.63        12/1/02         5,525,576

                                                                                                                        10,525,576
                                                                                                                       -----------

LOUISIANA - 4.54%
  1,820,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE REVENUE COLLATERALIZED
             BY GNMA/FNMA ++                                                                 1.63         6/1/07         1,820,000
  2,010,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ADVANCE FUNDING NOTES SERIES A            3.25        8/29/02         2,013,616
  3,420,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES SERIES E         3.00        10/3/02         3,432,704
  3,150,000  LOUISIANA STATE GO STATES TERRITORIES SERIES II R 111 MBIA INSURED
             PREREFUNDED  5/15/05 @ 102 ++                                                   1.58        5/15/12         3,150,000

                                       32

PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
$ 3,785,000  LOUISIANA STATE GO STATES TERRITORIES SERIES II R 128 MBIA INSURED
             PREREFUNDED 5/15/05 @ 102 ++                                                    1.58%       5/15/13       $ 3,785,000
  5,220,000  LOUISIANA STATE HEALTH EDUCATION AUTHORITY REVENUE CLASS A SERIES B ++          1.57        10/1/17         5,220,000
  4,500,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
             INTERNATIONAL MARINE TERM PROJECT SERIES A KREDIETBANK NV LOC ++                2.00        3/15/06         4,500,000
  4,500,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
             INTERNATIONAL MARINE TERM PROJECT SERIES B KREDIETBANK NV LOC ++                2.00        3/15/06         4,500,000

                                                                                                                        28,421,320
                                                                                                                       -----------

MAINE - 0.32%
  2,000,000  REGIONAL WASTE SYSTEM INDUSTRIES ME SOLID WASTE RESOURCES RECOVERY REVENUE
             SERIES R ++                                                                     1.70         7/1/12         2,000,000

                                                                                                                         2,000,000
                                                                                                                       -----------

MARYLAND - 0.82%
  1,600,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT GUARDIAN
             SAVINGS & LOAN LOC                                                              3.00         6/1/02         1,600,000
  1,000,000  MARYLAND STATE DEPARTMENT OF TRANSPORTATION TRANSPORTATION REVENUE ++           1.57        9/15/09         1,000,000
  2,500,000  MARYLAND STATE HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
             CATHOLIC HEALTH SERIES B ++                                                     1.70        12/1/15         2,500,000

                                                                                                                         5,100,000
                                                                                                                       -----------

MASSACHUSETTS - 0.92%
  2,640,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AUTHORITY MFHR ++                       1.55         1/1/24         2,640,000
  1,655,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
             FAIRVIEW EXTENDED SERIES B BANKBOSTON NA LOC ++                                 4.55        7/15/02         1,663,403
  1,390,000  MASSACHUSETTS STATE IDA EDUCATION FACILITIES REVENUE MERRIMACK COLLEGE          7.13         7/1/02         1,433,888

                                                                                                                         5,737,291
                                                                                                                       -----------

MICHIGAN - 3.47%
  3,300,000  DELTA COUNTY MI ECONOMIC DEVELOPMENT CORPORATION PCR MEAD ESCANABA PAPER
             PROJECT SERIES D BANK OF AMERICA NA LOC ++                                      1.50        12/1/23         3,300,000
    465,000  DETROIT MI SEWER DISPOSAL REVENUE SERIES II R 116 MBIA INSURED ++               1.58         7/1/17           465,000
  3,980,000  EASTERN MICHIGAN UNIVERSITY EDUCATION FACILITIES REVENUE MBIA INSURED
             ++                                                                              1.45         6/1/27         3,980,000
  1,000,000  HOLT MI PUBLIC SCHOOLS EDUCATION FACILITIES REVENUE SERIES B LANDESBANK
             HESSEN LOC ++                                                                   1.60         5/1/30         1,000,000
  2,100,000  MICHIGAN STATE HIGHER EDUCATION LOAN REVENUE SERIES XII B AMBAC INSURED
             ++                                                                              1.45        10/1/13         2,100,000
  4,600,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR CONSUMERS WATER
             COMPANY PROJECT SERIES A AMBAC INSURED ++                                       1.45        6/15/10         4,600,000
  1,800,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR DETROIT SYMPHONY
             PROJECT SERIES A MICHIGAN NATIONAL BANK LOC ++                                  1.40         6/1/31         1,800,000
  4,500,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR DETROIT SYMPHONY
             PROJECT SERIES B MICHIGAN NATIONAL BANK LOC ++                                  1.45         6/1/31         4,500,000

                                                                                                                        21,745,000
                                                                                                                       -----------

MINNESOTA - 5.09%
  1,950,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD PROJECT
             TORONTO DOMINION BANK LOC ++                                                    1.35        12/1/21         1,950,000

                                       33

PRINCIPAL     SECURITY NAME                                                                  INTEREST RATE MATURITY DATE   VALUE
$ 2,300,000   COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES A
              ABN AMRO BANK NV LOC++                                                               1.40%       6/1/20   $ 2,300,000
  1,000,000   EDINA MN MFHR EDINA PARK PLAZA PROJECT COLLATERALIZED BY FHLMC++                     1.50       12/1/29     1,000,000
  1,000,000   FRIDLEY MN INDEPENDENT SCHOOL DISTRICT AID ANTICIPATION CERTIFICATES SERIES
              A SCHOOL DISTRICT CREDIT PROGRAM INSURED                                             2.00       9/30/02     1,002,845
  4,786,000   MINNEAPOLIS MN GO++                                                                  1.57        3/1/10     4,786,000
  1,000,000   MINNESOTA PFA WATER PCR++                                                            1.57        3/1/04     1,000,000
  3,200,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP SERIES A
              SCHOOL DISTRICT CREDIT PROGRAM INSURED                                               3.25       8/27/02     3,207,565
  1,500,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP SERIES B
              SCHOOL DISTRICT CREDIT PROGRAM INSURED                                               3.00       10/1/02     1,507,000
  2,000,000   MINNESOTA STATE GO++                                                                 1.54        6/1/09     2,000,000
  3,000,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                          1.25        5/6/02     3,000,000
  4,500,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                          1.20        5/7/02     4,500,000
  5,600,000   ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE TRANSPORTATION REVENUE
              WESTGATE OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC++                   1.55        2/1/15     5,600,000

                                                                                                                         31,853,410
                                                                                                                        -----------

MISSISSIPPI - 1.53%
  5,900,000   MISSISSIPPI BUSINESS FINANCE CORPORATION SERIES A BANK OF AMERICA NA LOC++           1.50        2/1/09     5,900,000
  1,705,000   MISSISSIPPI HOME CORPORATION SFMR++                                                  1.63       11/1/29     1,705,000
  2,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY REVENUE NORTH
              MISSISSIPPI HEALTH SERVICES SERIES 1++                                               1.45       5/15/30     2,000,000

                                                                                                                          9,605,000
                                                                                                                        -----------

MISSOURI - 1.73%
  1,000,000   KANSAS CITY MO IDA IDR EWING MARION KAUFMAN FOUNDATION++                             1.40        4/1/27     1,000,000
  1,000,000   KANSAS CITY MO IDA IDR EWING MARION KAUFMAN FOUNDATION SERIES A COMMERCE
              BANK NA LOC++                                                                        1.40        4/1/27     1,000,000
  1,500,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITIES REVENUE NELSON
              GALLERY FOUNDATION PROJECT SERIES B MBIA INSURED++                                   1.50       12/1/31     1,500,000
  2,100,000   MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT LOAN REVENUE SERIES A BANK
              OF AMERICA NA LOC++                                                                  1.65       12/1/05     2,100,000
    100,000   MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES REVENUE
              YMCA GREATER ST LOUIS PROJECT SERIES B BANK OF AMERICA NA LOC++                      1.50        9/1/02       100,000
  5,130,000   MISSOURI STATE EDFA EDUCATION FACILITIES REVENUE CREIGHTON UNIVERSITY
              PROJECT SERIES B++                                                                   1.45       10/1/24     5,130,000

                                                                                                                         10,830,000
                                                                                                                        -----------

MONTANA - 0.48%
  2,000,000   MONTANA STATE BOARD OF INVESTMENTS GO+/-                                             1.90        3/1/09     2,000,000
  1,000,000   MONTANA STATE BOARD OF INVESTMENTS GO+/-                                             1.90        3/1/18     1,000,000

                                                                                                                          3,000,000
                                                                                                                        -----------

NEBRASKA - 2.01%
  3,000,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 HOSPITAL REVENUE BRYAN MEMORIAL
              HOSPITAL PROJECT MBIA INSURED++                                                      1.40        6/1/12     3,000,000
  2,600,000   NEBRASKA EDFA EDUCATION FACILITIES REVENUE CREIGHTON UNIVERSITY PROJECT
              ALLIED IRISH BANK PLC LOC++                                                          1.40        8/1/31     2,600,000

                                       34


PRINCIPAL     SECURITY NAME                                                                  INTEREST RATE MATURITY DATE    VALUE
$ 2,000,000   NEBRASKA FINANCE AUTHORITY MFHR BRIDGEPORT PROJECT++                                 1.98%      11/1/38   $ 2,000,000
  5,000,000   OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES 122++                         2.25      10/24/02     5,000,000

                                                                                                                         12,600,000
                                                                                                                        -----------

NEVADA - 0.80%
  1,000,000   CLARK COUNTY NV GO SERIES A AMBAC INSURED PREREFUNDED 6/1/02 @ 100                   6.00        6/1/02     1,007,746
  4,000,000   NEVADA HFA MFHR SERIES A US BANK NA LOC++                                            1.70        4/1/35     4,000,000

                                                                                                                          5,007,746
                                                                                                                        -----------

NEW HAMPSHIRE - 0.26%
  1,600,000   NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES AUTHORITY REVENUE
              MUNICIPAL TRUST RECEIPTS SERIES SG 19++                                              1.57        6/1/23     1,600,000

                                                                                                                          1,600,000
                                                                                                                        -----------

NEW JERSEY - 0.96%
  1,500,000   NEW JERSEY STATE TRANSIT SERIES 146 FSA INSURED++                                    1.55      12/15/11     1,500,000
  4,520,000   WILDWOOD CREST NJ GO                                                                 3.50       5/24/02     4,524,135

                                                                                                                          6,024,135
                                                                                                                        -----------

NEW MEXICO - 2.38%
  1,360,000   ALBUQUERQUE NM IDR KARSTEN COMPANY NEW MEXICO PROJECT SERIES A BANK ONE
              ARIZONA NA LOC++                                                                     1.85       12/1/17     1,360,000
  5,600,000   BERNALILLO COUNTY NM TRAN                                                            2.25       6/28/02     5,608,724
  1,600,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL BANK LOC++                 1.70      11/15/10     1,600,000
  6,200,000   FARMINGTON NM PCR ARIZONA PUBLIC SERVICE COMPANY PROJECT SERIES C BARCLAYS
              BANK PLC LOC++                                                                       1.40        9/1/24     6,200,000
    100,000   SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC++                              1.70      11/15/10       100,000

                                                                                                                         14,868,724
                                                                                                                        -----------

NEW YORK - 0.04%
    265,000   IBM TAX EXEMPT GRANTOR TRUST SERIES 1999 C++                                         1.73       3/14/06       265,000

                                                                                                                            265,000
                                                                                                                        -----------

NORTH CAROLINA - 0.63%
  1,100,000   NORTH CAROLINA EDUCATION FACILITIES FINANCE AGENCY EDUCATION REVENUE
              GASTON DAY SCHOOL PROJECT BANK OF AMERICA NA LOC++                                   1.50        7/1/20     1,100,000
  2,840,000   UNIVERSITY NC HOSPITAL CHAPEL HILL REVENUE SERIES B++                                1.50       2/15/31     2,840,000

                                                                                                                          3,940,000
                                                                                                                        -----------

NORTH DAKOTA - 0.35%
  2,200,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION WATER REVENUE                           2.63      11/15/02     2,209,802

                                                                                                                          2,209,802
                                                                                                                        -----------

OHIO - 0.97%
  5,900,000   HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE++                                     1.71       7/15/29     5,900,000
    200,000   HAMILTON COUNTY OH IDR COMMUNITY URBAN REDEVELOPMENT PROJECT++                       1.55      10/15/12       200,000

                                                                                                                          6,100,000
                                                                                                                        -----------

                                       35

PRINCIPAL     SECURITY NAME                                                                 INTEREST RATE  MATURITY DATE    VALUE
OKLAHOMA - 2.84%
$11,400,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE CONTINUING
              CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC++                                    1.45%       2/1/32   $11,400,000
  3,500,000   OKLAHOMA HFA SFMR++                                                                  1.63        9/1/32     3,500,000
  2,885,000   OKLAHOMA STATE IDA IDR TEALRIDGE MANOR CORPORATION PROJECT BANK OF
              AMERICA NA LOC++                                                                     1.55       11/1/18     2,885,000

                                                                                                                         17,785,000
                                                                                                                        -----------

OREGON - 1.05%
  2,300,000   OREGON STATE HOUSING & COMMUNITY SERVICE SERIES U                                    2.12      11/14/02     2,300,000
  4,300,000   TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT OR TRANSPORTATION
              REVENUE SERIES 142++                                                                 1.56        8/1/19     4,300,000

                                                                                                                          6,600,000
                                                                                                                        -----------

OTHER - 4.77%
  4,167,379   ABN AMRO LEASETOPS 2000 1 LEASETOPS CERTIFICATES ABN AMRO BANK NV
              LOC++                                                                                1.87        8/7/02     4,167,379
  3,500,000   ABN AMRO MUNITOPS GO SERIES 2001 23 MBIA INSURED++                                   1.57       12/1/09     3,500,000
  2,300,000   CHARTER MAC GO MBIA INSURED++                                                        1.68        5/1/43     2,300,000
  1,260,000   KOCH FIXED RATE DAILY FLOATER PL 6A++                                                1.78       10/6/03     1,260,000
  8,220,000   MBIA CAPITAL CORPORATION++                                                           1.68       1/14/16     8,220,000
  9,187,799   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999 2 AMBAC
              INSURED++                                                                            2.50       3/16/05     9,187,799
  1,220,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS SERIES PPT 4++                          1.70      10/11/30     1,220,000

                                                                                                                         29,855,178
                                                                                                                        -----------

PENNSYLVANIA - 1.99%
  5,000,000   DELAWARE RIVER PORT AUTHORITY REVENUE SERIES 144++                                   1.43        1/1/08     5,000,000
  1,400,000   KEYSTONE OAKS PA SCHOOL DISTRICT GO AMBAC INSURED PREREFUNDED 9/4/02 @ 102           5.83        9/4/02     1,448,876
  4,200,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY HEALTH CARE REVENUE LEHIGH
              VALLEY HOSPITAL SERIES A AMBAC INSURED++                                             1.46        7/1/28     4,200,000
  1,800,000   PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED++                            1.68       6/15/22     1,800,000

                                                                                                                         12,448,876
                                                                                                                        -----------

SOUTH CAROLINA - 1.43%
  5,500,000   GREENVILLE COUNTY SC SCHOOL DISTRICT GO                                              3.00        9/1/02     5,520,719
  1,200,000   SOUTH CAROLINA STATE GO CAPITAL IMPROVEMENT PROJECT SERIES A                         3.25        1/1/03     1,214,988
    300,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES SG 2++                  1.57        7/1/21       300,000
  1,900,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE FGIC
              INSURED++                                                                            1.57        1/1/23     1,900,000

                                                                                                                          8,935,707
                                                                                                                        -----------

TENNESSEE - 2.00%
  4,000,000   MEMPHIS CENTER CITY TN REVENUE FINANCE CORPORATION MFHR++                            1.59       11/1/29     4,000,000
  2,200,000   MEMPHIS TN GO SERIES A++                                                             1.55        8/1/04     2,200,000
  1,315,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A                      5.00      10/15/02     1,334,183
  4,995,000   PORTLAND TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL REVENUE
              SERIES 322 FSA INSURED++                                                             1.68      11/15/14     4,995,000

                                                                                                                         12,529,183
                                                                                                                        -----------

                                       36

PRINCIPAL     SECURITY NAME                                                                      INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
TEXAS - 15.49%
$ 2,500,000   AUSTIN TX EAGLE TRUST SERIES 2001 4302 FSA INSURED++                                 1.58%     11/15/17   $ 2,500,000
  3,290,000   AUSTIN TX UTILITIES SYSTEM REVENUE SERIES G++                                        1.57      11/15/11     3,290,000
  4,000,000   CALHOUN COUNTY TX SOLID WASTE DISPOSAL REVENUE FORMOSA PLASTICS
              CORPORATION PROJECT BANK OF AMERICA NA LOC++                                         1.60        5/1/25     4,000,000
  7,700,000   CAMERON COUNTY TX CORPORATION REVENUE DALLAS JEWISH COMMUNITY FOUNDATION
              ALLIED IRISH BANK PLC LOC++                                                          1.60       12/1/30     7,700,000
  4,995,000   COLLIN COUNTY TX HOUSING FINANCING CORPORATION MFHR++                                1.66        9/1/18     4,995,000
  3,410,000   COPPELL TX INDEPENDENT SCHOOL DISTRICT EDUCATION FACILITIES REVENUE                  1.63       8/15/27     3,410,000
              SERIES 220++
  5,400,000   GALENA PARK TX INDEPENDENT SCHOOL DISTRICT GO PSFG INSURED++                         1.57       8/15/23     5,400,000
  4,400,000   HARRIS COUNTY TX HEALTH CARE FACILITIES DEVELOPMENT CORPORATION SPECIAL
              FACILITIES REVENUE TEXAS MEDICAL CENTER PROJECT SERIES B FSA INSURED++               1.50       5/15/29     4,400,000
 10,500,000   HARRIS COUNTY TX IDA PCR++                                                           1.45        3/1/24    10,500,000
 10,200,000   HARRIS COUNTY TX IDA SOLID WASTE DISPOSAL REVENUE EXXONMOBIL PROJECT
              GUARANTEED BY EXXONMOBIL++                                                           1.40        4/1/32    10,200,000
  4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 PSFG++                             1.56       2/15/26     4,245,000
  1,000,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE SERIES SG 120 FGIC INSURED++                1.57       12/1/23     1,000,000
  1,000,000   NORTH CENT TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
              REVENUE DALLAS JEWISH COMMUNITY FOUNDATION ALLIED IRISH BANK PLC LOC++               1.60       12/1/30     1,000,000
  1,200,000   NORTH CENT TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
              REVENUE METHODIST HOSPITALS DALLAS PROJECT SERIES B MBIA INSURED++                   1.50       10/1/15     1,200,000
  2,500,000   PANHANDLE-PLAINS TX HIGHER EDUCATIONAL AUTHORITY INCORPORATED STUDENT LOAN
              REVENUE SERIES A STUDENT LOAN MARKETING INSURED++                                    1.45       10/1/02     2,500,000
  1,500,000   PASEDENA TX INDEPENDENT SCHOOL DISTRICT SERIES A PSFG INSURED                        2.25        4/1/03     1,500,735
  2,500,000   SOUTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED EDUCATIONAL FACILITIES
              REVENUE SERIES Z MBIA INSURED++                                                      1.45       12/1/03     2,500,000
  1,000,000   TEXAS MUNICIPAL POWER AGENCY REVENUE PREREFUNDED 9/1/02 @ 100                        5.75        9/1/02     1,019,710
  4,150,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR++                         1.76       12/1/39     4,150,000
     70,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SFMR SERIES PT 136
              MBIA INSURED++                                                                       1.60        3/1/17        70,000
  1,000,000   TEXAS STATE GO SERIES B PREREFUNDED 10/1/02 @ 100                                    6.10       10/1/02     1,020,794
  1,500,000   TEXAS STATE GO SERIES C PREREFUNDED 4/1/02 @ 102                                     5.50        4/1/02     1,530,000
 12,800,000   TEXAS STATE GO TRAN SERIES A L32                                                     3.75       8/29/02    12,872,281
  2,000,000   TOWN CENTER IMPORT DISTRICT TX SALES & HOTEL OCCUPANCY TAX REVENUE SERIES
              PA 884 FGIC INSURED++                                                                2.80       7/25/02     2,000,000
  3,990,000   TRAVIS COUNTY TX HFA SFMR SERIES 1287 COLLATERALIZED BY GNMA++                       1.65        9/1/18     3,990,000

                                                                                                                         96,993,520
                                                                                                                        -----------

UTAH - 0.80%
  5,000,000   UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES R AMBAC INSURED++               1.65       11/1/31     5,000,000

                                                                                                                          5,000,000
                                                                                                                        -----------
VIRGINIA - 0.53%
  1,000,000   PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH SYSTEM
              PROJECT SERIES A PREREFUNDED 7/1/02 @100                                             6.25        7/1/02     1,008,063
  2,335,000   RICHMOND VA GO SERIES IIR 168 FGIC INSURED++                                         1.58       1/15/16     2,335,000

                                                                                                                          3,343,063
                                                                                                                        -----------

WASHINGTON - 8.16%
  4,000,000   ENERGY NORTHWEST WA ELECTRICITY REVENUE SERIES II R 151 MBIA INSURED++               1.75        7/1/18     4,000,000

                                       37

PRINCIPAL     SECURITY NAME                                                                      INTEREST    MATURITY      VALUE
                                                                                                   RATE        DATE
$ 6,250,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF
              AMERICA NA LOC++                                                                     1.60%      2/15/21   $ 6,250,000
  2,500,000   SEATTLE WA IDR LONGVIEW FIBRE COMPANY ABN AMRO BANK NV LOC++                         1.60        1/1/03     2,500,000
 11,500,000   SPOKANE WA GO TRAN                                                                   3.75       4/17/02    11,501,213
  1,700,000   WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #1
              MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                                    1.60        1/1/05     1,700,000
  1,240,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY CANAM STEEL
              PROJECT SERIES D BANK OF AMERICA NA LOC++                                            1.65       9/30/30     1,240,000
  2,200,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE ACE
              TANK PROJECT US BANK NA LOC++                                                        1.75       11/1/18     2,200,000
  3,415,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY SOLID WASTE
              DISPOSAL REVENUE WASTE MANAGEMENT PROJECT SERIES I FLEET NATIONAL BANK LOC++         1.65       10/1/25     3,415,000
  7,100,000   WASHINGTON STATE HEFA REVENUE SEATTLE PACIFIC UNIVERSITY PROJECT SERIES B
              BANK OF AMERICA NA LOC++                                                             1.50       10/1/30     7,100,000
  6,500,000   WASHINGTON STATE HFA SFMR SERIES 2++                                                 1.60        6/1/28     6,502,332
  1,265,000   WASHINGTON STATE HFA SFMR SERIES 4A++                                                1.75        6/1/28     1,265,000
  3,140,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR LAKEWOOD MEADOWS
              APARTMENTS PROJECT SERIES A++                                                        1.70       7/15/33     3,140,000
    300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR
              PROJECT #2 AMBAC INSURED++                                                           1.60        7/1/07       300,000

                                                                                                                         51,113,545
                                                                                                                        -----------
WISCONSIN - 3.50%
  4,600,000   KENOSHA WI USD #001 GO TRAN                                                          2.70       10/4/02     4,611,446
  1,500,000   ONEIDA TRIBE OF INDIANS WI HEALTH CARE REVENUE BANK OF AMERICA NA LOC++              1.50        7/1/16     1,500,000
  1,000,000   WISCONSIN STATE COP SERIES A FSA INSURED                                             2.25        9/1/02     1,003,530
  2,600,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE
              REVENUE GUNDERSEN LUTHERAN PROJECT SERIES A FSA INSURED ++                           1.45       12/1/15     2,600,000
  2,600,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE
              REVENUE GUNDERSEN LUTHERAN PORJECT SERIES B FSA INSURED ++                           1.45       12/1/29     2,600,000
  5,000,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE
              REVENUE RIVERVOEW HOSPITAL ASSOCIATION PROJECT FIRSTAR BANK NA LOC++                 1.50       10/1/30     5,000,000
  1,750,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP
              SERIES A1 US BANK NA LOC                                                             3.25       9/25/02     1,755,623
  2,800,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP
              SERIES A2                                                                            3.25       9/25/02     2,809,530

                                                                                                                         21,880,129
                                                                                                                        -----------

WYOMING - 0.97%
  6,100,000   SWEETWATER COUNTY WY PCR PACIFICORP PROJECT SERIES A COMMERZBANK AG LOC++            1.65        7/1/15     6,100,000

                                                                                                                          6,100,000
                                                                                                                        -----------

TOTAL MUNICIPAL SECURITIES (COST $624,583,152)                                                                          624,583,152
                                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $624,583,152)*                    99.76%                                                                        $ 624,583,152
OTHER ASSETS AND LIABILITIES, NET        0.24                                                                             1,512,681
                                       ------                                                                         -------------
TOTAL NET ASSETS                       100.00%                                                                        $ 626,095,833
                                       ======                                                                         =============

+/-  VARIABLE RATE SECURITIES.
++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    100% TREASURY MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                                INTEREST       MATURITY        VALUE
                                                                                             RATE           DATE
US TREASURY SECURITIES - 97.72%

US TREASURY BILLS - 83.84%
$ 45,050,000  US TREASURY BILLS                                                              1.95%#        4/4/02   $    45,042,832
 299,900,000  US TREASURY BILLS                                                              1.77#        4/11/02       299,752,549
 171,865,000  US TREASURY BILLS                                                              1.80#        4/18/02       171,721,394
 524,755,000  US TREASURY BILLS                                                              1.84#        4/25/02       524,122,199
 204,050,000  US TREASURY BILLS                                                              1.74#         5/2/02       203,749,546
 149,850,000  US TREASURY BILLS                                                              1.81#         5/9/02       149,569,229
 164,175,000  US TREASURY BILLS                                                              1.80#        5/16/02       163,814,258
  82,455,000  US TREASURY BILLS                                                              1.95#        5/23/02        82,225,882
 200,731,900  US TREASURY BILLS                                                              1.79#        5/30/02       200,162,742
 199,800,000  US TREASURY BILLS                                                              1.75#         6/6/02       199,157,144
  70,080,000  US TREASURY BILLS                                                              1.81#        6/13/02        69,822,077
  49,900,000  US TREASURY BILLS                                                              1.74#         7/5/02        49,671,534
  75,000,000  US TREASURY BILLS                                                              1.83#        8/15/02        74,482,917

                                                                                                                      2,233,294,303
                                                                                                                    ---------------

US TREASURY NOTES - 13.88%
  75,000,000  US TREASURY NOTES                                                              6.38         4/30/02        75,277,402
  50,000,000  US TREASURY NOTES                                                              6.63         4/30/02        50,191,949
 125,000,000  US TREASURY NOTES                                                              6.25         7/31/02       126,817,223
  30,000,000  US TREASURY NOTES                                                              6.00         9/30/02        30,576,813
  85,000,000  US TREASURY NOTES                                                              5.13        12/31/02        86,979,096

                                                                                                                        369,842,483
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $2,603,136,786)                                                                    2,603,136,786
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,603,136,786)*                          97.72%                                                              $ 2,603,136,786
OTHER ASSETS AND LIABILITIES, NET                2.28                                                                    60,698,301
                                               ------                                                               ---------------
TOTAL NET ASSETS                               100.00%                                                              $ 2,663,835,087
                                               ======                                                               ===============

#    YIELD TO MATURITY.
*    COST FOR FEDERAL INCOME TAX PURPOSES IS 2,603,152,539.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       39

   TREASURY PLUS MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                                INTEREST      MATURITY        VALUE
                                                                                             RATE          DATE
US TREASURY SECURITIES - 57.97%

US TREASURY BILLS - 41.19%
$235,000,000  US TREASURY BILLS                                                              1.79%#         4/4/02   $  234,964,867
 100,000,000  US TREASURY BILLS                                                              1.77#         4/11/02       99,950,833
  75,000,000  US TREASURY BILLS                                                              1.78#         4/18/02       74,936,781
  25,000,000  US TREASURY BILLS                                                              2.11#         4/25/02       24,964,917
  50,000,000  US TREASURY BILLS                                                              1.86#          5/9/02       49,902,098
 150,000,000  US TREASURY BILLS                                                              1.75#          6/6/02      149,517,375
  50,000,000  US TREASURY BILLS                                                              1.75#         7/11/02       49,753,813
  25,000,000  US TREASURY BILLS                                                              1.75#         7/18/02       24,869,126
  30,000,000  US TREASURY BILLS                                                              1.81#         8/22/02       29,783,712
  50,000,000  US TREASURY BILLS                                                              1.84#         8/29/02       49,616,668

                                                                                                                        788,260,190
                                                                                                                     --------------

US TREASURY NOTES - 16.78%
  44,000,000  US TREASURY NOTES                                                              6.63          4/30/02       44,147,223
  25,000,000  US TREASURY NOTES                                                              6.50          5/31/02       25,106,385
  87,500,000  US TREASURY NOTES                                                              2.33          7/31/02       88,700,919
  72,500,000  US TREASURY NOTES                                                              2.13          9/30/02       73,878,343
  87,500,000  US TREASURY NOTES                                                              2.13          1/31/03       89,382,715

                                                                                                                        321,215,585
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $1,109,475,775)                                                                    1,109,475,775
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 41.87%
 375,000,000  BEAR STEARNS & COMPANY INCORPORATED                                            1.88           4/1/02      375,000,000
  78,285,000  GOLDMAN SACHS GROUP INCORPORATED                                               1.73           4/1/02       78,285,000
  34,601,000  GOLDMAN SACHS GROUP INCORPORATED                                               1.83           4/1/02       34,601,000
 313,500,000  UBS WARBURG                                                                    1.88           4/1/02      313,500,000

TOTAL REPURCHASE AGREEMENTS (COST $801,386,000)                                                                         801,386,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,910,861,775)*                          99.84%                                                               $1,910,861,775
OTHER ASSETS AND LIABILITIES, NET                0.16                                                                     3,036,181
                                               ------                                                                --------------
TOTAL NET ASSETS                               100.00%                                                               $1,913,897,956
                                               ======                                                                ==============

#    YIELD TO MATURITY.
*    COST FOR FEDERAL INCOME TAX PURPOSES IS $1,910,870,225.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                            STATEMENTS OF ASSETS & LIABILITIES -- MARCH 31, 2002

                                                                                             CALIFORNIA TAX-FREE         GOVERNMENT
                                                                                               MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES AT AMORTIZED COST                                                               $ 2,720,879,308    $ 3,513,586,974
  REPURCHASE AGREEMENTS, AT COST                                                                              0      2,463,532,497
  CASH                                                                                                1,056,700             52,582
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                                                      14,279,415         13,744,608
  RECEIVABLE FOR INVESTMENTS SOLD                                                                             0                  0
  PREPAID EXPENSES AND OTHER ASSETS                                                                     238,372              4,972
                                                                                                ---------------    ---------------
TOTAL ASSETS                                                                                      2,736,453,795      5,990,921,633
                                                                                                ---------------    ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED                                                                  22,955,136         86,019,369
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                                        1,206,708          1,607,920
  PAYABLE TO OTHER RELATED PARTIES                                                                      425,542            681,488
  ACCRUED EXPENSES AND OTHER LIABILITIES                                                                212,810            224,640
  DIVIDENDS PAYABLE                                                                                      68,518          5,400,932
                                                                                                ---------------    ---------------
TOTAL LIABILITIES                                                                                    24,868,714         93,934,349
                                                                                                ---------------    ---------------
TOTAL NET ASSETS                                                                                $ 2,711,585,081    $ 5,896,987,284
                                                                                                ===============    ===============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL                                                                               $ 2,711,584,095    $ 5,896,889,420
  UNDISTRIBUTED NET INVESTMENT INCOME                                                                         0              4,548
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                     986             93,316
                                                                                                ---------------    ---------------
TOTAL NET ASSETS                                                                                $ 2,711,585,081    $ 5,896,987,284
                                                                                                ===============    ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                                            $ 2,448,718,831    $   144,576,616
SHARES OUTSTANDING - CLASS A                                                                      2,448,793,183        144,570,220
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                                          $          1.00    $          1.00
NET ASSETS - CLASS B                                                                                        N/A                N/A
SHARES OUTSTANDING - CLASS B                                                                                N/A                N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                                                      N/A                N/A
NET ASSETS - SERVICE CLASS                                                                      $   262,866,250    $ 5,752,410,668
SHARES OUTSTANDING - SERVICE CLASS                                                                  262,795,881      5,752,375,094
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS                                    $          1.00    $          1.00
                                                                                                ---------------    ---------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       42

                                                                                MINNESOTA MONEY
                                                                                    MARKET FUND           MONEY MARKET FUND
                                                                                -------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES AT AMORTIZED COST                                                 $ 141,259,425             $ 8,870,486,777
  REPURCHASE AGREEMENTS, AT COST                                                              0               1,422,997,525
  CASH                                                                                   97,243                     322,933
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                                         645,034                  15,002,423
  RECEIVABLE FOR INVESTMENTS SOLD                                                             0                           0
  PREPAID EXPENSES AND OTHER ASSETS                                                       2,377                   1,564,905
                                                                                  -------------             ---------------
TOTAL ASSETS                                                                        142,004,079              10,310,374,563
                                                                                  -------------             ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED                                                           0                  90,000,000
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                           67,843                   5,681,464
  PAYABLE TO OTHER RELATED PARTIES                                                       29,274                   3,628,076
  ACCRUED EXPENSES AND OTHER LIABILITIES                                                 29,758                   1,440,112
  DIVIDENDS PAYABLE                                                                       3,967                     473,763
                                                                                  -------------             ---------------
TOTAL LIABILITIES                                                                       130,842                 101,223,415
                                                                                  -------------             ---------------
TOTAL NET ASSETS                                                                  $ 141,873,237             $10,209,151,148
                                                                                  -------------             ---------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL                                                                 $ 141,876,462             $10,209,151,148
  UNDISTRIBUTED NET INVESTMENT INCOME                                                         0                           0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                  (3,225)                          0
                                                                                  -------------             ---------------
TOTAL NET ASSETS                                                                  $ 141,873,237             $10,209,151,148
                                                                                  -------------             ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                              $ 141,873,237             $ 7,835,863,919
SHARES OUTSTANDING - CLASS A                                                        141,876,441               7,835,307,425
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                            $        1.00             $          1.00
NET ASSETS - CLASS B                                                                        N/A             $ 2,373,287,229
SHARES OUTSTANDING - CLASS B                                                                N/A               2,373,197,466
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                                      N/A             $          1.00
NET ASSETS - SERVICE CLASS                                                                  N/A                         N/A
SHARES OUTSTANDING - SERVICE CLASS                                                          N/A                         N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS                                N/A                         N/A
                                                                                  -------------             ---------------

                                                             NATIONAL TAX-FREE               100% TREASURY            TREASURY PLUS
                                                             MONEY MARKET FUND           MONEY MARKET FUND        MONEY MARKET FUND
                                                            -----------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES AT AMORTIZED COST                                $ 624,583,152             $ 2,603,136,786          $ 1,109,475,775
  REPURCHASE AGREEMENTS, AT COST                                             0                           0              801,386,000
  CASH                                                                 424,145                      53,195                   50,476
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                      3,096,665                   6,693,370                5,716,719
  RECEIVABLE FOR INVESTMENTS SOLD                                            0                  57,570,295                        0
  PREPAID EXPENSES AND OTHER ASSETS                                     32,336                     216,028                  216,891
                                                                 -------------             ---------------          ---------------
TOTAL ASSETS                                                       628,136,298               2,667,669,674            1,916,845,861
                                                                 -------------             ---------------          ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED                                  1,500,735                           0                        0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                         264,396                     901,426                  967,635
  PAYABLE TO OTHER RELATED PARTIES                                      95,793                     386,086                  251,109
  ACCRUED EXPENSES AND OTHER LIABILITIES                               161,623                     204,480                  129,786
  DIVIDENDS PAYABLE                                                     17,918                   2,342,595                1,599,375
                                                                 -------------             ---------------          ---------------
TOTAL LIABILITIES                                                    2,040,465                   3,834,587                2,947,905
                                                                 -------------             ---------------          ---------------
TOTAL NET ASSETS                                                 $ 626,095,833              $2,663,835,087           $1,913,897,956
                                                                 -------------             ---------------          ---------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL                                                $ 626,094,868              $2,663,542,703           $1,913,860,471
  UNDISTRIBUTED NET INVESTMENT INCOME                                        0                     308,137                   23,135
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    965                     (15,753)                  14,350
                                                                 -------------             ---------------          ---------------
TOTAL NET ASSETS                                                 $ 626,095,833              $2,663,835,087           $1,913,897,956
                                                                 -------------             ---------------          ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                             $ 626,095,833              $  161,946,773           $1,913,897,956
SHARES OUTSTANDING - CLASS A                                       626,101,999                 161,897,927            1,913,898,050
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A           $        1.00              $         1.00           $         1.00
NET ASSETS - CLASS B                                                       N/A                         N/A                      N/A
SHARES OUTSTANDING - CLASS B                                               N/A                         N/A                      N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                     N/A                         N/A                      N/A
NET ASSETS - SERVICE CLASS                                                 N/A              $2,501,888,314                      N/A
SHARES OUTSTANDING - SERVICE CLASS                                         N/A               2,501,643,488                      N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS               N/A              $         1.00                      N/A
                                                                 -------------             ---------------          ---------------

                 STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED MARCH 31, 2002

                                                                                  CALIFORNIA TAX-FREE              GOVERNMENT
                                                                                    MONEY MARKET FUND       MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST                                                                               $ 58,122,610           $ 137,582,680
                                                                                         ------------           -------------
TOTAL INVESTMENT INCOME                                                                    58,122,610             137,582,680
                                                                                         ------------           -------------

EXPENSES
  ADVISORY FEES                                                                             8,077,232              15,204,705
  ADMINISTRATION FEES                                                                       4,038,616               6,516,302
  CUSTODY                                                                                     538,482                 868,840
  SHAREHOLDER SERVICING FEES                                                                6,124,912                 292,628
  PORTFOLIO ACCOUNTING FEES                                                                   136,813                 157,890
  TRANSFER AGENT
    CLASS A                                                                                   847,294                 255,000
    CLASS B                                                                                       N/A                     N/A
    SERVICE CLASS                                                                              20,665                  45,000
  DISTRIBUTION FEES
    CLASS B                                                                                       N/A                     N/A
  LEGAL AND AUDIT FEES                                                                         28,433                  24,583
  REGISTRATION FEES                                                                            77,899                  32,870
  DIRECTORS' FEES                                                                               4,165                   4,165
  SHAREHOLDER REPORTS                                                                          69,089                  65,541
   OTHER                                                                                       20,415                  22,842
                                                                                         ------------           -------------
TOTAL EXPENSES                                                                             19,984,015              23,490,366
                                                                                         ------------           -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES                                                      (3,015,758)             (1,521,361)
  NET EXPENSES                                                                             16,968,257              21,969,005
                                                                                         ------------           -------------
NET INVESTMENT INCOME                                                                      41,154,353             115,613,675
                                                                                         ------------           -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                   541,899                 211,577
                                                                                         ------------           -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $ 41,696,252           $ 115,825,252
                                                                                         ------------           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       44

                                                                 MINNESOTA MONEY
                                                                     MARKET FUND           MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST                                                           $ 2,803,115                $364,470,800
                                                                     -----------                ------------
TOTAL INVESTMENT INCOME                                                2,803,115                 364,470,800
                                                                     -----------                ------------
EXPENSES
  ADVISORY FEES                                                          343,331                  43,868,386
  ADMINISTRATION FEES                                                    171,665                  16,450,645
  CUSTODY                                                                 22,889                   2,193,419
  SHAREHOLDER SERVICING FEES                                             286,109                  27,417,741
  PORTFOLIO ACCOUNTING FEES                                               47,951                     354,256
  TRANSFER AGENT
    CLASS A                                                                7,779                  11,102,230
    CLASS B                                                                  N/A                      84,173
    SERVICE CLASS                                                            N/A                         N/A
  DISTRIBUTION FEES
    CLASS B                                                                  N/A                  18,605,190
  LEGAL AND AUDIT FEES                                                    26,928                      36,016
  REGISTRATION FEES                                                       30,335                   1,631,528
  DIRECTORS' FEES                                                          4,165                       4,165
  SHAREHOLDER REPORTS                                                      4,086                     333,536
  OTHER                                                                    1,609                     223,409
                                                                     -----------                ------------
TOTAL EXPENSES                                                           946,847                 122,304,694
                                                                     -----------                ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES                                    (33,781)                (20,750,910)
  NET EXPENSES                                                           913,066                 101,553,784
                                                                     -----------                ------------
NET INVESTMENT INCOME                                                  1,890,049                 262,917,016
                                                                     -----------                ------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS                               (3,225)
                                                                     -----------                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,886,824                $262,917,016
                                                                     -----------                ------------

                                                              NATIONAL TAX-FREE           100% TREASURY               TREASURY PLUS
                                                              MONEY MARKET FUND       MONEY MARKET FUND           MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST                                                          $13,483,606            $79,726,807                 $53,954,910
                                                                    -----------            -----------                 -----------
TOTAL INVESTMENT INCOME                                              13,483,606             79,726,807                  53,954,910
                                                                    -----------            -----------                 -----------
EXPENSES
  ADVISORY FEES                                                       1,386,387              9,345,317                   6,110,044
  ADMINISTRATION FEES                                                   831,832              4,005,136                   2,618,590
  CUSTODY                                                               110,911                534,018                     349,145
  SHAREHOLDER SERVICING FEES                                          1,386,387                405,718                   4,364,317
  PORTFOLIO ACCOUNTING FEES                                              78,000                133,914                     114,098
  TRANSFER AGENT
    CLASS A                                                              67,000                 15,550                      38,623
    CLASS B                                                                 N/A                    N/A                         N/A
    SERVICE CLASS                                                           N/A                110,665                         N/A
  DISTRIBUTION FEES
    CLASS B                                                                 N/A                    N/A                         N/A
  LEGAL AND AUDIT FEES                                                   23,537                 31,833                      26,293
  REGISTRATION FEES                                                      32,644                361,386                      21,190
  DIRECTORS' FEES                                                         4,165                  4,165                       4,165
  SHAREHOLDER REPORTS                                                     8,822                132,491                      36,770
  OTHER                                                                   3,000                 40,814                      11,582
                                                                    -----------            -----------                 -----------
TOTAL EXPENSES                                                        3,932,685             15,121,007                  13,694,817
                                                                    -----------            -----------                 -----------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES                                  (336,028)            (2,560,224)                 (2,375,595)
  NET EXPENSES                                                        3,596,657             12,560,783                  11,319,222
                                                                    -----------            -----------                 -----------
NET INVESTMENT INCOME                                                 9,886,949             67,166,024                  42,635,688
                                                                    -----------            -----------                 -----------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS                             140,867                950,960                     312,999
                                                                    -----------            -----------                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,027,816            $68,116,984                 $42,948,687
                                                                    -----------            -----------                 -----------

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    CALIFORNIA TAX-FREE
                                                                                                     MONEY MARKET FUND
                                                                                          ----------------------------------------
                                                                                                       FOR THE             FOR THE
                                                                                                    YEAR ENDED          YEAR ENDED
                                                                                                 MARCH 31,2002      MARCH 31,2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                                    $      2,678,493,851     $ 2,540,587,408
OPERATIONS:
  NET INVESTMENT INCOME                                                                             41,154,353          73,395,713
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                      541,899             123,232
                                                                                          --------------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                41,696,252          73,518,945
                                                                                          --------------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
   CLASS A                                                                                         (37,226,171)        (69,354,451)
   CLASS B                                                                                                 N/A                 N/A
   INSTITUTIONAL CLASS                                                                                     N/A                 N/A
   S SHARES/SERVICE CLASS                                                                           (3,928,182)         (4,041,262)
  NET REALIZED GAIN ON SALE OF INVESTMENTS
   CLASS A                                                                                                   0                   0
   CLASS B                                                                                                 N/A                 N/A
   INSTITUTIONAL CLASS                                                                                     N/A                 N/A
   S SHARES/SERVICE CLASS                                                                                    0                   0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                                            3,366,248,451       3,588,081,329
  REINVESTMENT OF DIVIDENDS - CLASS A                                                               32,356,836          64,396,133
  COST OF SHARES REDEEMED - CLASS A                                                             (3,478,715,349)     (3,589,133,524)
                                                                                          --------------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                                     (80,110,062)         63,343,938
                                                                                          --------------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B                                                                      N/A                 N/A
  REINVESTMENT OF DIVIDENDS - CLASS B                                                                      N/A                 N/A
  COST OF SHARES REDEEMED - CLASS B                                                                        N/A                 N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                                             N/A                 N/A
                                                                                          --------------------     ---------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                                                 419,369,428        238,532,251
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                                   3,791,040          4,138,857
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                                                 (310,501,075)       (168,231,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                                       112,659,393          74,439,273
                                                                                          --------------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                               33,091,230         137,906,443
                                                                                          ====================     ===============

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                                         $      2,711,585,081     $ 2,678,493,851
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                                          3,366,248,450       3,588,081,329
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              32,356,836          64,396,133
  SHARES REDEEMED - CLASS A                                                                     (3,478,715,349)     (3,589,133,524)
                                                                                          --------------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                            (80,110,063)         63,343,938
                                                                                          --------------------     ---------------
  SHARES SOLD - CLASS B                                                                                    N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                     N/A                 N/A
  SHARES REDEEMED - CLASS B                                                                                N/A                 N/A
                                                                                          --------------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                    N/A                 N/A
                                                                                          --------------------     ---------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                                              419,369,429         238,532,251
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                 3,791,040           4,138,857
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                                         (310,501,075)       (168,231,835)
                                                                                          --------------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                              112,659,394          74,439,273
                                                                                          --------------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $                  0     $             0
                                                                                          ====================     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       46

                                                                                            GOVERNMENT                  MINNESOTA
                                                                                         MONEY MARKET FUND             MONEY MARKET
                                                                          ----------------------------------------     ------------
                                                                                      FOR THE              FOR THE          FOR THE
                                                                                   YEAR ENDED           YEAR ENDED       YEAR ENDED
                                                                                MARCH 31,2002        MARCH 31,2001    MARCH 31,2002
                                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                    $     3,253,603,571  $     3,492,915,705   $  113,871,035
OPERATIONS:
  NET INVESTMENT INCOME                                                           115,613,675          191,903,755        1,890,049
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                     211,577              211,813           (3,225)
                                                                          -------------------  -------------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              115,825,252          192,115,568        1,886,824
                                                                          -------------------  -------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
   CLASS A                                                                         (2,721,725)          (3,506,069)      (1,890,049)
   CLASS B                                                                                N/A                  N/A              N/A
   INSTITUTIONAL CLASS                                                                    N/A                  N/A              N/A
   S SHARES/SERVICE CLASS                                                        (112,891,950)        (188,397,686)             N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
   CLASS A                                                                               (441)                   0                0
   CLASS B                                                                                N/A                  N/A              N/A
   INSTITUTIONAL CLASS                                                                    N/A                  N/A              N/A
   S SHARES/SERVICE CLASS                                                             (15,200)                   0              N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                             239,192,059          213,353,218      204,820,430
  REINVESTMENT OF DIVIDENDS - CLASS A                                               1,827,702            1,260,599        1,695,996
  COST OF SHARES REDEEMED - CLASS A                                              (168,909,420)        (201,118,454)    (178,510,999)
                                                                          -------------------  -------------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                     72,110,341           13,495,363       28,005,427
                                                                          ===================  ===================   ==============
  PROCEEDS FROM SHARES SOLD - CLASS A                                                     N/A                  N/A              N/A
  REINVESTMENT OF DIVIDENDS - CLASS A                                                     N/A                  N/A              N/A
  COST OF SHARES REDEEMED - CLASS B                                                       N/A                  N/A              N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                            N/A                  N/A              N/A
                                                                          -------------------  -------------------   --------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                            38,162,206,360       29,887,589,726              N/A
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                19,056,076           26,682,893              N/A
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                             (35,610,185,000)     (30,167,291,929)             N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                    2,571,077,436         (253,019,310)             N/A
                                                                          -------------------  -------------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                                           2,643,383,713         (239,312,134)      28,002,202
                                                                          ===================  ===================   ==============

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                               5,896,987,284  $     3,253,603,571   $  141,873,237
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                           239,192,059          213,353,218      204,820,409
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                              1,827,702            1,260,599        1,695,996
  SHARES REDEEMED - CLASS A                                                      (168,909,420)        (201,118,454)    (178,510,999)
                                                                          -------------------  -------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            72,110,341           13,495,363       28,005,406
                                                                          -------------------  -------------------   --------------
  SHARES SOLD - CLASS B                                                                   N/A                  N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                    N/A                  N/A              N/A
  SHARES REDEEMED - CLASS B                                                               N/A                  N/A              N/A
                                                                          -------------------  -------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   N/A                  N/A              N/A
                                                                          -------------------  -------------------   --------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                          38,162,207,895       29,887,589,726              N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS               19,056,076           26,682,893              N/A
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                     (35,610,185,000)     (30,167,291,929)             N/A
                                                                          -------------------  -------------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS           2,571,078,971        (253,019,310)              N/A
                                                                          -------------------  -------------------   --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                     $             4,548  $                 0   $            0
                                                                          ===================  ===================   ==============

                                                                          MINNESOTA
                                                                         MONEY MARKET                    MONEY MARKET FUND
                                                                        -------------       ------------------------------------
                                                                              FOR THE                 FOR THE            FOR THE
                                                                         PERIOD ENDED              YEAR ENDED         YEAR ENDED
                                                                        MARCH 31,2001           MARCH 31,2002      MARCH 31,2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                  $           0       $  16,899,576,890   $ 15,178,597,286
OPERATIONS:
  NET INVESTMENT INCOME                                                     1,619,460             262,917,016        867,873,638
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                   0                       0            360,685
                                                                        -------------       -----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        1,619,460             262,917,016        868,234,323
                                                                        -------------       -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
   CLASS A                                                                 (1,619,460)           (219,319,418)      (762,066,241)
   CLASS B                                                                        N/A             (43,597,598)      (105,807,397)
   INSTITUTIONAL CLASS                                                            N/A                     N/A                N/A
   S SHARES/SERVICE CLASS                                                         N/A                     N/A                N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
   CLASS A                                                                          0                  (3,962)                 0
   CLASS B                                                                        N/A                  (1,268)                 0
   INSTITUTIONAL CLASS                                                            N/A                     N/A                N/A
   S SHARES/SERVICE CLASS                                                         N/A                     N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                     259,258,511           9,747,206,222      9,824,945,114
  REINVESTMENT OF DIVIDENDS - CLASS A                                       1,481,164             208,835,767        735,307,818
  COST OF SHARES REDEEMED - CLASS A                                      (146,868,640)        (16,526,631,675)   (9,595,867,807)
                                                                        -------------       -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                            113,871,035         (6,570,589,686)       964,385,125
                                                                        -------------       -----------------   ----------------
  PROCEEDS FROM SHARES SOLD - CLASS A                                             N/A           3,546,164,943      4,136,456,231
  REINVESTMENT OF DIVIDENDS - CLASS A                                             N/A              43,801,669        106,024,172
  COST OF SHARES REDEEMED - CLASS B                                               N/A          (3,709,797,438)    (3,486,246,609)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                    N/A            (119,830,826)       756,233,794
                                                                        -------------       -----------------   ----------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                               N/A                     N/A                N/A
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                               N/A                     N/A                N/A
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                                 N/A                     N/A                N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                      N/A                     N/A                N/A
                                                                        -------------       -----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS                                     113,871,035          (6,690,425,742)     1,720,979,604
                                                                        =============       =================   ================

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                       $ 113,871,035        $ 10,209,151,148    $16,899,576,890
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                    259,258,511           9,747,206,222      9,824,945,114
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                      1,481,164             208,835,767        735,307,818
  SHARES REDEEMED - CLASS A                                              (146,868,640)        (16,526,631,675)    (9,595,867,807)
                                                                        -------------       -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                   113,871,035          (6,570,589,686)       964,385,125
                                                                        -------------       -----------------   ----------------
  SHARES SOLD - CLASS B                                                           N/A           3,546,164,944      4,136,456,231
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                            N/A              43,801,669        106,024,172
  SHARES REDEEMED - CLASS B                                                       N/A          (3,709,797,438)    (3,486,246,609)
                                                                        -------------       -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                           N/A            (119,830,825)       756,233,794
                                                                        -------------       -----------------   ----------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                             N/A                     N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS              N/A                     N/A                N/A
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                         N/A                     N/A                N/A
                                                                        -------------       -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS             N/A                       0                  0
                                                                        -------------       -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $           0        $              0    $             0
                                                                        =============       =================   ================

                                       47

                                                                                                    NATIONAL TAX-FREE
                                                                                                    MONEY MARKET FUND
                                                                                          ------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                              YEAR ENDED           YEAR ENDED
                                                                                          MARCH 31, 2002       MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                                    $  445,252,162        $ 324,451,950
                                                                                          --------------        -------------
OPERATIONS:
  NET INVESTMENT INCOME                                                                        9,886,949           12,785,098
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                140,867               (5,613)
                                                                                          --------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          10,027,816           12,779,485
                                                                                          --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A                                                                                  (10,021,234)         (12,785,098)
    CLASS B                                                                                          N/A                  N/A
    INSTITUTIONAL CLASS                                                                              N/A                  N/A
    S SHARES/SERVICE CLASS                                                                           N/A                  N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                            0                    0
    CLASS B                                                                                          N/A                  N/A
    INSTITUTIONAL CLASS                                                                              N/A                  N/A
    S SHARES/SERVICE CLASS                                                                           N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                                      1,077,952,999          866,641,264
  REINVESTMENT OF DIVIDENDS - CLASS A                                                          9,944,169           12,724,430
  COST OF SHARES REDEEMED - CLASS A                                                         (907,060,079)        (758,559,869)
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                               180,837,089          120,805,825
                                                                                          --------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B                                                                N/A                  N/A
  REINVESTMENT OF DIVIDENDS - CLASS B                                                                N/A                  N/A
  COST OF SHARES REDEEMED - CLASS B                                                                  N/A                  N/A
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B                                                                       N/A                  N/A
                                                                                          --------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                                                  N/A                  N/A
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                                  N/A                  N/A
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                                                    N/A                  N/A
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                                         N/A                  N/A
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        180,843,671          120,800,212
                                                                                          ==============        =============

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                                         $  626,095,833        $ 445,252,162
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                                    1,077,952,998          866,641,264
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                         9,944,169           12,724,430
  SHARES REDEEMED - CLASS A                                                                 (907,060,079)        (758,559,869)
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      180,837,088          120,805,825
                                                                                          --------------        -------------
  SHARES SOLD - CLASS B                                                                              N/A                  N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                  N/A
  SHARES REDEEMED - CLASS B                                                                          N/A                  N/A
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                              N/A                  N/A
                                                                                          --------------        -------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                                                N/A                  N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                 N/A                  N/A
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                                            N/A                  N/A
                                                                                          --------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS                                N/A                  N/A
                                                                                          --------------        -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $            0        $           0
                                                                                          ==============        =============

                                       48

                                                                                       100% TREASURY
                                                                                     MONEY MARKET FUND
                                                                       ---------------------------------------
                                                                                 FOR THE               FOR THE
                                                                              YEAR ENDED            YEAR ENDED
                                                                           MARCH 31,2002         MARCH 31,2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                 $   2,352,877,712    $    1,704,296,646
                                                                       -----------------    ------------------
OPERATIONS:
  NET INVESTMENT INCOME                                                       67,166,024           101,697,374
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                950,960             1,399,867
                                                                       -----------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          68,116,984           103,097,241
                                                                       -----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                       (3,798,635)           (3,068,343)
    CLASS A                                                                          N/A                   N/A
    CLASS B                                                                          N/A                   N/A
    INSTITUTIONAL CLASS                                                      (63,664,743)          (98,629,031)
    S SHARES/SERVICE CLASS
  NET REALIZED GAIN ON SALE OF INVESTMENTS                                       (44,127)                    0
    CLASS A                                                                          N/A                   N/A
    CLASS B                                                                          N/A                   N/A
    INSTITUTIONAL CLASS                                                         (705,560)                    0
    S SHARES/SERVICE CLASS
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                        323,306,700           295,536,066
  REINVESTMENT OF DIVIDENDS - CLASS A                                          3,809,651             2,808,718
  COST OF SHARES REDEEMED - CLASS A                                         (263,424,839)         (202,184,972)
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                                63,691,512            96,159,812
                                                                       -----------------    ------------------

  PROCEEDS FROM SHARES SOLD - CLASS B                                                N/A                   N/A
  REINVESTMENT OF DIVIDENDS - CLASS B                                                N/A                   N/A
  COST OF SHARES REDEEMED - CLASS B                                                  N/A                   N/A
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL                         N/A                   N/A
  SHARE TRANSACTIONS - CLASS B                                         -----------------    ------------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                       11,436,509,850        12,056,886,644
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                           17,087,616            23,896,280
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                        (11,206,235,522)      (11,529,761,537)
                                                                       ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                 247,361,944           551,021,387
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS                                        310,957,375           648,581,066
                                                                       =================    ==================

NET ASSETS:
---------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                      $   2,663,835,087    $    2,352,877,712
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                      323,306,699           295,536,066
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                         3,809,651             2,808,718
  SHARES REDEEMED - CLASS A                                                 (263,424,839)         (202,184,972)
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                       63,691,511            96,159,812
                                                                       -----------------    ------------------
  SHARES SOLD - CLASS B                                                              N/A                   N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                               N/A                   N/A
  SHARES REDEEMED - CLASS B                                                          N/A                   N/A
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                              N/A                   N/A
                                                                       -----------------    ------------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                     11,436,509,847        12,056,886,644
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS          17,087,616            23,896,280
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                (11,206,235,522)      (11,529,761,537)
                                                                       -----------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS        247,361,941           551,021,387
                                                                       -----------------    ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                  $         308,137    $          168,885
                                                                       =================    ==================

                                                                                      TREASURY PLUS
                                                                                    MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
                                                                                FOR THE                FOR THE
                                                                             YEAR ENDED             YEAR ENDED
                                                                          MARCH 31,2002          MARCH 31,2001
                                                                        --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS                                                  $ 1,568,050,469       $  1,150,181,439
                                                                        ---------------       ----------------
OPERATIONS:
  NET INVESTMENT INCOME                                                      42,635,688             69,677,991
  NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                               312,999                158,137
                                                                        ---------------       ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         42,948,687             69,836,128
                                                                        ---------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                     (42,635,688)           (69,677,991)
    CLASS A                                                                         N/A                    N/A
    CLASS B                                                                         N/A                    N/A
    INSTITUTIONAL CLASS                                                             N/A                    N/A
    S SHARES/SERVICE CLASS
  NET REALIZED GAIN ON SALE OF INVESTMENTS                                     (388,967)                     0
    CLASS A                                                                         N/A                    N/A
    CLASS B                                                                         N/A                    N/A
    INSTITUTIONAL CLASS                                                             N/A                    N/A
    S SHARES/SERVICE CLASS
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A                                     6,035,135,430          4,813,266,733
  REINVESTMENT OF DIVIDENDS - CLASS A                                         9,632,059             12,827,513
  COST OF SHARES REDEEMED - CLASS A                                      (5,698,844,034)        (4,408,383,353)
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A                                              345,923,455            417,710,893
                                                                        ---------------       ----------------

  PROCEEDS FROM SHARES SOLD - CLASS B                                               N/A                    N/A
  REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                    N/A
  COST OF SHARES REDEEMED - CLASS B                                                 N/A                    N/A
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL                        N/A                    N/A
  SHARE TRANSACTIONS - CLASS B                                          ---------------       ----------------
  PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS                                 N/A                    N/A
  REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                                 N/A                    N/A
  COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS                                   N/A                    N/A
                                                                         ---------------       ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS S/SERVICE CLASS                                        N/A                    N/A
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                       345,847,487            417,869,030
                                                                        ===============       ================

NET ASSETS:
---------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                                       $ 1,913,897,956       $  1,568,050,469
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A                                                   6,035,135,735          4,813,266,733
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                        9,632,059             12,827,513
  SHARES REDEEMED - CLASS A                                              (5,698,844,034)        (4,408,383,353)
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                     345,923,760            417,710,893
                                                                        ---------------       ----------------
  SHARES SOLD - CLASS B                                                             N/A                    N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                              N/A                    N/A
  SHARES REDEEMED - CLASS B                                                         N/A                    N/A
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                             N/A                    N/A
                                                                        ---------------       ----------------
  SHARES SOLD - CLASS S/SERVICE CLASS                                               N/A                    N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS                N/A                    N/A
  SHARES REDEEMED - CLASS S/SERVICE CLASS                                           N/A                    N/A
                                                                        ---------------       ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS               N/A                    N/A
                                                                        ---------------       ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $        23,135         $            0
                                                                        ===============       ================

                                                            FINANCIAL HIGHLIGHTS

                                                                    NET REALIZED
                                           BEGINNING                         AND  DIVIDENDS
                                           NET ASSET         NET      UNREALIZED   FROM NET
                                           VALUE PER  INVESTMENT  GAIN (LOSS) ON INVESTMENT
                                               SHARE      INCOME     INVESTMENTS     INCOME
--------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.02            0.00      (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.03            0.00      (0.03)
APRIL 1, 1999 TO MARCH 31, 2000                $1.00        0.02            0.00      (0.02)
APRIL 1, 1998 TO MARCH 31, 1999                $1.00        0.02            0.00      (0.02)
APRIL 1, 1997 TO MARCH 31, 1998                $1.00        0.03            0.00      (0.03)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.03            0.00      (0.03)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.06            0.00      (0.06)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000          $1.00        0.02            0.00      (0.02)

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.02            0.00      (0.02)
AUGUST 14, 2000(2) TO MARCH 31, 2001           $1.00        0.02            0.00      (0.02)

MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.03            0.00      (0.03)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.06            0.00      (0.06)
APRIL 1, 1999 TO MARCH 31, 2000                $1.00        0.05            0.00      (0.05)
APRIL 1, 1998 TO MARCH 31, 1999                $1.00        0.05            0.00      (0.05)
APRIL 1, 1997 TO MARCH 31, 1998                $1.00        0.05            0.00      (0.05)

CLASS B
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.02            0.00      (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.05            0.00      (0.05)
APRIL 1, 1999 TO MARCH 31, 2000(3)             $1.00        0.04            0.00      (0.04)
APRIL 1, 1998 TO MARCH 31, 1999                $1.00        0.04            0.00      (0.04)
APRIL 1, 1997 TO MARCH 31, 1998                $1.00        0.04            0.00      (0.04)

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.02            0.00      (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.04            0.00      (0.04)
JUNE 1, 1999 TO MARCH 31, 2000(4)              $1.00        0.03            0.00      (0.03)
JUNE 1, 1998 TO MAY 31, 1999                   $1.00        0.03            0.00      (0.03)
JUNE 1, 1997 TO MAY 31, 1998                   $1.00        0.03            0.00      (0.03)
JUNE 1, 1996 TO MAY 31, 1997                   $1.00        0.03            0.00      (0.03)

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.02            0.00      (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.05            0.00      (0.05)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000          $1.00        0.02            0.00      (0.02)

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                $1.00        0.03            0.00      (0.03)
APRIL 1, 2000 TO MARCH 31, 2001                $1.00        0.05            0.00      (0.05)
APRIL 1, 1999 TO MARCH 31, 2000                $1.00        0.04            0.00      (0.04)
APRIL 1, 1998 TO MARCH 31, 1999                $1.00        0.05            0.00      (0.05)
APRIL 1, 1997 TO MARCH 31, 1998                $1.00        0.05            0.00      (0.05)

                                       50

                                                 DISTRIBUTIONS          ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      FROM NET      NET ASSETS  --------------------------------------------------
                                                      REALIZED       VALUE PER  NET INVESTMENT              NET              GROSS
                                                      GAINS(5)           SHARE          INCOME         EXPENSES        EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           1.52%            0.65%              0.77%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           2.93%            0.65%              0.77%
APRIL 1, 1999 TO MARCH 31, 2000                           0.00           $1.00           2.48%            0.65%              0.96%
APRIL 1, 1998 TO MARCH 31, 1999                           0.00           $1.00           2.46%            0.65%              1.03%
APRIL 1, 1997 TO MARCH 31, 1998                           0.00           $1.00           2.85%            0.65%              1.05%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           2.33%            0.75%              1.00%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           5.69%            0.75%              0.81%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                     0.00           $1.00           4.99%            0.75%              0.81%

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           1.65%            0.80%              0.83%
AUGUST 14, 2000(2) TO MARCH 31, 2001                      0.00           $1.00           2.03%            0.51%              0.56%

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           2.58%            0.76%              0.97%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           5.60%            0.76%              0.95%
APRIL 1, 1999 TO MARCH 31, 2000                           0.00           $1.00           4.78%            0.75%              1.01%
APRIL 1, 1998 TO MARCH 31, 1999                           0.00           $1.00           4.67%            0.75%              0.93%
APRIL 1, 1997 TO MARCH 31, 1998                           0.00           $1.00           4.95%            0.75%              0.93%

CLASS B
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           1.76%            1.51%              1.60%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           4.86%            1.51%              1.69%
APRIL 1, 1999 TO MARCH 31, 2000(3)                        0.00           $1.00           4.06%            1.46%              1.65%
APRIL 1, 1998 TO MARCH 31, 1999                           0.00           $1.00           4.01%            1.42%              1.62%
APRIL 1, 1997 TO MARCH 31, 1998                           0.00           $1.00           4.28%            1.42%              1.62%

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           1.78%            0.65%              0.71%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           3.47%            0.65%              0.81%
JUNE 1, 1999 TO MARCH 31, 2000(4)                         0.00           $1.00           2.96%            0.65%              0.87%
JUNE 1, 1998 TO MAY 31, 1999                              0.00           $1.00           2.72%            0.65%              0.86%
JUNE 1, 1997 TO MAY 31, 1998                              0.00           $1.00           3.13%            0.65%              0.83%
JUNE 1, 1996 TO MAY 31, 1997                              0.00           $1.00           3.01%            0.65%              0.87%

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           2.33%            0.65%              0.79%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           5.28%            0.65%              0.74%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000                     0.00           $1.00           4.89%            0.65%              0.82%

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002                           0.00           $1.00           2.44%            0.65%              0.78%
APRIL 1, 2000 TO MARCH 31, 2001                           0.00           $1.00           5.47%            0.65%              0.80%
APRIL 1, 1999 TO MARCH 31, 2000                           0.00           $1.00           4.56%            0.65%              0.82%
APRIL 1, 1998 TO MARCH 31, 1999                           0.00           $1.00           4.50%            0.65%              0.79%
APRIL 1, 1997 TO MARCH 31, 1998                           0.00           $1.00           4.93%            0.62%              0.85%

                                                      NET ASSETS AT
                                            TOTAL     END OF PERIOD
                                           RETURN   (000'S OMITTED)
-------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             1.54%       $ 2,448,719
APRIL 1, 2000 TO MARCH 31, 2001             2.99%       $ 2,528,345
APRIL 1, 1999 TO MARCH 31, 2000             2.51%       $ 2,464,890
APRIL 1, 1998 TO MARCH 31, 1999             2.49%       $ 2,246,123
APRIL 1, 1997 TO MARCH 31, 1998             2.91%       $ 2,118,881

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             2.60%       $   144,577
APRIL 1, 2000 TO MARCH 31, 2001             5.70%       $    72,460
NOVEMBER 8, 1999(2) TO MARCH 31, 2000       1.99%       $    58,960

MINNESOTA MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             1.75%       $   141,873
AUGUST 14, 2000(2) TO MARCH 31, 2001        2.07%       $   113,871

MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             2.54%       $ 7,835,864
APRIL 1, 2000 TO MARCH 31, 2001             5.77%       $14,406,458
APRIL 1, 1999 TO MARCH 31, 2000             4.84%       $13,441,754
APRIL 1, 1998 TO MARCH 31, 1999             4.79%       $ 9,137,812
APRIL 1, 1997 TO MARCH 31, 1998             5.07%       $ 6,711,584
CLASS B
APRIL 1, 2001 TO MARCH 31, 2002             1.78%       $ 2,373,287
APRIL 1, 2000 TO MARCH 31, 2001             4.99%       $ 2,493,119
APRIL 1, 1999 TO MARCH 31, 2000(3)          4.10%       $ 1,736,843
APRIL 1, 1998 TO MARCH 31, 1999             4.10%       $ 1,158,589
APRIL 1, 1997 TO MARCH 31, 1998             4.37%       $   951,172

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             1.87%       $   626,096
APRIL 1, 2000 TO MARCH 31, 2001             3.57%       $   445,252
JUNE 1, 1999 TO MARCH 31, 2000(4)           2.84%       $   324,452
JUNE 1, 1998 TO MAY 31, 1999                2.76%       $    41,174
JUNE 1, 1997 TO MAY 31, 1998                3.18%       $    44,070
JUNE 1, 1996 TO MAY 31, 1997                3.08%       $    54,616

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             2.48%       $   161,947
APRIL 1, 2000 TO MARCH 31, 2001             5.39%       $    98,260
NOVEMBER 8, 1999(2) TO MARCH 31, 2000       1.89%       $     2,047

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------
CLASS A
APRIL 1, 2001 TO MARCH 31, 2002             2.57%       $ 1,913,898
APRIL 1, 2000 TO MARCH 31, 2001             5.64%       $ 1,568,050
APRIL 1, 1999 TO MARCH 31, 2000             4.20%       $ 1,150,181
APRIL 1, 1998 TO MARCH 31, 1999             4.62%       $   543,903
APRIL 1, 1997 TO MARCH 31, 1998             5.06%       $   381,594

                                                   NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  Commencement of operations

(3) This class of shares was redesignated from Class S to Class B on November 8, 1999.

(4)  The Fund changed its fiscal year-end from May 31 to March 31

(5)  Distributions round to less than $0.01

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

     The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer only Class A shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

     Each Fund, with exception of the California Tax-Free Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments #money market fundsnotes to financial statementssuch as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                                      UNDISTRIBUTED
                                                UNDISTRIBUTED NET     NET REALIZED
      FUND                                      INVESTMENT INCOME      GAIN/(LOSS)     PAID-IN CAPITAL
      GOVERNMENT MONEY MARKET FUND                  $  4,548           $  (6,040)          $1,492

      NATIONAL TAX-FREE MONEY MARKET FUND            134,285            (134,285)               0

      100% TREASURY MONEY MARKET FUND                436,606            (436,606)               0

      TREASURY PLUS MONEY MARKET FUND                 23,135             (23,135)               0

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

     The following Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

      FUND                                        YEAR EXPIRES                   CAPITAL LOSS CARRYFORWARDS
      MINNESOTA MONEY MARKET FUND                     2010                                 $3,225

3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                          % OF AVERAGE DAILY NET ASSETS
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                        0.30

      GOVERNMENT MONEY MARKET FUND                                                 0.35

      MINNESOTA MONEY MARKET FUND                                                  0.30

      MONEY MARKET FUND                                                            0.40

      NATIONAL TAX-FREE MONEY MARKET FUND                                          0.25

      100% TREASURY MONEY MARKET FUND                                              0.35

      TREASURY PLUS MONEY MARKET FUND                                              0.35

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Money Market Fund for the year ended March 31, 2002 were $18,605,190.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

7. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.

     The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 2002 were as follows:

                                                                               INSTITUTIONAL    SERVICE
        FUND                                       CLASS A         CLASS B         CLASS         CLASS
        CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 6,124,912            N/A            N/A          $  0

        GOVERNMENT MONEY MARKET FUND                292,628            N/A            N/A             0

        MINNESOTA MONEY MARKET FUND                 286,109            N/A            N/A           N/A

        MONEY MARKET FUND                        21,216,011     $6,201,730            N/A           N/A

        NATIONAL TAX-FREE MONEY MARKET FUND       1,386,387            N/A            N/A           N/A

        100% TREASURY MONEY MARKET FUND             405,718            N/A            N/A             0

        TREASURY PLUS MONEY MARKET FUND           4,364,317            N/A            N/A           N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2002, were waived by Funds Management.

      FUND                                                      TOTAL FEES WAIVED BY FUNDS MANAGEMENT
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                 $ 3,015,758

      GOVERNMENT MONEY MARKET FUND                                            1,321,361

      MINNESOTA MONEY MARKET FUND                                                33,781

      MONEY MARKET FUND                                                      20,750,910

      NATIONAL TAX-FREE MONEY MARKET FUND                                       336,028

      100% TREASURY MONEY MARKET FUND                                         2,560,224

      TREASURY PLUS MONEY MARKET FUND                                         2,375,595

10. DOLLAR ROLL TRANSACTIONS

     The Funds may enter into "dollar roll" transactions where the Fund sells a security and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest accrues to the purchaser, but the fund assumes the risk of ownership. A fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase. During the period of the outstanding purchase commitment, the Fund will designate cash or liquid securities at least equal to the amount of its commitment. As of March 31, 2002, there were no open commitments for any of the Funds relating to dollar roll transactions.

11. DISTRIBUTION TO SHAREHOLDERS

     On April 30, 2002, the Funds paid dividends per share as shown below.

      FUND                                                                              DIVIDEND
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                            .000732118

      GOVERNMENT MONEY MARKET FUND                                                     .001025176

      MINNESOTA MONEY MARKET FUND                                                      .000752897

      MONEY MARKET FUND - CLASS A                                                      .000979061

      MONEY MARKET FUND - CLASS B                                                      .000362566

      NATIONAL TAX-FREE MONEY MARKET FUND                                              .000868233

      100% TREASURY MONEY MARKET FUND                                                  .000958567

      TREASURY PLUS MONEY MARKET FUND                                                  .001017094

     The tax character of distributions paid during the years ending 3/31/02 and 3/31/01 was as follows:

                                 TAX-EXEMPT INCOME               ORDINARY INCOME                   TOTAL

      FUND NAME                   2002          2001           2002          2001           2002           2001
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND        $41,154,353   $73,395,713   $          0   $          0  $ 41,154,353   $ 73,395,713

      GOVERNMENT MONEY
      MARKET FUND                        0             0    115,629,316    191,903,755   115,629,316    191,903,755

      MINNESOTA
      MONEY MARKET FUND          1,890,049     1,619,460              0              0     1,890,049      1,619,460

      MONEY MARKET FUND                  0             0    262,922,246    867,873,638   262,922,246    867,873,638

      NATIONAL TAX-FREE
      MONEY MARKET FUND         10,021,234    12,785,098              0              0    10,021,234     12,785,098

      100% TREASURY MONEY
      MARKET FUND                        0             0     68,213,065    101,697,374    68,213,065    101,697,374

      TREASURY PLUS
      MONEY MARKET FUND                  0             0     43,024,655     69,677,991    43,024,655     69,677,991

     As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                             UNDISTRIBUTED   UNDISTRIBUTIED   UNDISTRIBUTED       NET
                                              TAX-EXEMPT        ORDINARY        LONG TERM      UNREALIZED
     FUND NAME                                 INCOME            INCOME          GAIN         DEPRECIATION       TOTAL
      CALIFORNIA TAX-FREE MONEY MARKET FUND     $68,518        $        0      $    986        $      0       $   69,504

      GOVERNMENT MONEY MARKET FUND                    0         5,499,121             0            (325)       5,498,796

      MINNESOTA MONEY MARKET FUND                 3,967                 0             0               0            3,967

      MONEY MARKET FUND                               0           473,763             0               0          473,763

      NATIONAL TAX-FREE MONEY MARKET FUND        17,918               965             0               0           18,883

      100% TREASURY MONEY MARKET FUND                 0         2,650,732             0         (15,753)       2,634,979

      TREASURY PLUS MONEY MARKET FUND                 0         1,645,310             0          (8,450)       1,636,989

     The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

TAX INFORMATION (UNAUDITED)

     For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

     For federal income tax purposes, the Minnesota Money Market Fund and the National Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under
   Section 852(b)(5) of the Internal Revenue Code.

     For California income tax purposes, the 100% Treasury Money Market Fund, and the Treasury Plus Money Market Fund designates 100% and 50.65%, respectively, of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

                                                    INDEPENDENT AUDITOR'S REPORT

TO THE CLASS A AND B SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, 100% Treasury Money Market Fund and Treasury Plus Money Market Fund (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

   KPMG LLP

   San Francisco, California
   May 3, 2002

BOARD OF TRUSTEES

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND     PRINCIPAL OCCUPATIONS
   NAME AND AGE             LENGTH OF SERVICE *** DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee since 1992    Retired. Director, Federal Farm    None
   70                                             Credit Banks Funding Corporation
                                                  and Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.

   W. Rodney Hughes         Trustee               Private Investor.                  Barclays Global Investors
   75                       since 1987                                               Funds/Master Investment
                                                                                     Portfolio, 23 portfolios.

   J. Tucker Morse          Trustee               Private Investor/Real Estate       None
   57                       since 1987            Developer; Chairman of White
                                                  Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND     PRINCIPAL OCCUPATIONS
   NAME AND AGE             LENGTH OF SERVICE *** DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee               Wake Forest University             None
   59                       since 1987            Calloway School of Business and
                                                  Accountancy, Benson-Pruitt
                                                  Professorship since 1999,
                                                  Associate Professor of Finance
                                                  1994-1999.

   Peter G. Gordon          Trustee               Chairman, CEO, and Co-Founder      None
   59                       since 1998            of Crystal Geyser Water Company
                            (Lead Trustee         and President of Crystal Geyser
                            since 2001)           Roxane Water Company.

   Richard M. Leach         Trustee               President of Richard M. Leach      None
   68                       since 1987            Associates (a financial consulting
                                                  firm).

   Timothy J. Penny         Trustee               Senior Counselor to the public     None
   50                       since 1996            relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).

   Donald C. Willeke        Trustee               Principal in the law firm of       None
   61                       since 1996            Willeke & Daniels.

                                       59

OFFICERS

                            POSITION HELD AND     PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE     PAST FIVE YEARS                    OTHER DIRECTORSHIPS
   Michael J. Hogan         President             Executive Vice President of        None
   43                       Since 2000            Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC since
                                                  March 2001. Senior Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from April 1997 to
                                                  July 1999. Vice President of
                                                  American Express Financial
                                                  Advisors until April 1997.

   Karla M. Rabush          Treasurer             Senior Vice President of Wells     None
   42                       Since 2000            Fargo Bank, N.A. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds
                                                  Management, LLC since
                                                  March 2001. Vice President
                                                  of Wells Fargo Bank, N.A.
                                                  from December 1997 to
                                                  May 2000. Prior thereto,
                                                  Director of Managed Assets
                                                  Investment Accounting of
                                                  American Express Financial
                                                  Advisors until November 1997.

   C. David Messman         Secretary             Vice President and Senior          None
   41                       Since 2000            Counsel of Wells Fargo Bank,
                                                  N.A. Vice President and
                                                  Secretary of Wells Fargo
                                                  Funds Management, LLC
                                                  since March 2001.

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS

ADR        -- AMERICAN DEPOSITORY RECEIPTS

AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT        -- ALTERNATIVE MINIMUM TAX

ARM        -- ADJUSTABLE RATE MORTGAGES

BART       -- BAY AREA RAPID TRANSIT

CDA        -- COMMUNITY DEVELOPMENT AUTHORITY

CDSC       -- CONTINGENT DEFERRED SALES CHARGE

CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY

CGY        -- CAPITAL GUARANTY CORPORATION

CMT        -- CONSTANT MATURITY TREASURY

COFI       -- COST OF FUNDS INDEX

Connie Lee -- CONNIE LEE INSURANCE COMPANY

COP        -- CERTIFICATE OF PARTICIPATION

CP         -- COMMERCIAL PAPER

CTF        -- COMMON TRUST FUND

DW&P       -- DEPARTMENT OF WATER & POWER

DWR        -- DEPARTMENT OF WATER RESOURCES

EDFA       -- EDUCATION FINANCE AUTHORITY

FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION

FHA        -- FEDERAL HOUSING AUTHORITY

FHLB       -- FEDERAL HOME LOAN BANK

FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FRN        -- FLOATING RATE NOTES

FSA        -- FINANCIAL SECURITY ASSURANCE, INC

GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO         -- GENERAL OBLIGATION

HFA        -- HOUSING FINANCE AUTHORITY

HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY

IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY

LIBOR      -- LONDON INTERBANK OFFERED RATE

LLC        -- LIMITED LIABILITY CORPORATION

LOC        -- LETTER OF CREDIT

LP         -- LIMITED PARTNERSHIP

MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION

MFHR       -- MULTI-FAMILY HOUSING REVENUE

MUD        -- MUNICIPAL UTILITY DISTRICT

MTN        -- MEDIUM TERM NOTE

PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY

PCR        -- POLLUTION CONTROL REVENUE

PFA        -- PUBLIC FINANCE AUTHORITY

PLC        -- PRIVATE PLACEMENT

PSFG       -- PUBLIC SCHOOL FUND GUARANTY

RAW        -- REVENUE ANTICIPATION WARRANTS

RDA        -- REDEVELOPMENT AUTHORITY

RDFA       -- REDEVELOPMENT FINANCE AUTHORITY

R&D        -- RESEARCH & DEVELOPMENT

SFMR       -- SINGLE FAMILY MORTGAGE REVENUE

STEERS     -- STRUCTURED ENHANCED RETURN TRUST

TBA        -- TO BE ANNOUNCED

TRAN       -- TAX REVENUE ANTICIPATION NOTES

USD        -- UNIFIED SCHOOL DISTRICT

V/R        -- VARIABLE RATE

WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                       PRSRT STD
PLEASE EXPEDITE                                                    U.S. POSTAGE
                                                                       PAID
                                                                    CANTON, MA
                                                                    PERMIT #313


MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTORS SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 004 (03/02)

[WELLS FARGO FUNDS LOGO]

WELLS FARGO MONEY MARKET FUNDS

ANNUAL REPORT

INSTITUTIONAL AND SERVICE CLASSES

CALIFORNIA TAX-FREE MONEY MARKET FUND
CASH INVESTMENT MONEY MARKET FUND
GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
100% TREASURY INSTITUTIONAL MONEY MARKET FUND
100% TREASURY MONEY MARKET FUND
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
PRIME INVESTMENT MONEY MARKET FUND
TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

MARCH 31, 2002

[GRAPHIC]

                               MONEY MARKET FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       3

PRIMARY INVESTMENTS                                                         4

PERFORMANCE HIGHLIGHTS
   CALIFORNIA TAX-FREE MONEY MARKET FUND                                    5
   CASH INVESTMENT MONEY MARKET FUND                                        6
   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                               7
   GOVERNMENT MONEY MARKET FUND                                             8
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                        9
   100% TREASURY INSTITUTIONAL MONEY MARKET FUND                           10
   100% TREASURY MONEY MARKET FUND                                         11
   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        12
   PRIME INVESTMENT MONEY MARKET FUND                                      13
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           14

PORTFOLIO OF INVESTMENTS
   CALIFORNIA TAX-FREE MONEY MARKET FUND                                   15
   CASH INVESTMENT MONEY MARKET FUND                                       24
   GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                              29
   GOVERNMENT MONEY MARKET FUND                                            31
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                       34
   100% TREASURY INSTITUTIONAL MONEY MARKET FUND                           46
   100% TREASURY MONEY MARKET FUND                                         47
   PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        48
   PRIME INVESTMENT MONEY MARKET FUND                                      49
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                           51

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    52
   STATEMENTS OF OPERATIONS                                                54
   STATEMENTS OF CHANGES IN NET ASSETS                                     56
   FINANCIAL HIGHLIGHTS                                                    60

NOTES TO FINANCIAL HIGHLIGHTS                                              64

NOTES TO FINANCIAL STATEMENTS                                              65

INDEPENDENT AUDITORS REPORT                                                70

BOARD OF TRUSTEES                                                          71

LIST OF ABBREVIATIONS                                                      73


NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

     The 12-month period ended March 31, 2002, may be remembered as one of the most troubling periods in recent memory. In addition to the extensive loss of life and property that resulted from the September 11 terrorist attacks, the events sent shockwaves across an already frail U.S. economy. Since then, investors have witnessed a short-lived yet deep recession, additional interest rate cuts designed to revive a stagnant economy, and a modest recovery that may signal the end of the Federal Reserve Board's (the Fed) aggressive yearlong rate-cutting campaign. Despite an outlook for ongoing market volatility, we remain focused on our primary objective of helping shareholders reach their financial goals.

OVERVIEW OF FINANCIAL MARKETS

     A wealth of recent economic data indicates that the economic recovery is gaining momentum. The labor market has stabilized, business inventories are declining, corporate earnings are improving, and fourth-quarter 2001 gross domestic product (GDP) surprised many by showing unexpected modest but nonetheless positive growth. At this point, we anticipate a lukewarm economic recovery, with the U.S. economy growing by 2.5% to 3% in calendar year 2002 -- half of its typical recovery pace. In this sense, the current recovery could mirror the recovery of the early 1990s.

WELLS FARGO MONEY MARKET FUNDS

     Amid a steep economic downturn, the Fed trimmed short-term interest rates eight times during the reporting period, including a dramatic 1% rate cut in the weeks following the terrorist attacks. Falling short-term interest rates sent yields on money market funds below 2% -- the lowest level in nearly 40 years. The rate cuts reflected the Fed's attempt to jump-start the economy via lower interest rates, which in turn, encouraged consumer spending. The Fed's strategy proved quite effective, as low interest rates helped set the stage for a consumer-spending binge largely attributed to zero-percent financing on new autos, plus steep rebates, discounts and promotions throughout the retail sector. Since consumer spending accounts for two-thirds of the nation's economic activity, this strong showing played a key role in helping the economy transition from recession to recovery.

     Although short-term interest rates declined during the period, Wells Fargo Money Market Funds achieved their objective of maintaining their $1.00 per share price. At the same time, our money market funds experienced an inflow of new assets as investors sought a safe haven for their cash during these uncertain times.

     With the economic outlook improving, it is likely that the Fed will begin to raise short-term rates later in the year -- the first such move in two years. In fact, interest rates spiked in the bond marketplace late in the first quarter of 2002 to reflect the economy's improving prospects of a recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

     Although economic conditions improved in the last quarter of 2001 and the first quarter of 2002, the economy continues to face numerous challenges. For one thing, American companies need to show they can turn the improved economic indicators into higher profits. And with pricing power still weak, some investors doubt profits will be as impressive as the latest economic data. Concerns over the credit quality of certain issuers could also rattle the state and local municipal bond marketplace.

     Regardless of what transpires in the coming months, the nation's financial systems have once again proved resilient amid adversity. More importantly, patience, asset allocation and diversification among stocks, bonds and cash investments -- all potential attributes of successful long-term investing -- helped some investors weather the storm, and keep on track toward achieving their long-term financial goals.

     In closing, we want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investments or need further assistance, please call your investment professional or Investor Services at 1-800-222-8222.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan

   President

   WELLS FARGO FUNDS

 MONEY MARKET OVERVIEW

 MONEY MARKET OVERVIEW

     This report covers the 12-month period ended March 31, 2002. In the last nine months of 2001, short-term interest rates fell 3.25% as the Federal Reserve Board (the Fed) attempted to head off the recession. The blow to the economy triggered by the September 11 terrorist attacks prompted the Fed to accelerate the process. Interest rates dropped another full percentage point over the ensuing month, sending money market yields to new lows.

     The economic situation improved during the final quarter of 2001. With the recession yielding to a recovery, the Fed decided to leave the federal funds rate unchanged at 1.75%. Despite this low interest rate, the Wells Fargo Money Market Funds experienced an inflow of assets from all sectors as investors sought a safe place to park their money in unstable times. The following sections discuss the recent performance of specific types of money market instruments.

 U.S. TREASURY SECURITIES

     Spreads between U.S. Treasury bills and other money market vehicles initially widened after September 11, only to narrow through the end of the first quarter of 2002. Yields began to move up during the first quarter of 2002 based on a growing belief that the Fed would soon end its rate-cutting campaign. Rates on longer-term U.S. Treasury securities then jumped following the release of data confirming a stronger-than-anticipated recovery. In fact, one-year U.S. Treasury bills have soared 55 basis points since the beginning of 2002, while three-month U.S. Treasury bills increased only 10 basis points.

 U.S. GOVERNMENT AGENCY SECURITIES

     The yield curve in the government agency securities market became "U"-shaped -- with overnight rates and longer dated securities representing the highest yields -- amid perceptions that the Fed was nearing the end of its easing cycle. As stronger economic numbers filtered through the marketplace, the yield curve steepened dramatically, with three-month rates rising 10 basis points, and one-year rates increasing by 60 basis points.

 TAX-FREE SECURITIES

     Yields on municipal bonds fell steadily until January 2002, with the yield on six-month, AAA-rated municipal bonds declining from 3.3% in April 2001, to 1.30% in the beginning of 2002. In late February 2002, however, yields rose when Fed Chairman Alan Greenspan commented to Congress that the nation's economic situation was improving. The market interpreted this comment as a sign that the Fed would soon be raising interest rates. In anticipation of a potential rate hike, yields on short-term municipal securities climbed 50 basis points.

     More importantly, the fallout from a weaker economy led to lower tax receipts for state governments, which could ultimately trigger bond defaults. With this in mind, we continue to diligently perform credit analysis in this uncertain economic environment.

 OTHER MONEY MARKET SECURITIES

     Yields on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- fell significantly in 2001, reflecting falling short-term interest rates. Interest rates among securities maturing in three months moved 3% lower, while longer-dated securities -- those maturing in nine to 12 months -- decreased by 2%. Although yields steadily declined in 2001, the first three months of 2002 saw rising yields on longer-dated securities. This development was attributed to investor fear that a resurgent economy eventually would spark interest-rate hikes.

     The supply of money market investments was reduced during this reporting period because a number of commercial paper issuers exited the market. In some cases, it was by choice, as longer-term financing appealed to these issuers. In other cases, credit quality concerns triggered an exodus from the market. Indeed, the decline of credit quality was evident throughout the year, with a record number of issuers filing for bankruptcy or experiencing credit downgrades. However, our Funds were not directly affected by these events.

 STRATEGIC OUTLOOK

     While financial markets have shown us that a stronger economy leads to higher prices, we believe that lower prices have led to increased economic activity. Indeed, the strong consumer demand that blunted the impact of the recession was largely attributed to low interest rates, zero-percent financing that lured people into car showrooms, and steep rebates, discounts and promotions throughout the retail sector. However, we also believe that interest rates may increase sometime this year, raising the question of whether such rate hikes could prove to be premature, thus sending the economy into a tailspin, or whether the economy would be resilient enough to withstand such a move. Regardless, we intend to continue to carefully monitor the credit quality environment in an effort to protect shareholder assets.

   PERFORMANCE HIGHLIGHTS

   PRIMARY INVESTMENTS*

                                                                 CERTIFICATES              FLOATING/    MORTGAGE-
                    U.S.                     U.S.                 OF DEPOSIT/              VARIABLE     AND OTHER
                  TREASURY   REPURCHASE   GOVERNMENT  COMMERCIAL    BANKERS       TIME    RATE NOTES/  ASSET-BACKED   CORPORATE
                 SECURITIES  AGREEMENTS  OBLIGATIONS  PAPER       ACCEPTANCES    DEPOSITS    BONDS      SECURITIES    NOTES/BONDS
100% TREASURY        X

100% TREASURY
  INSTITUTIONAL      X

TREASURY PLUS
  INSTITUTIONAL      X          X

GOVERNMENT           X          X            X

GOVERNMENT
  INSTITUTIONAL      X          X            X

PRIME INVESTMENT     X          X            X          X             X            X          X            X             X

PRIME INVESTMENT
  INSTITUTIONAL      X          X            X          X             X            X          X            X             X

CASH INVESTMENT      X          X            X          X             X            X          X            X             X

NATIONAL TAX-FREE
  INSTITUTIONAL

CALIFORNIA TAX-FREE

                        MUNICIAPL
                       OBLIGATIONS
100% TREASURY

100% TREASURY
  INSTITUTIONAL

TREASURY PLUS
  INSTITUTIONAL

GOVERNMENT

GOVERNMENT
  INSTITUTIONAL

PRIME INVESTMENT

PRIME INVESTMENT
  INSTITUTIONAL

CASH INVESTMENT

NATIONAL TAX-FREE
  INSTITUTIONAL              X

CALIFORNIA TAX-FREE          X

---------------------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

     CALIFORNIA TAX-FREE MONEY MARKET FUND --
     SERVICE CLASS

 INVESTMENT OBJECTIVE

    The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

 FUND MANAGERS

    Dave Sylvester
    Mary Gail Walton, CFA

 INCEPTION DATE

    01/01/92

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                1-YEAR   5-YEAR  10-YEAR
WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS                1.75     2.58     2.58
BENCHMARK
  IMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL MONEY FUND AVERAGE(2)        1.68     2.97     3.16


   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

   7-DAY CURRENT YIELD                       1.32%
   7-DAY COMPOUND YIELD                      1.33%
   30-DAY SIMPLE YIELD                       1.04%
   30-DAY COMPOUND YIELD                     1.04%


   CHARACTERISTICS (AS OF MARCH 31, 2002)

   AVERAGE MATURITY                        35 DAYS
   NUMBER OF HOLDINGS                        291


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Variable Rate Bonds/Notes              80%
Municipal Notes                        15%
Municipal Put Bonds                     3%
Municipal Commercial Paper              2%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days                    76.9%
15-29 days                    0.7%
30-59 days                    1.7%
60-89 days                    1.6%
90-179 days                  13.6%
180+ days                     5.5%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3) Portfolio holdings are subject to change.

     CASH INVESTMENT MONEY MARKET FUND

 INVESTMENT OBJECTIVE

    The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

 FUND MANAGERS

    Dave Sylvester
    Laurie White

 INCEPTION DATE

    10/14/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                          1-YEAR   5-YEAR   10-YEAR
WELLS FARGO CASH INVESTMENT MONEY MARKET FUND - INSTITUTIONAL CLASS        3.28     5.09     4.74
WELLS FARGO CASH INVESTMENT MONEY MARKET FUND - SERVICE CLASS              3.05     4.98     4.68
BENCHMARK
  IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)                 2.91     5.48     5.80


   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

                              INSTITUTIONAL  SERVICE
   7-DAY CURRENT YIELD              1.87%    1.64%
   7-DAY COMPOUND YIELD             1.89%    1.66%
   30-DAY SIMPLE YIELD              1.83%    1.60%
   30-DAY COMPOUND YIELD            1.84%    1.61%


   CHARACTERISTICS (AS OF MARCH 31, 2002)

   AVERAGE MATURITY                        52 DAYS
   NUMBER OF HOLDINGS                        158


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Commercial Paper                      41%
Floating/Variable Rate Bonds/Notes    19%
Certificates of Deposits              16%
Repurchase Agreements                 16%
Time Deposits                          6%
Corporate Bonds                        2%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days        36.1%
15-29 days       20.1%
30-59 days       18.9%
60-89 days        7.8%
90-179 days      11.3%
180+ days         5.8%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

     GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

 INVESTMENT OBJECTIVE

    The Wells Fargo Government Institutional Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

 FUND MANAGERS

    Dave Sylvester
    Laurie White

 INCEPTION DATE

    07/31/01

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                 LIFE OF
                                                                  FUND*
WELLS FARGO GOVERNMENT INSTITUTIONAL MONEY MARKET FUND            1.59
BENCHMARK
  IMONEYNET GOVERNMENT INSTITUTIONAL MONEY FUND AVERAGE(2)        1.42

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

   7-DAY CURRENT YIELD                       1.79%
   7-DAY COMPOUND YIELD                      1.80%
   30-DAY SIMPLE YIELD                       1.73%
   30-DAY COMPOUND YIELD                     1.75%


   CHARACTERISTICS (AS OF MARCH 31, 2002)

   AVERAGE MATURITY                        56 DAYS
   NUMBER OF HOLDINGS                        53


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Repurchase Agreements                  45%
FHLMC                                  21%
FHLB                                   19%
FFCB                                    6%
FNMA                                    9%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days                            48.5%
15-29 days                            1.5%
30-59 days                           21.6%
60-89 days                            7.5%
90-179 days                          11.8%
180+ days                             9.1%



   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.

(3) Portfolio holdings are subject to change.

     GOVERNMENT MONEY MARKET FUND -- SERVICE CLASS

 INVESTMENT OBJECTIVE

    The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

 FUND MANAGERS

    Dave Sylvester
    Laurie White

 INCEPTION DATE

    11/16/87

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                         1-YEAR    5-YEAR     10-YEAR
   WELLS FARGO GOVERNMENT MONEY MARKET FUND - SERVICE CLASS               2.86      4.78       4.49
   BENCHMARK
     IMONEYNET GOVERNMENT INSTITUTIONAL MONEY FUND AVERAGE(2)             2.48      5.14       5.50


   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

   7-DAY CURRENT YIELD                       1.54%
   7-DAY COMPOUND YIELD                      1.55%
   30-DAY SIMPLE YIELD                       1.53%
   30-DAY COMPOUND YIELD                     1.54%


   CHARACTERISTICS (AS OF MARCH 31, 2002)

   AVERAGE MATURITY                        55 DAYS
   NUMBER OF HOLDINGS                        86

   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Repurchase Agreements                  42%
FNMA                                   23%
FHLMC                                  20%
FHLB                                   11%
FFCB                                    4%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days                            54.0%
15-29 days                            7.2%
30-59 days                            9.7%
60-89 days                            8.1%
90-179 days                          10.0%
180+ days                            11.0%



     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.

(3) Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE


     The Wells Fargo National Tax-Free Institutional Money Market Fund (the
     Fund) seeks to provide current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS

     Dave Sylvester
     Laurie White

INCEPTION DATE

     01/07/88

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                      1-YEAR   5-YEAR   10-YEAR
WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL CLASS      2.20   3.14   3.02
WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND - SERVICE CLASS            2.05   3.07   2.98
BENCHMARK
  iMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE(2)                                 1.90   3.17   3.34

   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
                              INSTITUTIONAL SERVICE
   7-DAY CURRENT YIELD              1.48%    1.33%
   7-DAY COMPOUND YIELD             1.49%    1.34%
   30-DAY SIMPLE YIELD              1.30%    1.15%
   30-DAY COMPOUND YIELD            1.31%    1.16%
   CHARACTERISTICS (AS OF MARCH 31, 2002)
   WEIGHTED AVERAGE MATURITY               50 DAYS
   NUMBER OF HOLDINGS                        310

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Municipal Demand Notes                 77%
Municipal Notes                        18%
Municipal Put Bonds                     5%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days                    71.7%
15-29 days                    0.5%
30-59 days                    2.6%
60-89 days                    2.5%
90-179 days                  11.8%
180+ days                    10.9%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

     100% TREASURY INSTITUTIONAL MONEY MARKET FUND

 INVESTMENT OBJECTIVE

     The Wells Fargo 100% Treasury Institutional Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

 FUND MANAGERS

     Dave Sylvester
     Laurie White

 INCEPTION DATE

     07/31/01

     AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                LIFE OF
                                                                                 FUND*
   WELLS FARGO 100% TREASURY INSTITUTIONAL MONEY MARKET FUND                     1.52
   BENCHMARK
     iMONEYNET TREASURY INSTITUTIONAL FUND AVERAGE(2)                            1.41

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
   7-DAY CURRENT YIELD                       1.55%
   7-DAY COMPOUND YIELD                      1.56%
   30-DAY SIMPLE YIELD                       1.54%
   30-DAY COMPOUND YIELD                     1.56%
   CHARACTERISTICS (AS OF MARCH 31, 2002)
   AVERAGE MATURITY                        47 DAYS
   NUMBER OF HOLDINGS                         7

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

U.S. Treasury Bills                    86%
U.S. Treasury Notes                    14%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days              10.5%
15-29 days             25.9%
30-59 days             26.4%
60-89 days             26.7%
90-179 days            10.5%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet Treasury Institutional Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3)  Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE

     The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS

     Dave Sylvester
     Laurie White

INCEPTION DATE

     12/03/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                         1-YEAR    5-YEAR     10-YEAR
   WELLS FARGO 100% TREASURY MONEY MARKET FUND - SERVICE CLASS            2.68      4.50       4.27
   BENCHMARKS
     IMONEYNET TREASURY INSTITUTIONAL FUND AVERAGE(2)                     2.68       N/A        N/A
     91 DAY U.S. TREASURY BILL(3)                                         2.67      4.73       4.57

   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
   7-DAY CURRENT YIELD                       1.59%
   7-DAY COMPOUND YIELD                      1.60%
   30-DAY SIMPLE YIELD                       1.40%
   30-DAY COMPOUND YIELD                     1.41%
   CHARACTERISTICS (AS OF MARCH 31, 2002)
   AVERAGE MATURITY                        56 DAYS
   NUMBER OF HOLDINGS                        18

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2002)

[CHART]

U.S. Treasury Bills                    86%
U.S. Treasury Notes                    14%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days                            13.4%
15-29 days                           26.7%
30-59 days                           27.8%
60-89 days                           18.0%
90-179 days                           9.6%
180+ days                             4.5%

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.

     Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.

(2) The iMoneyNet Treasury Institutional Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of the annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.

(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Prime Investment Institutional Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS

     Dave Sylvester
     Laurie White

INCEPTION DATE

     07/31/01

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                              LIFE OF
                                                                                               FUND*
   WELLS FARGO PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                                1.58
   BENCHMARK
     iMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)                                  1.50

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
   7-DAY CURRENT YIELD                       1.73%
   7-DAY COMPOUND YIELD                      1.74%
   30-DAY SIMPLE YIELD                       1.67%
   30-DAY COMPOUND YIELD                     1.68%


   CHARACTERISTICS (AS OF MARCH 31, 2002)
   AVERAGE MATURITY                        29 DAYS
   NUMBER OF HOLDINGS                        24

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Repurchase Agreements                 53%
Commercial Paper                      29%
FNMA                                   9%
Floating/Variable Rate Notes/Bonds     6%
Certificates of Deposit                3%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days        60.4%
15-29 days       11.3%
30-59 days       13.4%
60-89 days        5.0%
90-179 days       9.9%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS

PRIME INVESTMENT MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE

     The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS

     Dave Sylvester
     Laurie White

INCEPTION DATE

     09/02/98

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                              LIFE OF
                                                                                   1-YEAR      FUND
   WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND                                   2.80       4.68
   BENCHMARK
     iMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)                       2.91       5.07

   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
   7-DAY CURRENT YIELD                       1.46%
   7-DAY COMPOUND YIELD                      1.48%
   30-DAY SIMPLE YIELD                       1.37%
   30-DAY COMPOUND YIELD                     1.38%

   CHARACTERISTICS (AS OF MARCH 31, 2002)
   AVERAGE MATURITY                        36 DAYS
   NUMBER OF HOLDINGS                        40


PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

[CHART]

Commercial Paper                      38%
Repurchase Agreements                 36%
FNMA                                  10%
Certificates of Deposits               8%
Floating/Variable Rate Notes/Bonds     8%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days         47.2%
15-29 days        15.9%
30-59 days        21.9%
60-89 days         4.6%
90-179 days        7.7%
180+ days          2.7%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS

     Dave Sylvester
     Laurie White

INCEPTION DATE

     10/01/85

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                  1-YEAR   5-YEAR   10-YEAR
WELLS FARGO TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL CLASS      2.97   4.88   4.54
WELLS FARGO TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND - SERVICE CLASS            2.73   4.66   4.41
BENCHMARK
  iMONEYNET TREASURY & REPO INSTITUTIONAL MONEY FUND AVERAGE(2)                      2.64   N/A     N/A
  91 DAY U.S. TREASURY BILL(3)                                                       2.67   4.73   4.57

FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

                              INSTITUTIONAL  SERVICE
   7-DAY CURRENT YIELD              1.82%    1.57%
   7-DAY COMPOUND YIELD             1.84%    1.59%
   30-DAY SIMPLE YIELD              1.71%    1.46%
   30-DAY COMPOUND YIELD            1.72%    1.47%


   CHARACTERISTICS (AS OF MARCH 31, 2002)
   AVERAGE MATURITY                        54 DAYS
   NUMBER OF HOLDINGS                        19

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2002)

[CHART]

U.S. Treasury Bills                    45%
Repurchase Agreements                  38%
U.S. Treasury Notes                    17%

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

[CHART]

2-14 days              56.7%
15-29 days              5.0%
30-59 days              7.1%
60-89 days              7.4%
90-179 days            14.5%
180+ days               9.3%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

   Performance shown for the periods between September 6, 1996 and October 1, 1994, reflects performance of the Pacific American U.S. Treasury Portfolio, a predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1994, the performance shown reflects the performance of the shares of a portfolio of the Pacific American Funds.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasuries securities and repurchase agreements backed by the U.S. Treasury.

(3) Estimated monthly return (12th root of the annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day US Treasury Bills. These figures are calculated on a 365 day basis.

(4)  Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002                    MONEY MARKET FUNDS


CALIFORNIA TAX-FREE MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE   VALUE
MUNICIPAL SECURITIES - 100.34%

CALIFORNIA - 92.72%
 $12,650,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP SERIES C BANQUE
              NATIONALE PARIS LOC@@                                                                 1.40%      10/01/27  $12,650,000
   9,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA MFHR GAIA BUILDING
              PROJECT SERIES A COLLATERALIZED BY FNMA@@                                             1.55       09/15/32    9,865,000
   5,580,000  ALAMEDA COUNTY CA COP SERIES 410 MBIA INSURED@@                                       1.43       09/01/21    5,580,000
   1,700,000  ALHAMBRA CA IDA REVENUE SUNCLIPSE PROJECT BANK OF AMERICA NA LOC@@                    1.25       05/01/07    1,700,000
   4,445,000  ANAHEIM CA HFA MFHR MONTEREY APARTMENTS SERIES B COLLATERALIZED BY FNMA@@             1.65       05/15/27    4,445,000
   6,300,000  ANAHEIM CA HFA MFHR SEA WIND APARTMENTS PROJECT SERIES C
              COLLATERALIZED BY FNMA@@                                                              1.45       07/15/33    6,299,814
   8,160,000  ANAHEIM CA PFA LEASE REVENUE FSA INSURED@@                                            1.48       09/01/24    8,160,000
   5,500,000  BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA
              PROJECT SERIES A AMBAC INSURED@@                                                      1.40       04/01/36    5,500,000
  11,000,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A@@                          1.45       02/15/33   11,000,000
  11,450,000  BURBANK CA RDA MFHR SERIES A FHLB LOC@@                                               1.50       11/01/10   11,450,000
  13,000,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE PURCHASE
              PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED COLLATERALIZED BY FHLMC@@       1.45       09/01/06   13,000,000
   3,000,000  CALIFORNIA COMMUNITY HFA HOUSING REVENUE SERIES A COLLATERALIZED BY FHLMC@@           1.45       02/01/07    3,000,000
   8,000,000  CALIFORNIA DWR WATER REVENUE                                                          1.50       05/15/02    8,000,000
  20,000,000  CALIFORNIA EDFA REVENUE LOYOLA MARYMOUNT UNIVERSITY SERIES B MBIA INSURED@@           1.70       10/01/27   20,000,000
   2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY REVENUE SERIES 113@@                        1.43       12/01/27    2,000,000
   3,000,000  CALIFORNIA HFA HOUSING REVENUE@@                                                      1.46       08/01/26    3,000,000
   6,385,000  CALIFORNIA HFA HOUSING REVENUE HOME MORTGAGE PROJECT SERIES Q
              FHA/VA/CAHLIF INSURED@@                                                               1.49       08/01/20    6,385,000
   3,190,000  CALIFORNIA HFA HOUSING REVENUE MBIA INSURED BAYERISCHE LOC@@                          1.46       08/01/16    3,190,000
   3,255,000  CALIFORNIA HFA HOUSING REVENUE SERIES 150 MBIA INSURED@@                              1.48       02/01/29    3,255,000
   3,328,000  CALIFORNIA HFA HOUSING REVENUE SERIES 412 AMBAC INSURED@@                             1.48       08/01/29    3,328,000
  11,070,000  CALIFORNIA HFA HOUSING REVENUE SERIES M FSA INSURED@@                                 1.49       08/01/19   11,070,000
   7,900,000  CALIFORNIA HFA MFHR SERIES C@@                                                        1.40       02/01/33    7,900,000
     930,000  CALIFORNIA HFA MFHR SERIES D@@                                                        1.35       02/01/31      930,000
   1,900,000  CALIFORNIA HFA MFHR SERIES III@@                                                      1.40       02/01/32    1,900,000
  10,600,000  CALIFORNIA HFA SFMR HOME MORTGAGE PROJECT SERIES J FSA INSURED@@                      1.43       02/01/32   10,600,000
     665,000  CALIFORNIA HFA SFMR SERIES 83 FHA/VA/CAHLIF INSURED@@                                 1.48       08/01/25      665,000
  30,400,000  CALIFORNIA HFA SFMR SERIES I                                                          2.95       06/14/02   30,400,000
   2,500,000  CALIFORNIA HFA SFMR SERIES N FSA INSURED@@                                            1.49       08/01/31    2,500,000
   5,000,000  CALIFORNIA HFFA HEALTH CARE REVENUE ADVENTIST PROJECT SERIES B MBIA INSURED@@         1.45       09/01/28    5,000,000
  24,100,000  CALIFORNIA HFFA HEALTH CARE REVENUE SERIES B AMBAC INSURED@@                          1.40       07/01/12   24,100,000
   2,845,000  CALIFORNIA HFFA REVENUE SERIES 26 FSA INSURED@@                                       1.43       06/01/22    2,845,000
   5,000,000  CALIFORNIA HFFA SERIES A BANK ONE NA LOC@@                                            1.40       10/01/23    5,000,000
   4,040,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE FOODS
              INCORPORATED PROJECT COMERICA BANK CA LOC@@                                           1.50       09/01/24    4,040,000
   5,300,000  CALIFORNIA PCFA PCR BONDS EXXON MOBIL PROJECT BANKERS TRUST COMPANY LOC@@             1.30       04/01/17    5,300,000
   3,395,000  CALIFORNIA PCFA PCR EXXON MOBIL PROJECT@@                                             1.40       12/01/29    3,395,000
   7,400,000  CALIFORNIA PCFA PCR SIERRA PACIFIC PROJECT BANK OF AMERICA NA LOC@@                   1.45       02/01/13    7,400,000
   7,025,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR MORTGAGE BACKED
              SECURITIES PROGRAM SERIES 346 COLLATERALIZED BY GNMA/FNMA@@                           1.46       12/01/06    7,025,000
  67,000,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATION FACILITIES REVENUE
              NOTES SERIES A AMBAC INSURED                                                          4.00       07/03/02   67,246,497


PRINCIPAL     SECURITY NAME                                                                  INTEREST RATE MATURITY DATE   VALUE
CALIFORNIA (continued)

 $48,000,000  CALIFORNIA STATE DWR WATER REVENUE SERIES K1 LLOYDS BANK LOC@@                         1.55%  11/01/04     $48,000,000
  21,000,000  CALIFORNIA STATE DWR WATER REVENUE SERIES K2 HELABA TRUST LOC@@                        1.55   11/01/04      21,000,000
  12,000,000  CALIFORNIA STATE DWR WATER SYSTEM REVENUE CENTRAL VALLEY PROJECT SERIES 127
              FGIC INSURED@@                                                                         1.35   12/01/22      12,000,000
   4,835,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY SERRA MICROCHASSIS
              PROJECT US BANK NA LOC@@                                                               1.40   08/01/27       4,835,000
   4,995,000  CALIFORNIA STATE GO SERIES 471 MBIA/IBC INSURED@@                                      1.48   09/01/24       4,995,000
   4,995,000  CALIFORNIA STATE GO SERIES 472 MBIA/IBC INSURED@@                                      1.48   03/01/17       4,995,000
   4,495,000  CALIFORNIA STATE GO SERIES 475 MBIA/IBC INSURED@@                                      1.48   09/01/17       4,495,000
  10,395,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES 210 AMBAC INSURED@@           1.43   01/01/11      10,395,000
   3,500,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES A AMBAC INSURED
              PREREFUNDED 12/1/02 @ 102                                                              6.60   12/01/02       3,681,779
   1,050,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES A PREREFUNDED
              12/1/02 @ 102                                                                          6.60   12/01/02       1,104,474
  19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D AMBAC INSURED@@             1.41   12/01/15      19,570,000
   4,205,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES II AMBAC INSURED@@            1.43   10/01/12       4,205,000
   8,875,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES II R133 AMBAC INSURED@@       1.43   12/01/14       8,875,000
   4,000,000  CALIFORNIA STATE PUBLIC WORKS EAGLE TRUST LEASE REVENUE CITIBANK NA LOC
              AMBAC INSURED@@                                                                        1.43   09/01/17       4,000,000
   4,200,000  CALIFORNIA STATEWIDE CDA BANK OF AMERICA NA LOC@@                                      1.45   04/01/32       4,200,000
   5,500,000  CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE
              PREREFUNDED 4/15/02 @ 102                                                              6.63   04/15/02       5,620,868
  12,700,000  CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE
              PREREFUNDED 4/15/02 @ 102                                                              6.75   04/15/02      12,993,029
   7,600,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE ESKATON PROPERTIES PROJECT
              PREREFUNDED 5/1/02 @ 102                                                               6.75   05/01/02       7,668,330
  13,500,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE NORTH CALIFORNIA RETIRED
              OFFICERS PROJECT BANK OF SCOTLAND LOC@@                                                1.30   06/01/26      13,500,000
   4,440,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE FREMONT-RIDEOUT PROJECT SERIES A
              AMBAC INSURED@@                                                                        1.35   01/01/31       4,440,000
   2,600,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE JOHN MUIR/MOUNT DIABLO HEALTH
              PROJECT AMBAC INSURED@@                                                                1.40   08/15/27       2,600,000
   2,455,000  CALIFORNIA STATEWIDE CDA HOUSING REVENUE BIRCHCREST APARTMENTS SERIES S US BANK
              NA LOC@@                                                                               1.40   08/01/32       2,455,000
  21,195,000  CALIFORNIA STATEWIDE CDA MFHR@@                                                        1.48   06/01/09      21,195,000
   6,150,000  CALIFORNIA STATEWIDE CDA MFHR@@                                                        1.68   09/09/09       6,150,000
   3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS PROJECT SERIES R
              COLLATERALIZED BY FNMA@@                                                               1.45   10/15/30       3,985,000
  13,000,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W2 BANK OF AMERICA
              NA LOC@@                                                                               1.40   09/15/29      13,000,000
   6,775,000  CALIFORNIA STATEWIDE CDA MFHR LA PUENTE APARTMENTS PROJECT SERIES JJ US BANK
              NA LOC@@                                                                               1.40   11/01/31       6,775,000
   7,250,000  CALIFORNIA STATEWIDE CDA MFHR MORE THAN SHELTER PROJECT SERIES A COLLATERALIZED
              BY FNMA@@                                                                              1.40   01/15/31       7,250,000
   8,640,000  CALIFORNIA STATEWIDE CDA MFHR OLYMPUS PARK APARTMENTS PROJECT SERIES Y@@               1.45   10/15/30       8,640,000
   3,515,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES 151 AMBAC INSURED COLLATERALIZED
              BY CA MORTGAGE INSURANCE@@                                                             1.43   08/01/11       3,515,000
  16,000,000  CALIFORNIA STATEWIDE CDA TRIAD HEALTHCARE COLLATERALIZED BY CA MORTGAGE
              INSURANCE PREREFUNDED 8/1/02 @ 102                                                     6.50   08/01/02      16,445,166

PRINCIPAL     SECURITY NAME                                                                INTEREST RATE MATURITY DATE   VALUE


CALIFORNIA (continued)

 $16,420,000 CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY FNMA@@           1.45%    10/15/26     $  16,420,000
   2,400,000 CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED BY FNMA
             REMARKETED 9/29/94@@                                                               1.55     07/15/19         2,400,000
   1,930,000 CAMBRIAN CA TRAN SCHOOL DISTRICT EDUCATION FACILITIES REVENUE                      3.00     08/30/02         1,934,438
  42,300,000 CENTAL VALLEY CA TRAN CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY
             EDUCATIONAL FACILITIES REVENUE                                                     2.25     12/27/02        42,410,650
   1,500,000 COACHELLA VALLEY CA WATER DISTRICT IMPROVEMENT COP STORM WATER DISTRICT #71
             FLOOD CONTROL PROJECT PREREFUNDED 10/1/02 @ 102                                    6.75     10/01/02         1,568,862
   5,100,000 COLTON CA RDA COP LAS PALOMAS ASSOCIATION PROJECT BANK OF AMERICA NA LOC@@         1.45     11/01/15         5,100,000
  15,000,000 CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE SERIES A@@                            1.43     12/01/10        15,000,000
   6,800,000 CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
             COLLATERALIZED BY FNMA@@                                                           1.35     10/15/29         6,800,000
     745,000 CONTRA COSTA COUNTY CA MFHR EL CERRITO ROYALE PROJECT SERIES A BANK OF
             AMERICA NT & SA LOC@@                                                              1.50     12/01/17           745,000
   7,400,000 CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I
             COLLATERALIZED BY FNMA@@                                                           1.45     07/15/32         7,400,000
   4,325,000 DELTA COUNTY CA HOME MORTGAGE FINANCE AUTHORITY SFMR MBIA INSURED
             COLLATERALIZED BY GNMA/FNMA@@                                                      2.85     06/01/19         4,325,000
   4,950,000 EAGLE TRUST CA+                                                                    1.43     09/01/03         4,950,000
   2,390,000 EAGLE TRUST CA+                                                                    1.43     02/01/06         2,390,000
   2,900,000 EAGLE TRUST CA+                                                                    1.43     08/01/16         2,900,000
   9,000,000 EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED 6/1/02 @ 102                     6.00     06/01/02         9,245,734
   5,300,000 EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE COP SERIES B
             FGIC INSURED@@                                                                     1.60     07/01/20         5,300,000
   4,400,000 ESCONDIDO CA CDA COP BANK OF AMERICA NT & SA LOC@@                                 1.50     10/01/16         4,400,000
   3,000,000 FONTANA CA USD GO TRAN                                                             3.25     07/05/02         3,004,635
   4,720,000 FOSTER CITY CA PFA IDR FOSTER CITY COMMUNITY DEVELOPMENT PROJECT SERIES A
             PREREFUNDED 9/1/02 @ 102                                                           6.00     09/01/02         4,918,484
     700,000 FOWLER CA IDA IDR BEE SWEET CITRUS INCORPORATED BANK OF AMERICA
             NT & SA LOC@@                                                                      1.55     12/01/05           700,000
   9,000,000 FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TRAN                 3.50     07/02/02         9,018,561
  10,000,000 FRESNO CA GO TRAN                                                                  3.25     06/28/02        10,014,553
   8,500,000 FRESNO CA USD GO TRAN                                                              3.00     10/02/02         8,537,768
   6,800,000 FULLERTON CA IDR SUNCLIPSE INCORPORATED PROJECT SERIES A BANK OF AMERICA
             NA LOC@@                                                                           1.25     07/01/15         6,800,000
   5,000,000 GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A COLLATERALIZED
             BY FNMA@@                                                                          1.60     12/15/29         5,000,000
  15,000,000 GOLDEN GATE BRIDGE & HIGHWAY TRANSPORTATION AUTHORITY COP                          1.20     05/16/02        15,000,000
   4,000,000 HAYWARD CA MFHR SERIES A@@                                                         1.60     08/01/14         4,000,000
   6,450,000 HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
             NA LOC@@                                                                           1.40     08/01/32         6,450,000
   3,305,000 HUNTINGTON BEACH CA MFHR SEABRIDGE VILLAS SERIES A BANK OF AMERICA
             NT & SA LOC@@                                                                      4.00     02/01/10         3,305,000
  10,005,000 IBM TAX EXEMPT GRANTOR TRUST@@                                                     1.73     11/01/05        10,005,000
  31,010,000 IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE REVENUE CAPITAL
             IMPROVEMENT PROJECT BAYERISCHE VEREINSBANK LOC@@                                   1.35     11/01/10        31,010,000
  20,280,000 IRVINE RANCH CA WATER DISTRICT WATER REVENUE DISTRICTS 105 140 240 & 250
             COMMERZBANK AG LOC@@                                                               1.40     01/01/21        20,280,000


PRINCIPAL     SECURITY NAME                                                               INTEREST RATE  MATURITY DATE  VALUE
CALIFORNIA (continued)

  $  100,000  LANCASTER CA RDA MFHR WESTWOOD PARK APARTMENTS SERIES K BANK OF
              AMERICA NT & SA LOC@@                                                           1.45%      12/01/07       $   100,000
   4,750,000  LIVERMORE VALLEY CA USD GO                                                      3.00       10/24/02         4,771,768
   9,910,000  LONG BEACH CA USD COP CAPITAL IMPROVEMENTS REFINANCING PROJECT
              AMBAC INSURED@@                                                                 1.45       06/01/24         9,910,000
   1,800,000  LOS ANGELES CA COMMUNITY RDA MFHR GRAND PROMENADE PROJECT BANK OF
              AMERICA NT & SA LOC@@                                                           1.45       12/01/10         1,800,000
   7,140,000  LOS ANGELES CA COMMUNITY RDA MFHR ROWAN LOFTS PROJECT SERIES A
              COLLATERALIZED BY FNMA@@                                                        1.45       12/01/34         7,140,000
   4,300,000  LOS ANGELES CA COMMUNITY RDA MFHR SECURITY BUILDING PROJECT SERIES A+           2.00       12/15/34         4,300,000
  16,070,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
              SERIES 162@@                                                                    1.45       08/15/04        16,070,000
  13,725,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
              SERIES 88 MBIA INSURED@@                                                        1.47       08/15/18        13,725,000
   7,500,000  LOS ANGELES CA DW&P UTILITIES REVENUE@@                                         1.45       07/01/21         7,500,000
   9,495,000  LOS ANGELES CA DW&P UTILITIES REVENUE SERIES 144 FSA INSURED@@                  1.48       06/15/29         9,495,000
  10,595,000  LOS ANGELES CA DW&P UTILITIES REVENUE SERIES 184@@                              1.45       07/01/22        10,595,000
  30,800,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B1@@                            1.40       07/01/34        30,800,000
     500,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B3@@                            1.45       07/01/34           500,000
  56,000,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B5@@                            1.35       07/01/34        56,000,000
   6,200,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B6@@                            1.45       07/01/34         6,200,000
  46,200,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B7@@                            1.35       07/01/34        46,200,000
   4,600,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B8@@                            1.35       07/01/34         4,600,000
   9,300,000  LOS ANGELES CA DW&P WATERWORKS REVENUE DEXIA INSURED@@                          1.35       07/01/35         9,300,000
   5,500,000  LOS ANGELES CA GO@@                                                             1.41       09/01/15         5,500,000
   2,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION CLASS F SERIES 7
              MBIA INSURED@@                                                                  1.43       11/01/26         2,995,000
   8,390,000  LOS ANGELES CA HFA MFHR ROWLAND HEIGHTS APARTMENTS SERIES A
              WASHINGTON MUTUAL BANK LOC@@                                                    1.60       08/01/30         8,390,000
   9,300,000  LOS ANGELES CA HFA MFHR SIERRA PROJECT SERIES A REMARKETED 10/26/00
              COLLATERALIZED BY FHLMC@@                                                       1.45       09/01/30         9,300,000
     460,000  LOS ANGELES CA MFHR COLLATERALIZED BY FNMA@@                                    1.46       12/01/03           460,000
   4,400,000  LOS ANGELES CA MFHR LA BREA APARTMENTS PROJECT SERIES G CITIBANK NA LOC@@       1.40       12/01/30         4,400,000
     100,000  LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB LOC@@                 1.45       08/01/26           100,000
   5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
              NT & SA LOC@@                                                                   1.65       07/01/15         5,300,000
   4,000,000  LOS ANGELES CA USD GO FGIC INSURED@@                                            1.43       07/01/15         4,000,000
   5,995,000  LOS ANGELES CA USD GO FGIC INSURED@@                                            1.43       07/01/18         5,995,000
   5,445,000  LOS ANGELES CA USD GO FGIC INSURED@@                                            1.41       07/01/21         5,445,000
   5,000,000  LOS ANGELES CA USD GO SERIES 1179 MBIA INSURED@@                                1.41       07/01/19         5,000,000
  20,755,000  LOS ANGELES CA USD GO SERIES II R 35 FGIC INSURED@@                             1.43       07/01/21        20,755,000
   4,000,000  LOS ANGELES CA WASTEWATER SYSTEM REVENUE                                        1.60       07/25/02         4,000,000
  15,000,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES A FGIC INSURED+           1.88       12/01/31        15,000,000
   8,600,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES B FGIC INSURED+           1.88       12/01/31         8,600,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182@@                               1.45       07/01/22         5,995,000
   5,530,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY GO@@                1.41       07/01/17         5,530,000
  18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY TRANSPORTATION
              REVENUE FSA INSURED@@                                                           1.43       07/01/16        18,670,000


PRINCIPAL     SECURITY NAME                                                               INTEREST RATE  MATURITY DATE  VALUE

CALIFORNIA (continued)

 $20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY TRANSPORTATION
              REVENUE FSA INSURED@@                                                          1.43%       07/01/21     $ 20,200,000
   5,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY TRANSPORTATION
              REVENUE FSA INSURED@@                                                          1.43        07/01/25        5,000,000
   8,490,000  LOS ANGELES COUNTY CA PENSION GO SERIES B AMBAC INSURED@@                      1.25        06/30/07        8,490,000
   9,200,000  LOS ANGELES COUNTY CA PENSION GO SERIES C AMBAC INSURED@@                      1.25        06/30/07        9,200,000
   2,000,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REVENUE
              SERIES SG 12@@                                                                 1.50        10/01/19        2,000,000
  13,000,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT EDUCATION FACILITIES REVENUE            3.00        10/24/02       13,061,409
   9,995,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES 154 BANK OF
              NEW YORK LOC MBIA/IBC INSURED@@                                                1.80        07/01/27        9,995,000
  12,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B@@          1.40        07/01/27       12,799,439
   1,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B3@@         1.35        07/01/35        1,800,000
  15,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C BANK OF
              AMERICA NT & SA LOC@@                                                          1.40        07/01/28       15,800,000
  44,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C2@@         1.35        07/01/36       44,600,000
  21,990,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K@@          1.47        08/05/22       21,990,000
   8,055,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES SG128
              MBIA INSURED@@                                                                 1.47        07/01/30        8,055,000
  20,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE PROJECT SERIES A COLLATERALIZED
              BY FNMA@@                                                                      1.45        08/15/33       20,000,000
   2,000,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY COP                         1.10        04/11/02        2,000,000
  11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG66
              MBIA INSURED@@                                                                 1.47        10/01/15       11,100,000
   3,800,000  MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT COLLATERALIZED BY FNMA@@           1.55        09/15/24        3,800,000
   5,000,000  MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A WASHINGTON
              MUTUAL BANK LOC@@                                                              1.70        12/01/15        5,000,000
   3,000,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED@@                        1.43        09/01/29        3,000,000
   2,900,000  MONTEBELLO CA IDA IDR SUNCLIPSE PROJECT BANK OF AMERICA NT & SA LOC@@          1.25        04/01/15        2,900,000
   1,600,000  MONTEREY COUNTY CA FINANCE AUTHORITY REVENUE RECLAMATION & DISTRICT PROJECTS
              CREDIT LOCAL DE FRANCE LOC@@                                                   1.60        09/01/36        1,600,000
   1,965,000  MORENO VALLEY CA USD SERIES F FSA INSURED PREREFUNDED 9/1/02 @ 102             6.70        09/01/02        2,043,789
   9,890,000  MORGAN HILL CA USD GO SERIES SG145 FGIC INSURED@@                              1.41        08/01/25        9,890,000
  23,800,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT SERIES F
              MBIA INSURED@@                                                                 1.40        07/01/22       23,800,000
   4,170,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT SERIES II R 134
              MBIA INSURED@@                                                                 1.43        07/01/13        4,170,000
  17,500,000  NEWMAN CAPITAL TRUST@@                                                         1.68        04/07/31       17,500,000
  43,487,832  NEWMAN CAPITAL TRUST@@                                                         1.68        04/01/32       43,487,832
   2,100,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL
              PRESBYTERIAN PROJECT@@                                                         1.43        10/01/22        2,100,000
  13,000,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A@@         1.45        10/01/26       13,000,000
  13,300,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES B@@         1.45        10/01/26       13,300,000
   1,100,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C@@         1.45        10/01/26        1,100,000
   7,200,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE SERIES A2
              FSA INSURED@@                                                                  1.40        08/01/21        7,199,772
   1,690,000  ONTARIO CA RDA REVENUE PROJECT NO 1 CENTER CITY & CIMARRON MBIA INSURED        3.00        08/01/02        1,698,743
  12,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A COLLATERALIZED
              BY FHLMC@@                                                                     1.40        12/01/06       12,100,000


PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE   VALUE
CALIFORNIA (continued)
 $11,800,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENTS SERIES C
              COLLATERALIZED BY FHLMC@@                                                      1.35%     12/01/29      $ 11,800,000
   7,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE HARBOR POINTE SERIES D
              COLLATERALIZED BY FHLMC@@                                                      1.40      12/01/22         7,449,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
              COLLATERALIZED BY FNMA@@                                                       1.35      11/15/28         4,000,000
   2,000,000  ORANGE COUNTY CA GO MUNICIPAL WATER DISTRICT                                   1.05      05/02/02         2,000,000
  14,935,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES B@@            1.35      08/01/30        14,935,000
  26,800,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED@@                      1.60      08/01/13        26,800,000
   3,000,000  ORANGE COUNTY CA WATER REVENUE                                                 1.35      05/02/02         3,000,000
   5,000,000  PACIFIC HFA CA HOUSING REVENUE SERIES A SOCIETE GENERALE COLLATERALIZED
              BY FHLMC@@                                                                     1.45      02/01/07         5,000,000
   8,720,000  PALO ALTO CA USD SERIES II R 93@@                                              1.43      08/01/16         8,720,000
   2,500,000  PLACER COUNTY CA OFFICE OF EDUCATION TRAN EDUCATION FACILITIES GO              2.63      11/25/02         2,509,975
   2,000,000  PLEASANTON CA MFHR VALLEY PLAZA COLLATERALIZED BY FNMA@@                       1.50      07/15/18         2,000,000
   7,000,000  PORT OF OAKLAND CA GO                                                          1.70      05/23/02         7,000,000
   4,995,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED@@                       1.46      11/01/17         4,995,000
  18,290,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES 5 FGIC INSURED@@              1.43      11/01/12        18,290,000
   2,095,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED@@              1.48      11/01/21         2,095,000
   7,400,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY HEALTH CARE REVENUE
              EISENHOWER MEDICAL CENTER SERIES B ALLIED IRISH BANK PLC LOC@@                 1.43      01/01/26         7,400,000
   2,000,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE
              AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC@@                1.45      07/01/30         2,000,000
   2,245,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE
              MBIA INSURED@@                                                                 1.43      06/01/16         2,245,000
   5,000,000  RIVERSIDE COUNTY CA IDA BANK OF AMERICA NA LOC@@                               1.60      06/01/26         5,000,000
   3,300,000  RIVERSIDE COUNTY CA IDA IDR UNIVERSAL FOREST PRODUCTS PROJECT BANK ONE
              MICHIGAN LOC@@                                                                 1.55      08/01/29         3,300,000
   7,500,000  RIVERSIDE COUNTY CA PFA LEASE REVENUE SERIES A ESCROWED TO MATURITY            5.00      04/01/02         7,500,000
   5,000,000  RIVERSIDE COUNTY CA TEETER                                                     1.05      04/04/02         5,000,000
   5,000,000  ROCKLIN CA UNION SCHOOL DISTRICT TRAN EDUCATION FACILITIES REVENUE             2.63      11/25/02         5,019,949
   4,200,000  ROSEVILLE CA CITY SCHOOL DISTRICT TRAN EDUCATION FACILITIES REVENUE            2.63      11/25/02         4,216,757
   5,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT TRAN                             2.63      11/25/02         5,019,949
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENTS SERIES I
              COLLATERALIZED BY FNMA@@                                                       1.45      05/15/34         7,000,000
   6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT SERIES C
              COLLATERALIZED BY FNMA@@                                                       1.45      05/15/29         6,300,000
   6,000,000  SACRAMENTO COUNTY CA HFA MFHR NORMANDY PARK APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA@@                                                       1.45      02/15/33         6,000,000
   5,000,000  SACRAMENTO COUNTY CA HFA MFHR STONE CREEK APARTMENTS PROJECT COLLATERALIZED
              BY FNMA@@                                                                      1.35      11/15/27         5,000,000
  14,600,000  SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TRAN                               3.50      09/20/02        14,668,456
  15,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REVENUE UTILITY
              REVENUE SERIES A CREDIT AGRICOLE INDOSEZ LOC@@                                 1.60      12/01/30        15,000,000
   6,200,000  SACRAMENTO COUNTY CA SUNCREEK SACRAMENTO APARTMENTS MFHR SERIES A@@            1.35      04/15/26         6,200,000
   4,000,000  SACRAMENTO COUNTY CA TRUSTS GO SERIES L16@@                                    1.55      08/01/02         4,000,000
   5,000,000  SALINAS CA MFHR BRENTWOOD GARDEN SERIES A COLLATERALIZED BY FNMA@@             1.35      05/15/27         5,000,000
  10,200,000  SAN BERNARDINO COUNTY CA COP MBIA INSURED PREREFUNDED 8/1/05 @ 102@@           1.47      08/01/28        10,200,000


PRINCIPAL     SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
CALIFORNIA (continued)
 $25,000,000  SAN BERNARDINO COUNTY CA GO TRAN                                               3.75%         07/02/02   $ 25,068,118
  57,400,000  SAN BERNARDINO COUNTY CA GO TRAN                                               3.50          07/02/02     57,520,555
   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY  APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA@@                                                       1.40          05/15/29      6,115,000
   5,700,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
              COLLATERALIZED BY FNMA@@                                                       1.40          05/15/29      5,700,000
   1,655,000  SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE@@          1.48          03/01/10      1,655,000
   3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B@@                                 1.45          06/01/06      3,395,000
  16,000,000  SAN DIEGO CA GO TRAN                                                           3.25          08/01/02     16,032,914
   5,200,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A COLLATERALIZED
              BY FNMA@@                                                                      1.45          01/15/33      5,200,000
  32,000,000  SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC@@                                    1.48          03/01/32     32,000,000
  11,330,000  SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC@@                                    1.48          09/01/04     11,330,000
  10,200,000  SAN DIEGO CA MFHR COLLATERALIZED BY FNMA@@                                     1.45          08/01/14     10,200,000
   3,500,000  SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS PROJECT BANK OF AMERICA
              NT & SA LOC@@                                                                  1.55          10/01/15      3,500,000
  19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES SG@@   1.41          05/15/29     19,130,000
  10,600,000  SAN DIEGO CA USD@@                                                             1.41          07/01/22     10,600,000
   3,150,000  SAN DIEGO COUNTY CA COP INTERIM JUSTICE FACILITIES@@                           1.35          08/01/07      3,150,000
  70,000,000  SAN DIEGO COUNTY CA GO TRAN                                                    3.50          06/28/02     70,139,627
   6,900,000  SAN DIEGO COUNTY CA MFHR NATIONWIDE PROJECT SERIES C@@                         1.50          04/15/05      6,900,000
   5,000,000  SAN DIEGO COUNTY CA WATER REVENUE                                              1.30          04/01/02      5,000,000
   1,250,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORTATION DISTRICT SALES TAX REVENUE@@    1.41          07/01/26      1,250,000
   3,700,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
              CENTER EXPANSION PROJECT SERIES 1 AMBAC INSURED@@                              1.35          04/01/30      3,700,000
  19,200,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE MOSCONE
              CENTER EXPANSION PROJECT SERIES 2 AMBAC INSURED@@                              1.40          04/01/30     19,199,404
  15,000,000  SAN FRANCISCO CA CITY & COUNTY RDA MFHR FILLMORE CENTER PROJECT SERIES A1
              CREDIT SUISSE FIRST BOSTON LOC@@                                               1.49          12/01/17     15,000,000
  14,900,000  SAN FRANCISCO CA CITY & COUNTY RDA MFHR ORLANDO CEPEDA PLACE PROJECT
              SERIES D CITIBANK NA LOC@@                                                     1.50          11/01/33     14,900,000
   4,975,000  SAN FRANCISCO CA CITY & COUNTY SERIES C6@@                                     1.43          06/15/07      4,975,000
   2,805,000  SAN JACINTO CA USD COP SCHOOL FACILITIES BOARDING FUNDING PROGRAM
              FSA INSURED@@                                                                  1.70          09/01/14      2,805,000
   3,400,000  SAN JOAQUIN HILLS CA PREREFUNDED 1/1/03 @ 102                                  6.75          01/01/03      3,603,935
   2,700,000  SAN JOSE CA FINANCE AUTHORITY LEASE REVENUE MORGAN GUARANTY TRUST LOC@@        1.35          04/01/30      2,700,000
  13,400,000  SAN JOSE CA MFHR@@                                                             1.68          04/01/44     13,400,000
   9,950,000  SAN JOSE CA MFHR@@                                                             1.68          05/01/30      9,950,000
   1,500,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA@@                                                       1.42          03/01/32      1,500,000
   2,000,000  SAN JOSE CA RDA TAX ALLOCATION REVENUE SERIES 158@@                            1.45          02/01/05      2,000,000
  17,000,000  SAN JUAN CA USD GO TRAN SERIES 2                                               2.50          10/24/02     17,032,812
   2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
              NATIONAL LOC@@                                                                 1.45          10/01/07      2,200,000
  13,095,000  SANTA CLARA CA ELECTRIC REVENUE SERIES B AMBAC INSURED SUBJECT TO CROSSOVER
              REFUNDING@@                                                                    1.60          07/01/10     13,095,000
   5,900,000  SANTA CLARA COUNTY CA HFA MFHR BENTON PARK CENTER APARTMENTS SERIES A
              COLLATERALIZED BY FNMA@@                                                       1.35          12/15/25      5,900,000


PRINCIPAL     SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
CALIFORNIA (continued)
$ 3,770,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE
              SERIES A                                                                       5.50%         06/01/02    $ 3,787,282
   6,900,000  SIMI VALLEY CA MFHR@@                                                          1.50          03/01/21      6,900,000
   5,150,000  SIMI VALLEY CA MFHR SERIES A BANK OF AMERICA NT & SA LOC COLLATERALIZED
              BY FHLMC@@                                                                     1.35          07/01/23      5,150,000
   4,500,000  SONOMA COUNTY CA GO TRAN                                                       3.00          11/19/02      4,530,600
  39,595,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX REVENUE SERIES 146 FGIC INSURED@@       1.35          08/15/15     39,594,660
  10,700,000  SOUTH PLACER CA WASTEWATER AUTHORITY UTILITY REVENUE SERIES B FGIC INSURED@@   1.35          11/01/35     10,700,000
  14,140,000  SOUTHERN CALIFORNIA HFA SFMR@@                                                 1.68          11/01/02     14,140,000
  22,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE PALO VERDE PROJECT
              SERIES C AMBAC INSURED@@                                                       1.25          07/01/17     22,000,000
   2,650,000  SOUTHERN CALIFORNIA RAPID TRANSPORTATION DISTRICT TRANSPORTATION REVENUE
              SPECIAL BENEFIT ASSESSMENT DISTRICT PROJECT SERIES A1 AMBAC INSURED
              PREREFUNDED 9/1/02 @ 102                                                       6.00          09/01/02      2,753,103
  21,185,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
              GENERALE LOC@@                                                                 1.45          01/01/31     21,185,000
   3,200,000  UNION CITY CA MFHR SERIES A COLLATERALIZED BY FNMA@@                           1.40          07/15/29      3,200,000
   5,995,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 478 MBIA INSURED@@           1.43          09/01/22      5,995,000
   3,000,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA INSURED@@           1.43          09/01/22      3,000,000
   4,790,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES SG24@@                       1.41          09/01/14      4,790,000
   4,500,000  VAL VERDE CA USD TRAN                                                          2.75          11/28/02      4,526,247
   2,000,000  VALLEJO CA HFA MFHR COLLATERALIZED BY FNMA@@                                   1.50          05/15/22      2,000,000
   7,300,000  VALLEJO CA HFA MFHR DRESNER BANK AG LOC@@                                      1.45          01/01/08      7,300,000
  24,900,000  WEST BASIN CA WATER & SEWER REVENUE COP PHASE II RECYCLED WATER PROJECT
              SERIES B BAYERISCHE HYPO LOC@@                                                 1.30          08/01/27     24,900,000
   4,000,000  WESTERN PLACER CA USD TRAN EDUCATION FACILITIES REVENUE                        2.63          11/25/02      4,015,958

                                                                                                                     2,514,243,695
                                                                                                                    --------------
OTHER - 4.49%
  13,176,000  ABN AMRO MUNITOPS 1998 25 MUNITOPS CERTIFICATES FGIC INSURED@@                 1.45          07/05/06     13,176,000
  17,995,000  ABN AMRO MUNITOPS COP 1998 20 MUNITOPS CERTIFICATES AMBAC INSURED@@            1.45          07/05/06     17,995,000
  17,000,000  ABN AMRO MUNITOPS COP FGIC INSURED@@                                           1.48          05/07/08     17,000,000
   4,600,000  ABN AMRO MUNITOPS COP SERIES 1997 MBIA INSURED@@                               1.45          07/04/07      4,600,000
  44,000,000  CHARTER MAC GO BAYERISCHE LANDESBANK LOC MBIA INSURED@@                        1.50          09/01/40     44,000,000
  25,000,000  CHARTER MAC GO MBIA INSURED@@                                                  1.50          08/01/36     25,000,000

                                                                                                                       121,771,000
                                                                                                                    --------------

PUERTO RICO - 3.13%
   3,200,000  CHILDRENS TRUST FUND PR PUTTERS PROJECT SERIES 149 MORGAN GUARANTY TRUST LOC@@ 1.43          07/01/08      3,200,000
   1,330,000  PUERTO RICO COMMONWEALTH GO SERIES 365 MBIA/IBC INSURED@@                      1.43          07/01/29      1,330,000
  10,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY EAGLE TRUST
              SERIES 2002 5102 FSA INSURED@@                                                 1.43          07/01/27     10,000,000
   2,390,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
              REVENUE MBIA/IBC INSURED@@                                                     1.41          07/01/26      2,390,000
   6,090,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY
              REVENUE MBIA/IBC INSURED@@                                                     2.65          07/09/09      6,090,000
   5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
              SERIES 2 MBIA INSURED@@                                                        1.43          07/01/38      5,000,000
   1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE
              SERIES 472 FSA INSURED@@                                                       1.41          07/01/18      1,000,000


PRINCIPAL     SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
PUERTO RICO (continued)
 $ 2,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY AMBAC INSURED@@    1.41%         07/01/28    $ 2,000,000
  10,825,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA IDR
              SERIES 139 AMBAC INSURED@@                                                     1.80          07/01/28     10,825,000
   1,315,000  PUERTO RICO COMMONWEALTH PUBLIC FINANCE CORPORATION APPROPRIATION@@            1.41          06/01/19      1,315,000
   4,335,000  PUERTO RICO COMMONWEALTH SERIES 477 MBIA INSURED@@                             1.43          07/01/23      4,335,000
   2,100,000  PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES S STARS &
              STRIPES PROJECT FSA INSURED                                                    5.55          07/01/02      2,114,613
   7,200,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY EAGLE TRUST SERIES 2001 5101@@  1.43          10/01/34      7,200,000
   9,915,000  PUERTO RICO MUNICIPAL FINANCE AGENCY@@                                         1.41          08/01/19      9,915,000
   5,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES R 17 FSA INSURED@@                 1.43          08/01/12      5,000,000
   2,000,000  PUERTO RICO PFA@@                                                              1.41          06/01/16      2,000,000
   1,195,000  PUERTO RICO PFA REVENUE SERIES 111 AMBAC INSURED@@                             1.43          06/01/26      1,195,000
   3,820,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GUARANTEED REVENUE@@                    1.41          07/01/27      3,820,000
   6,135,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416 FSA LOC@@            1.43          07/01/21      6,135,000

                                                                                                                        84,864,613
                                                                                                                    --------------

Total Municipal Securities (Cost $2,720,879,308)                                                                     2,720,879,308
                                                                                                                    --------------


TOTAL INVESTMENTS IN SECURITIES
(COST $2,720,879,308)*                         100.34%                                                              $2,720,879,308
OTHER ASSETS AND LIABILITIES, NET               (0.34)                                                                  (9,294,227)
                                               ------                                                               --------------
Total Net Assets                               100.00%                                                              $2,711,585,081
                                               ======                                                               ==============

      +  VARIABLE RATE SECURITIES.
     @@ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
      * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
CERTIFICATES OF DEPOSIT - 15.55%
$100,000,000  ABBEY NATIONAL TREASURY SERVICES                                          2.54%         12/20/02   $   100,000,000
 226,000,000  BANK AUSTRIA                                                              1.87          05/15/02       226,001,377
 200,000,000  BANQUE NATIONAL DE PARIS                                                  2.31          04/15/02       200,000,000
 225,000,000  COMMERZBANK AG NEW YORK BRANCH                                            2.31          04/12/02       225,000,680
 175,000,000  COMMERZBANK AG NEW YORK BRANCH                                            2.52          10/15/02       175,004,669
 125,000,000  COMMERZBANK AG NEW YORK BRANCH#                                           1.84          10/29/02       124,996,419
 100,000,000  DEN DANSKE BANK#                                                          1.79          010/2/02        99,979,800
 200,000,000  DEUTSCHE ZENTRAL                                                          1.87          05/15/02       200,001,218
 125,000,000  DEUTSCHE ZENTRAL                                                          1.87          07/31/02       125,002,079
  60,000,000  LANDESBANK HESSEN-THEURINGEN                                              2.54          12/20/02        60,000,000
 200,000,000  NATEXIS BANQUE POPULAIRES                                                 1.75          04/09/02       200,000,000
  50,000,000  NORDDEUTSCHE LANDESBANK GIRENTRECHE NEW YORK BRANCH                       2.09          05/01/02        50,000,000
 125,000,000  SOUTHTRUST BANK NA                                                        4.00          08/19/02       125,000,000
  60,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                                     3.86          05/13/02        60,000,677
 100,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                                     3.86          05/17/02       100,001,235
 200,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                                     3.86          05/20/02       200,002,630
 100,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                                     3.54          09/10/02       100,480,735
  75,000,000  SVENSKA HANDLESBANKEN NEW YORK BRANCH                                     3.61          08/29/02        75,487,278
 150,000,000  SWEDBANK NEW YORK BRANCH                                                  2.99          04/17/03       149,984,626
  50,000,000  TORONTO DOMINION BANK NEW YORK BRANCH                                     2.98          04/17/03        49,989,751
  50,000,000  UNION BANK OF SWITZERLAND STAMFORD CT BRANCH                              2.36          12/17/02        49,942,013
  35,000,000  UNION BANK OF SWITZERLAND STAMFORD CT BRANCH                              2.50          12/18/02        34,995,062
 195,000,000  WEST DEUTSCHE LANDESBANK                                                  2.17          09/11/02       195,000,000

Total Certificates of Deposit (Cost $2,926,870,249)                                                                2,926,870,249
                                                                                                                 ---------------

COMMERCIAL PAPER - 39.04%
 143,759,000  AMSTEL FUNDING CORPORATION                                                1.80^         04/08/02       143,708,684
 250,000,000  AMSTEL FUNDING CORPORATION                                                1.84^         04/12/02       249,859,445
  75,000,000  AMSTEL FUNDING CORPORATION                                                1.84^         05/14/02        74,835,167
 100,000,000  AMSTEL FUNDING CORPORATION                                                1.73^         07/15/02        99,501,250
 187,923,000  AMSTEL FUNDING CORPORATION                                                1.97^         08/13/02       186,558,993
 200,000,000  AQUINAS FUNDING LLC                                                       1.94^         06/10/02       199,249,445
 200,000,000  ASPEN FUNDING CORPORATION                                                 2.29^         04/16/02       199,811,667
 170,000,000  ASSET SECURITIZATION COOPERATIVE                                          1.79^         06/19/02       169,332,231
 243,000,000  ATLANTIS ONE FUNDING CORPORATION                                          2.13^         04/24/02       242,672,423
 150,883,000  ATLANTIS ONE FUNDING CORPORATION                                          1.83^         06/12/02       150,333,786
  50,000,000  BANCO SANTANDER BRASIL SA BARCLAYS BANK LOC                               2.28^         04/19/02        49,943,750
 141,000,000  BAYERISCHE HYPOTHEKEN                                                     1.86^         06/03/02       140,545,980
 100,000,000  BILLS SECURITIZATION LIMITED                                              2.31^         04/12/02        99,930,333
  50,000,000  COMISION FEDERAL DE ELECTRICIDAD                                          1.86^         05/30/02        49,848,403
 202,431,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC                                     2.30^         04/12/02       202,290,592
  84,572,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC                                     1.78^         04/18/02        84,501,312
  70,557,000  CROWN POINT CAPITAL COMPANY LLC                                           1.86^         05/07/02        70,426,470
 282,940,000  CROWN POINT CAPITAL COMPANY LLC                                           1.85^         05/08/02       282,404,929
  51,359,000  CSN OVERSEAS HONG KONG SHANGHAI BANKING CORPORATION LOC                   2.31^         04/17/02        51,306,956
  63,261,000  CSN OVERSEAS HONG KONG SHANGHAI BANKING CORPORATION LOC                   2.31^         04/22/02        63,176,863
 270,000,000  DEXIA BANK DELAWARE LLC                                                   1.71^         04/08/02       269,910,751


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$ 20,800,000  DEXIA BANK DELAWARE LLC                                                   1.87%^        06/04/02   $    20,731,592
 125,000,000  EDISON ASSET SECURITIZATION LLC                                           1.84^         05/22/02       124,675,938
  30,000,000  GOVCO INCORPORATED                                                        1.82^         05/10/02        29,941,175
  25,000,000  GOVCO INCORPORATED                                                        1.83^         05/17/02        24,941,862
 120,000,000  GOVCO INCORPORATED                                                        1.83^         05/20/02       119,702,734
 138,389,000  HALOGEN CAPITAL COMPANY LLC                                               1.82^         05/10/02       138,117,642
  50,185,000  IVORY FUNDING CORPORATION                                                 1.82^         04/03/02        50,179,926
  14,975,000  IVORY FUNDING CORPORATION                                                 1.89^         04/10/02        14,967,962
  50,000,000  IVORY FUNDING CORPORATION                                                 1.93^         06/12/02        49,808,000
 125,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                     3.89^         04/01/02       125,000,000
 200,000,000  LEXINGTON PARKER CAPITAL CORPORATION LLC                                  1.86^         05/15/02       199,545,333
  60,837,000  LEXINGTON PARKER CAPITAL CORPORATION LLC                                  2.02^         08/28/02        60,333,405
 121,137,000  LEXINGTON PARKER CAPITAL CORPORATION LLC                                  2.23^         09/06/02       119,962,039
  75,000,000  LIQUID FUNDING LIMITED                                                    1.79^         04/09/02        74,970,333
  50,000,000  LIQUID FUNDING LIMITED                                                    1.83^         04/16/02        49,962,083
  50,000,000  LIQUID FUNDING LIMITED                                                    1.85^         05/03/02        49,918,222
 167,500,000  LLOYDS TSB BANK PLC                                                       1.71^         04/08/02       167,444,632
 200,000,000  MOAT FUNDING LLC                                                          1.83^         05/29/02       199,413,556
 150,000,000  MORIARITY LLC                                                             1.72^         04/10/02       149,935,875
 100,000,000  MORIARITY LLC                                                             1.72^         04/11/02        99,952,500
  30,508,000  NEPTUNE FUNDING CORPORATION                                               1.86^         04/05/02        30,501,729
 161,151,000  NEPTUNE FUNDING CORPORATION                                               1.91^         05/10/02       160,819,298
  60,518,000  NEPTUNE FUNDING CORPORATION                                               1.96^         06/11/02        60,285,258
  73,000,000  NEPTUNE FUNDING CORPORATION                                               1.89^         06/12/02        72,725,520
 155,000,000  NEPTUNE FUNDING CORPORATION                                               1.98^         06/24/02       154,287,517
 151,697,000  NEPTUNE FUNDING CORPORATION                                               2.00^         06/27/02       150,963,798
  44,985,000  NESS LLC                                                                  2.33^         04/01/02        44,985,000
  10,000,000  NORTHERN ROCK PLC                                                         1.88^         06/05/02         9,966,236
  93,000,000  SIGMA FINANCE INCORPORATED                                                1.92^         08/01/02        92,394,880
  50,000,000  SIGMA FINANCE INCORPORATED                                                1.94^         08/05/02        49,664,001
 296,000,000  SOCIETE GENERALE NORTH AMERICA                                            1.93^         05/06/02       295,447,467
 100,000,000  SPINTAB/SWEDE MORTGAGE AB                                                 1.88^         05/13/02        99,781,834
  50,000,000  STADSHYPOTEK                                                              1.94^         08/05/02        49,664,001
 111,000,000  SURREY FUNDING CORPORATION                                                1.77^         04/08/02       110,962,013
  30,000,000  SURREY FUNDING CORPORATION                                                1.82^         05/13/02        29,936,650
 155,000,000  SURREY FUNDING CORPORATION                                                1.83^         05/20/02       154,616,031
 150,000,000  SWEDBANK                                                                  1.73^         04/10/02       149,935,500
  28,387,000  THAMES ASSET GLOBAL SECURITIZATION                                        1.89^         06/17/02        28,272,853
 300,000,000  WEST DEUTSCHE LANDESBANK                                                  2.16^         11/14/02       295,989,670
  30,138,000  WHITE PINE FINANCE LLC                                                    1.84^         04/15/02        30,116,435
  25,167,000  WHITE PINE FINANCE LLC                                                    1.85^         04/29/02        25,130,983
  60,044,000  WHITE PINE FINANCE LLC                                                    1.85^         05/20/02        59,892,806
  20,212,000  WHITE PINE FINANCE LLC                                                    1.88^         06/11/02        20,137,457
  25,613,000  WHITE PINE FINANCE LLC                                                    1.88^         06/12/02        25,517,208
 100,000,000  ZCM MATCHED FUNDING CORPORATION                                           1.93^         08/12/02        99,286,972
 100,000,000  ZCM MATCHED FUNDING CORPORATION                                           2.00^         09/04/02        99,133,334

Total Commercial Paper (Cost $7,350,068,690)                                                                       7,350,068,690
                                                                                                                 ---------------


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
DISCOUNT NOTES - AGENCY - 0.26%
$ 50,000,000  FNMA                                                                      1.96%^        09/03/02   $    49,582,362

Total Discount Notes - Agency (Cost $49,582,362)                                                                      49,582,362
                                                                                                                 ---------------
FIXED RATE FUNDING AGREEMENT - 1.06%
 200,000,000  SECURITY LIFE OF DENVER                                                   2.10          06/26/02       200,000,000

Total Fixed Rate Funding Agreement (Cost $200,000,000)                                                               200,000,000
                                                                                                                 ---------------
FIXED RATE NOTES - AGENCY - 0.21%
  40,000,000  FHLMC                                                                     2.42          11/01/02        39,987,338

Total Fixed Rate Notes - Agency (Cost $39,987,338)                                                                    39,987,338
                                                                                                                 ---------------
FIXED RATE NOTES - CORPORATE - 1.65%
  85,000,000  BELFORD US CAPITAL COMPANY                                                3.02          04/14/03        85,000,000
  50,000,000  MCDONALD'S CORPORATION+                                                   4.45          03/07/03        50,834,278
 175,000,000  SYNDICATED LOAN FUNDING TRUST                                             5.00          04/12/02       175,000,000

Total Fixed Rate Notes - Corporate (Cost $310,834,278)                                                               310,834,278
                                                                                                                 ---------------
FLOATING RATE COMMERCIAL PAPER - 1.81%
 125,000,000  ASSET SECURITIZATION COOPERATIVE#                                         1.87          04/12/02       125,000,000
  65,000,000  MERCK & COMPANY INCORPORATED#                                             1.86          10/25/02        65,000,000
  50,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE COOPERATIVE CORPORATION#              1.84          07/08/02        50,000,000
 100,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE COOPERATIVE CORPORATION#              1.87          07/08/02       100,000,000

Total Floating Rate Commercial Paper (Cost $340,000,000)                                                             340,000,000
                                                                                                                 ---------------
FLOATING RATE FUNDING AGREEMENTS - 3.06%
  25,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                      2.16          04/05/02        25,000,759
  50,000,000  GE LIFE & ANNUITY ASSURANCE COMPANY#                                      1.91          07/01/02        50,000,000
  50,000,000  GE LIFE & ANNUITY ASSURANCE COMPANY#                                      1.87          07/01/02        50,000,000
 100,000,000  GE LIFE & ANNUITY ASSURANCE COMPANY#                                      1.95          11/08/02       100,000,000
 100,000,000  GE LIFE & ANNUITY ASSURANCE COMPANY#                                      1.92          12/27/02       100,000,000
 100,000,000  SECURITY LIFE OF DENVER#                                                  1.97          06/14/02       100,000,000
  50,000,000  UNITED OF OMAHA INSURANCE#                                                1.96          07/01/02        50,000,000
 100,000,000  WESTERN & SOUTHERN LIFE INSURANCE COMPANY#                                1.87          10/01/02       100,000,000

Total Floating Rate Funding Agreements (Cost $575,000,759)                                                           575,000,759
                                                                                                                 ---------------
FLOATING RATE NOTES - CORPORATE - 16.05%
  85,000,000  ALLSTATE FINANCIAL GLOBAL#                                                1.95          09/27/02        85,000,000
 175,000,000  AMERICAN EXPRESS CENTURION BANK#                                          1.87          10/03/02       175,000,000
  90,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA#                                  2.07          06/26/02        90,000,000
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                      2.14          06/07/02       100,041,562
  20,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                      2.11          08/05/02        20,012,352
  75,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                      1.93          08/12/02        75,000,000
 165,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                      2.03          04/03/03       165,000,000
  40,000,000  BELFORD US CAPITAL COMPANY#                                               1.99          12/17/02        40,000,000
  40,000,000  BELFORD US CAPITAL COMPANY#                                               1.87          01/14/03        40,000,000
  25,000,000  BELFORD US CAPITAL COMPANY#                                               1.87          03/07/03        25,000,000
  75,000,000  BLUE HERON FUNDING I CLASS A#                                             1.95          10/18/02        75,000,000


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
FLOATING RATE NOTES - CORPORATE (continued)
$100,000,000  DORADA FINANCE INCORPORATED#                                              1.90%         04/17/02   $   100,000,000
 175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION#                                     1.85          09/19/02       175,000,000
  80,000,000  GOLDMAN SACHS GROUP INCORPORATED#+                                        1.89          01/03/03        80,000,000
  70,000,000  HOUSEHOLD FINANCE CORPORATION#                                            2.08          11/01/02        70,073,772
  71,000,000  INTERNATIONAL LEASE FINANCE CORPORATION#                                  2.12          01/09/03        71,000,000
 200,000,000  K2 (USA) LLC#                                                             1.89          07/22/02       200,000,000
  50,000,000  LIBERTY LIGHTHOUSE FUNDING COMPANY#                                       1.89          05/13/02        49,999,400
 110,000,000  LIBERTY LIGHTHOUSE FUNDING COMPANY#                                       1.88          10/25/02       109,987,524
  75,000,000  LIBERTY LIGHTHOUSE FUNDING COMPANY#                                       1.87          03/20/03        74,977,938
 275,000,000  NATIONAL RURAL UTILITIES#                                                 1.75          04/17/02       275,000,000
  55,000,000  NATIONAL RURAL UTILITIES#                                                 2.10          05/31/02        55,015,150
 150,000,000  NATIONWIDE BUILDING SOCIETY#                                              1.90          02/14/03       149,973,712
 150,000,000  NORTHERN ROCK PLC#                                                        1.72          10/17/02       150,000,000
 260,000,000  NORTHERN ROCK PLC#                                                        1.89          02/14/03       260,000,000
 160,000,000  RACERS SERIES 2002-7-MM#                                                  2.05          03/15/03       160,000,000
 150,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2001-12#                             2.00          12/09/02       150,000,000

Total Floating Rate Notes - Corporate (Cost $3,021,081,410)                                                        3,021,081,410
                                                                                                                 ---------------
MUNICIPAL DEMAND NOTES - 0.04%
   8,115,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC@@                         1.95          12/15/26         8,115,000

Total Municipal Demand Notes (Cost $8,115,000)                                                                         8,115,000
                                                                                                                 ---------------
REPURCHASE AGREEMENTS - 15.60%
 350,000,000  BANC AMERICA SECURITIES                                                   1.96          04/01/02       350,000,000
  25,000,000  BANC AMERICA SECURITIES                                                   1.94          04/01/02        25,000,000
 400,000,000  BANC ONE CAPITAL MARKETS                                                  1.94          04/01/02      400,000,0000
 400,000,000  BEAR STEARNS & COMPANY INCORPORATED                                       1.93          04/01/02       400,000,000
 275,000,000  GOLDMAN SACHS & COMPANY                                                   1.94          04/01/02       275,000,000
 600,000,000  GOLDMAN SACHS & COMPANY                                                   1.95          04/02/02       600,000,000
 250,000,000  JP MORGAN & CHASE COMPANY                                                 1.96          04/01/02       250,000,000
 200,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES                                                                2.00          04/01/02       200,000,000
 161,994,721  MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES                                                  1.93          04/01/02       161,994,721
 275,000,000  SALOMON SMITH BARNEY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES    1.96          04/01/02       275,000,000

Total Repurchase Agreements (Cost $2,936,994,721)                                                                  2,936,994,721
                                                                                                                 ---------------
TIME DEPOSITS - 6.39%
 385,000,000  BANK OF IRELAND                                                           1.94          04/02/02       385,000,000
 323,000,000  BANK OF SCOTLAND                                                          1.94          04/02/02       323,000,000
 170,000,000  FORTIS BANK OF AMSTERDAM                                                  2.00          04/02/02       170,000,000
 323,500,000  LANDESBANK BADEN WUERTEN                                                  1.94          04/02/02       323,500,000

Total Time Deposits (Cost $1,201,500,000)                                                                          1,201,500,000
                                                                                                                 ---------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $18,960,034,807)*                        100.72%                                                           $18,960,034,807
OTHER ASSETS AND LIABILITIES, NET               (0.72)                                                              (136,078,216)
                                               ------                                                            ---------------
Total Net Assets                               100.00%                                                           $18,823,956,591
                                               ======                                                            ===============

      + SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
      #  VARIABLE RATE SECURITIES.
     @@ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
      ^  YIELD TO MATURITY.
      * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE     MATURITY DATE      VALUE

DISCOUNT NOTES - AGENCY - 25.44%

FEDERAL FARM CREDIT BANK - 0.84%
$   500,000  FEDERAL FARM CREDIT BANK                                                  1.84%^          06/07/02      $   498,325

                                                                                                                         498,325
                                                                                                                     -----------
FEDERAL HOME LOAN BANK - 2.41%
    431,000  FHLB                                                                      2.04^           04/12/02          430,737
    500,000  FHLB                                                                      2.17^           09/13/02          509,956
    500,000  FHLB                                                                      2.31^           11/05/02          493,159

                                                                                                                       1,433,852
                                                                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.12%
     75,000  FHLMC                                                                     3.55^           04/17/02           74,885
    544,000  FHLMC                                                                     1.77^           04/30/02          543,225
     29,000  FHLMC                                                                     2.46^           05/01/02           28,942
  1,000,000  FHLMC                                                                     1.83^           05/07/02          998,200
  4,767,000  FHLMC                                                                     1.81^           05/23/02        4,754,735
  2,000,000  FHLMC                                                                     1.80^           06/06/02        1,993,437
  1,150,000  FHLMC                                                                     1.99^           06/28/02        1,144,294
    276,000  FHLMC                                                                     1.85^           07/12/02          274,554
  1,000,000  FHLMC                                                                     2.29^           11/15/02          985,878

                                                                                                                      10,798,150
                                                                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.07%
  1,000,000  FNMA                                                                      1.98^           04/11/02          999,461
     87,000  FNMA                                                                      2.04^           04/18/02           86,918
    100,000  FNMA                                                                      1.78^           04/19/02           99,913
  1,100,000  FNMA                                                                      2.08^           06/14/02        1,095,411
    142,000  FNMA                                                                      1.81^           06/27/02          141,382

                                                                                                                       2,423,085
                                                                                                                     -----------

TOTAL DISCOUNT NOTES - AGENCY (COST $15,153,412)                                                                      15,153,412
                                                                                                                     -----------
FIXED RATE NOTES - AGENCY - 27.80%

FEDERAL FARM CREDIT BANK - 4.74%
  1,250,000  FEDERAL FARM CREDIT BANK                                                  6.88            05/01/02        1,255,294
  1,000,000  FEDERAL FARM CREDIT BANK                                                  6.68            08/15/02        1,016,561
    120,000  FEDERAL FARM CREDIT BANK                                                  6.75            09/03/02          122,403
    420,000  FEDERAL FARM CREDIT BANK                                                  6.75            01/13/03          432,944

                                                                                                                       2,827,202
                                                                                                                     -----------
FEDERAL HOME LOAN BANK - 16.89%
    125,000  FHLB                                                                      7.33            03/29/02          125,000
  1,000,000  FHLB                                                                      5.87            04/10/02        1,001,045
    200,000  FHLB                                                                      5.25            04/25/02          200,456
  1,190,000  FHLB                                                                      6.75            05/01/02        1,194,928
    260,000  FHLB                                                                      6.88            05/06/02          261,218
    175,000  FHLB                                                                      4.00            05/14/02          175,432
    150,000  FHLB                                                                      5.05            05/17/02          150,617


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE     MATURITY DATE      VALUE
FEDERAL HOME LOAN BANK (continued)
$   300,000  FHLB                                                                      5.66%           05/21/02      $   301,596
    500,000  FHLB                                                                      5.63            05/24/02          502,772
    750,000  FHLB                                                                      5.92            06/14/02          756,014
  1,390,000  FHLB                                                                      6.00            08/15/02        1,409,656
    875,000  FHLB                                                                      6.75            08/15/02          889,711
    220,000  FHLB                                                                      7.00            08/15/02          224,083
    250,000  FHLB                                                                      6.55            08/23/02          254,573
    575,000  FHLB                                                                      6.16            10/17/02          586,922
    750,000  FHLB                                                                      6.28            10/30/02          767,070
    100,000  FHLB                                                                      6.00            11/08/02          102,210
    400,000  FHLB                                                                      5.53            01/15/03          410,319
    225,000  FHLB                                                                      5.61            01/23/03          231,109
    500,000  FHLB                                                                      5.72            03/06/03          515,441

                                                                                                                      10,060,172
                                                                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.88%
  1,580,000  FHLMC                                                                     5.50            05/15/02        1,586,616
    125,000  FHLMC                                                                     6.55            10/02/02          127,635

                                                                                                                       1,714,251
                                                                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.29%
    100,000  FNMA                                                                      6.82            04/29/02          100,391
    125,000  FNMA                                                                      6.78            05/30/02          126,020
  1,000,000  FNMA                                                                      6.52            09/05/02        1,020,220
    225,000  FNMA                                                                      5.90            10/10/02          229,597
    375,000  FNMA                                                                      6.17            10/21/02          382,820
    100,000  FNMA                                                                      7.05            11/12/02          103,087

                                                                                                                       1,962,135
                                                                                                                     -----------

TOTAL FIXED RATE NOTES - AGENCY (COST $16,563,760)                                                                    16,563,760
                                                                                                                     -----------
FLOATING RATE NOTES - AGENCY - 1.67%

FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 1.67%

  1,000,000  FNMA#                                                                     1.76            11/29/02          999,819

TOTAL FLOATING RATE NOTES - AGENCY (COST $999,819)                                                                       999,819
                                                                                                                     -----------


REPURCHASE AGREEMENTS - 44.80%
 13,189,000  BANC AMERICA SECURITIES                                                   1.94            04/01/02       13,189,000
 13,500,000  GOLDMAN SACHS GROUP INCORPORATED                                          1.93            04/01/02       13,500,000

TOTAL REPURCHASE AGREEMENTS (COST $26,689,000)                                                                        26,689,000
                                                                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $59,405,991)*                               99.71%                                                             $59,405,991
OTHER ASSETS AND LIABILITIES, NET                  0.29                                                                  170,833
                                                 ------                                                              -----------
Total Net Assets                                 100.00%                                                             $59,576,824
                                                 ======                                                              ===========

      #  VARIABLE RATE SECURITIES.
      ^   YIELD TO MATURITY.
      * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE     MATURITY DATE      VALUE

DISCOUNT NOTES - AGENCY - 27.27%

FEDERAL HOME LOAN BANK - 0.99%
$ 15,000,000  FHLB                                                                     3.93%^          06/28/02   $   14,861,400
  35,000,000  FHLB                                                                     1.72^           07/19/02       34,819,848
   9,000,000  FHLB                                                                     2.29^           12/11/02        8,988,664

                                                                                                                      58,669,912
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.88%
 100,000,000  FHLMC                                                                    1.83^           04/04/02       99,985,000
  94,000,000  FHLMC                                                                    1.83^           05/07/02       93,830,800
  92,300,000  FHLMC                                                                    1.76^           05/23/02       92,064,354
 173,000,000  FHLMC                                                                    1.78^           06/06/02      172,434,335
  75,000,000  FHLMC                                                                    1.84^           06/13/02       74,720,928
   4,743,000  FHLMC                                                                    2.27^           07/18/02        4,711,269
  60,000,000  FHLMC                                                                    3.51^           08/15/02       59,229,712
  50,000,000  FHLMC                                                                    2.05^           08/28/02       49,581,973
  50,000,000  FHLMC                                                                    2.04^           09/11/02       49,547,223
  25,000,000  FHLMC                                                                    2.41^           10/10/02       24,688,000
  99,000,000  FHLMC                                                                    2.27^           11/15/02       97,601,792

                                                                                                                     818,395,386
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.40%
  36,702,000  FNMA                                                                     1.78^           04/01/02       36,702,000
  63,875,000  FNMA                                                                     1.80^           04/01/02       63,875,000
   9,000,000  FNMA                                                                     1.98^           04/11/02        8,995,150
  80,000,000  FNMA                                                                     1.80^           04/12/02       79,956,000
  31,032,000  FNMA                                                                     1.82^           05/01/02       30,984,934
  11,175,000  FNMA                                                                     1.95^           05/01/02       11,156,841
  20,000,000  FNMA                                                                     2.07^           06/03/02       19,928,251
  39,500,000  FNMA                                                                     1.82^           06/04/02       39,372,898
  46,263,750  FNMA                                                                     1.85^           07/01/02       46,048,557
  10,000,000  FNMA                                                                     1.71^           07/03/02        9,956,083
  25,000,000  FNMA                                                                     1.92^           07/09/02       24,870,751
  50,000,000  FNMA                                                                     1.74^           08/05/02       49,699,001
  25,000,000  FNMA                                                                     2.66^           08/09/02       24,765,279
  38,940,100  FNMA                                                                     2.00^           10/01/02       38,548,169
  14,945,000  FNMA                                                                     2.28^           10/01/02       14,774,066
  50,000,000  FNMA                                                                     1.97^           11/01/02       49,423,390
  41,076,000  FNMA                                                                     2.64^           01/02/03       40,260,367
  45,277,000  FNMA                                                                     2.53^           02/07/03       44,309,001
  50,000,000  FNMA                                                                     2.59^           02/27/03       48,833,392
  50,000,000  FNMA                                                                     2.72^           03/07/03       48,748,613

                                                                                                                     731,207,743
                                                                                                                  --------------

TOTAL DISCOUNT NOTES - AGENCY (COST $1,608,273,041)                                                                1,608,273,041
                                                                                                                  --------------


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE     MATURITY DATE      VALUE

FIXED RATE NOTES - AGENCY - 13.14%

FEDERAL FARM CREDIT BANK - 2.36%
$ 13,000,000  FEDERAL FARM CREDIT BANK                                                 6.50%           04/02/02     $ 13,000,849
  10,000,000  FEDERAL FARM CREDIT BANK                                                 1.72            05/01/02        9,999,836
  20,300,000  FEDERAL FARM CREDIT BANK                                                 6.88            05/01/02       20,360,015
  61,000,000  FEDERAL FARM CREDIT BANK                                                 1.80            06/03/02       61,000,000
  35,000,000  FEDERAL FARM CREDIT BANK                                                 2.30            03/03/03       35,000,000

                                                                                                                     139,360,700
                                                                                                                  --------------
FEDERAL HOME LOAN BANK - 4.37%
  25,000,000  FHLB                                                                     4.50            04/04/02       24,999,766
  25,000,000  FHLB                                                                     5.25            04/25/02       25,010,840
  15,000,000  FHLB                                                                     6.75            05/01/02       15,037,117
  14,000,000  FHLB                                                                     4.13            05/29/02       14,001,492
  12,460,000  FHLB                                                                     3.75            06/28/02       12,460,000
  67,400,000  FHLB                                                                     6.88            07/18/02       68,075,954
  75,000,000  FHLB                                                                     2.45            12/17/02       75,000,000
   5,000,000  FHLB                                                                     2.33            01/24/03        5,000,000
  15,000,000  FHLB                                                                     2.20            01/28/03       14,995,334
   1,000,000  FHLB                                                                     2.35            02/21/03        1,000,000
   1,750,000  FHLB                                                                     5.72            03/06/03        1,804,044

                                                                                                                     257,384,547
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.80%
  18,000,000  FHLMC                                                                     5.50           05/15/02       18,032,222
  11,760,000  FHLMC                                                                     1.85           08/15/02       11,677,325
   5,000,000  FHLMC                                                                     1.87           08/15/02        4,965,020
  65,960,000  FHLMC                                                                     6.63           08/15/02       66,905,119
  35,000,000  FHLMC                                                                     6.25           10/15/02       35,721,832
  25,000,000  FHLMC                                                                     2.42           11/01/02       24,992,086
   3,000,000  FHLMC                                                                     5.30           02/05/03        3,073,640

                                                                                                                     165,367,244
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.19%
  88,455,000  FNMA                                                                      6.63           04/15/02       88,602,493
   9,030,000  FNMA                                                                      7.55           04/22/02        9,045,491
  50,000,000  FNMA                                                                      3.95           07/05/02       50,237,920
  15,000,000  FNMA                                                                      6.75           08/15/02       15,172,502
  13,500,000  FNMA                                                                      6.00           11/04/02       13,796,867
  11,000,000  FNMA                                                                      6.80           01/10/03       11,361,836

                                                                                                                     188,217,109
                                                                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION - 0.42%
  25,000,000  STUDENT LOAN MARKETING ASSOCIATION                                        2.25           01/27/03       24,996,330

                                                                                                                      24,996,330
                                                                                                                  --------------

TOTAL FIXED RATE NOTES - AGENCY (COST $775,325,930)                                                                  775,325,930
                                                                                                                  --------------


PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FLOATING RATE NOTES - AGENCY - 19.17%

FEDERAL FARM CREDIT BANK - 1.70%
$ 50,000,000  FEDERAL FARM CREDIT BANK#                                                1.74%           11/25/02   $   49,992,003
  50,000,000  FEDERAL FARM CREDIT BANK#                                                1.72            07/10/03       49,991,518

                                                                                                                      99,983,521
                                                                                                                  --------------
FEDERAL HOME LOAN BANK - 6.27%
  94,590,000  FHLB#                                                                    1.66            08/13/02       94,578,337
 100,000,000  FHLB#                                                                    1.66            11/14/02       99,984,861
 125,000,000  FHLB#                                                                    1.75            01/17/03      124,968,131
  50,000,000  FHLB#                                                                    1.57            04/21/03       49,971,105

                                                                                                                     369,502,434
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.39%
  50,000,000  FHLMC#                                                                   1.71            07/08/03       49,981,775
  50,000,000  FHLMC#                                                                   1.75            08/05/03       49,976,530
 100,000,000  FHLMC#                                                                   1.73            09/04/03       99,935,560

                                                                                                                     199,893,865
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.81%
  86,793,000  FNMA#                                                                    1.75            09/27/02       86,772,687
  99,000,000  FNMA#                                                                    1.76            11/29/02       98,981,906
 100,000,000  FNMA#                                                                    1.75            12/05/02       99,979,515
  50,000,000  FNMA#                                                                    1.74            05/05/03       49,957,686
 125,000,000  FNMA#                                                                    1.74            06/09/03      124,916,389

                                                                                                                     460,608,183
                                                                                                                  --------------

TOTAL FLOATING RATE NOTES - AGENCY (COST $1,129,988,003)                                                           1,129,988,003
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 41.78%
 499,117,682  BANC AMERICA SECURITIES                                                  1.94            04/01/02      499,117,682
 350,000,000  BEAR STEARNS & COMPANY INCORPORATED                                      1.80            04/01/02      350,000,000
 500,000,000  CREDIT SUISSE FIRST BOSTON                                               1.93            04/01/02      500,000,000
 200,000,000  DEUTSCHE BANC ALEX BROWN                                                 1.82            04/01/02      200,000,000
  36,715,000  GOLDMAN SACHS GROUP INCORPORATED                                         1.73            04/01/02       36,715,000
 602,699,815  GOLDMAN SACHS GROUP INCORPORATED                                         1.93            04/01/02      602,699,815
  75,000,000  JP MORGAN SECURITIES INCORPORATED                                        1.91            04/01/02       75,000,000
 200,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                     1.83            04/01/02      200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,463,532,497)                                                                  2,463,532,497
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $5,977,119,471)*                         101.36%                                                            $5,977,119,471
OTHER ASSETS AND LIABILITIES, NET               (1.36)                                                               (80,132,187)
                                               ------                                                             --------------
Total Net Assets                               100.00%                                                            $5,896,987,284
                                               ======                                                             ==============

      #  VARIABLE RATE SECURITIES.
      ^  YIELD TO MATURITY.
      *  COST FOR FEDERAL INCOME TAX PURPOSES IS $5,977,119,796.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL SECURITIES - 100.09%

ALABAMA - 1.33%
$  5,195,000  ALABAMA WATER PCFA PCR SERIES II R 115 AMBAC INSURED@@                  1.58%           08/15/10   $    5,195,000
   6,655,000  BIRMINGHAM BAPTIST MEDICAL CENTER AL SPECIAL CARE FACILITIES
              FINANCE AUTHORITY REVENUE@@                                              1.71            11/15/16        6,655,000
   3,100,000  JEFFERSON COUNTY AL UTILITY REVENUE SERIES 457 FGIC INSURED@@            1.56            02/01/39        3,100,000
   3,495,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING
              AUTHORITY REVENUE SERIES 435 MBIA INSURED#                               1.56            11/15/29        3,495,000
   2,500,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD ENVIRONMENTAL IMPACT
              REVENUE THE MEAD CORPORATION PROJECT TORONTO DOMINION BANK
              LOC@@                                                                    1.45            06/01/32        2,500,000

                                                                                                                      20,945,000
                                                                                                                  --------------
ALASKA - 0.14%
   2,200,000  ALASKA STATE HFA HOUSING REVENUE SERIES BB@@                             1.63            06/01/07        2,200,000

                                                                                                                       2,200,000
                                                                                                                    --------------
ARIZONA - 1.28%
   5,000,000  ARIZONA SCHOOL DISTRICT TRAN EDUCATION REVENUE FINANCING PROGRAM COP     3.25            07/31/02        5,011,341
   1,075,000  ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA
              COUNTY REGIONAL AREA PROJECT SERIES A AMBAC INSURED                      5.50            07/01/02        1,085,512
   4,135,000  ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY
              REGIONAL AREA PROJECT SERIES B AMBAC INSURED                             6.00            07/01/02        4,168,488
   4,800,000  MARICOPA COUNTY AZ IDA MFHR@@                                            1.76            11/01/32        4,800,000
   2,715,000  MARICOPA COUNTY AZ IDA MFHR LAS GARDENIAS
              APARTMENTS PROJECT SERIES A COLLATERALIZED BY FNMA@@                     1.70            04/15/33        2,715,000
   2,300,000  MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS PROJECT
              SERIES A@@                                                               1.70            11/15/32        2,300,000

                                                                                                                      20,080,341
                                                                                                                  --------------
ARKANSAS - 0.19%
   3,000,000  ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY
              SFMR SERIES II COLLATERALIZED BY GNMA/FNMA@@                             1.60            07/01/33        3,000,000

                                                                                                                       3,000,000
                                                                                                                  --------------
CALIFORNIA - 3.67%
   6,000,000  CALIFORNIA HEFA STUDENT LOAN REVENUE SERIES A STATE STREET BANK &
              TRUST CA LOC                                                             2.87            06/03/02        6,000,000
   5,000,000  DAVIS CA TRAN INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO COUNTIES
              EDUCATION FACILITIES REVENUE                                             3.00            09/11/02        5,011,583
   8,000,000  EAGLE TRUST CA#                                                          1.58            07/01/19        8,000,000
   4,100,000  ECTOR COUNTY TX INDEPENDENT SCHOOL DISTRICT EAGLE TRUST
              SERIES 2002 4301@@                                                       1.58            08/15/20        4,100,000
   7,470,000  IBM TAX EXEMPT GRANTOR TRUST@@                                           1.73            09/01/07        7,470,000
  12,000,000  LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B3@@                     1.45            07/01/34       12,000,000
   3,600,000  NEWMAN CAPITAL TRUST@@                                                   1.73            04/11/33        3,600,000
   4,500,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL
              SERIES A@@                                                               1.45            10/01/26        4,500,000
   2,000,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL
              SERIES B@@                                                               1.45            10/01/26        2,000,000
   5,000,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES A@@      1.35            08/01/29        5,000,000

                                                                                                                      57,681,583
                                                                                                                  --------------
COLORADO - 2.78%
   2,000,000  COLORADO HFA MFHR PROJECT SERIES B3 CLASS I@@                            1.55            10/01/35        2,000,000
   2,850,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES B WEST DEUTSCHE
              LANDESBANK LOC@@                                                         1.50            12/01/20        2,850,000
     835,000  EAGLE RANCH METROPOLITAN DISTRICT CO GO SERIES A SOCIETE GENERALE LOC@@  1.50            10/15/18          835,000

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
 $ 2,450,000  METROPOLITAN FOOTBALL STADIUM COLORADO DISTRICT SALES TAX SPORTS
              FACILITIES REVENUE SERIES B MBIA INSURED++                               2.20%           01/01/03   $    2,410,133
   4,800,000  MOFFAT COUNTY CO PCR PACIFICORP PROJECT@@                                1.45            05/01/13        4,800,000
   8,000,000  PITKIN COUNTY CO IDR ASPEN SKIING PROJECT SERIES A
              FIRST NATIONAL BANK CHICAGO LOC@@                                        1.45            04/01/16        8,000,000
  11,145,000  ROARING FORKS CO@@                                                       1.68            06/01/05       11,145,000
  11,690,000  ROARING FORKS CO SFMR@@                                                  1.68            12/01/05       11,690,000

                                                                                                                      43,730,133
                                                                                                                  --------------
DELAWARE - 0.21%
   3,245,000  DELAWARE RIVER & BAY AUTHORITY SERIES 527 AMBAC INSURED@@                1.58            01/01/29        3,245,000

                                                                                                                       3,245,000
                                                                                                                  --------------
DISTRICT OF COLUMBIA - 0.39%
   2,100,000  DISTRICT OF COLUMBIA GO FSA INSURED@@                                    1.59            06/01/10        2,100,000
   3,000,000  DISTRICT OF COLUMBIA GO SERIES A MBIA/IBC INSURED ESCROWED TO
              MATURITY                                                                 5.63            06/01/02        3,015,446
   1,000,000  DISTRICT OF COLUMBIA GO SERIES B MBIA INSURED                            4.65            06/01/02        1,003,059

                                                                                                                       6,118,505
                                                                                                                  --------------
FLORIDA - 2.74%
   2,000,000  BREVARD COUNTY FL HFFA REVENUE WUESTHOFF MEMORIAL PROJECT
              SERIES B MBIA/IBC INSURED PREREFUNDED 4/1/02 @ 102                       7.20            04/02/02        2,040,000
   3,000,000  DADE COUNTY FL SALES TAX REVENUE AMBAC INSURED                           6.00            10/01/02        3,056,666
   1,030,000  ESCAMBIA COUNTY FL HFA SFMR MBIA/FHA/VA INSURED@@                        1.63            04/01/10        1,030,000
   8,110,000  ESCAMBIA COUNTY FL HFFA HEALTH FACILITIES REVENUE SERIES 159
              AMBAC INSURED@@                                                          1.60            07/01/16        8,110,000
   9,000,000  FLORIDA EAGLE TRUST LOTTERY REVENUE SERIES 2001 0906@@                   1.58            07/01/19        9,000,000
   1,795,000  FLORIDA HFA MFHR SERIES I COLLATERALIZED BY FHLMC@@                      1.50            12/01/05        1,795,000
   6,400,000  FLORIDA STATE DEPARTMENT OF ENVIRONMENTAL PROJECTION PRESERVATION
              SERIES II R 123 MBIA INSURED@@                                           1.58            07/01/13        6,400,000
   1,175,000  FLORIDA STATE GO FLOATER CERTIFICATES SERIES 117@@                       1.56            07/01/27        1,175,000
   2,425,000  HILLSBOROUGH COUNTY FL HFA SFMR COLLATERALIZED BY GNMA/FNMA@@            1.63            10/01/09        2,425,000
   2,500,000  JACKSONVILLE FL CAPITAL PROJECT REVENUE SERIES 2 AMBAC
              INSURED@@                                                                1.55            10/01/22        2,500,000
   5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
              NORTHERN TRUST COMPANY LOC@@                                             1.55            05/01/31        5,500,000

                                                                                                                      43,031,666
                                                                                                                  --------------
GEORGIA - 2.77%
   6,500,000  ATLANTA GA AIRPORT REVENUE SERIES SG 138@@                               1.61            01/01/26        6,500,000
   4,270,000  ATLANTA GA EAGLE TRUST SERIES 2000 1003@@                                1.58            01/01/30        4,270,000
     300,000  ATLANTA GA WATER & WASTE REVENUE SERIES B FSA INSURED@@                  1.55            11/01/38          300,000
   1,500,000  BUFORD GA HOUSING AUTHORITY MFHR SERIES 1172@@                           1.71            09/01/25        1,500,000
   2,695,000  FULTON COUNTY GA IDR GUARANTEED BY AUTOMATIC DATA PROCESSING@@           1.55            09/01/12        2,695,000
   1,100,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES HEALTH CARE REVENUE
              LENBROOK SQUARE FOUNDATION PROJECT DRESDNER BANK AG LOC@@                1.40            01/01/18        1,100,000
   1,800,000  GEORGIA LOCAL GOVERNMENT COP SERIES K@@                                  1.58            06/01/28        1,800,000
  10,095,000  GEORGIA STATE GO@@                                                       1.54            03/01/07       10,095,000
  15,250,000  GEORGIA STATE ROAD & HIGHWAY AUTHORITY TRANSPORTATION REVENUE            2.75            05/20/02       15,268,372

                                                                                                                      43,528,372
                                                                                                                  --------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
HAWAII - 0.26%
$  4,000,000  HONOLULU HI CITY & COUNTY GO SERIES C FGIC INSURED#                      2.85%           12/01/16   $    4,030,572

                                                                                                                       4,030,572
                                                                                                                  --------------
IDAHO - 1.07%
   9,000,000  BOISE CITY ID HFA REVENUE AFFORDABLE HOUSING PROJECT                     2.35            04/01/02        9,000,000
   3,330,000  IDAHO HEALTH FACILITIES AUTHORITY REVENUE ST LUKES MEDICAL CENTER
              FSA INSURED@@                                                            1.46            07/01/30        3,330,000
   1,500,000  NEZ PERCE COUNTY IDAHO PCR POTLATCH 84 BANK ONE CHICAGO NA LOC@@         1.50            12/01/14        1,500,000
   3,000,000  NEZ PERCE COUNTY IDAHO PCR POTLATCH CORPORATION PROJECT
              BANK ONE CHICAGO NA LOC@@                                                1.50            12/01/07        3,000,000

                                                                                                                      16,830,000
                                                                                                                  --------------
ILLINOIS - 8.59%
   6,050,000  CHICAGO IL BOARD OF EDUCATION EDUCATION FACILITIES REVENUE AMBAC
              INSURED@@                                                                1.58            12/01/22       6,050,000
   5,000,000  CHICAGO IL BOARD OF EDUCATION EDUCATION FACILITIES REVENUE SERIES A@@    1.58            06/01/21       5,000,000
   1,500,000  CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON COMPANY
              PROJECT BANKERS TRUST COMPANY LOC@@                                      1.70            06/01/12       1,500,000
   1,600,000  CHICAGO IL GO HARRIS TRUST & SAVINGS BANK LOC                            2.10            10/02/02       1,600,000
   8,000,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED@@                1.57            01/01/27       8,000,000
   1,350,000  COOK COUNTY IL COMMUNITY COLLEGE DISTRICT LEASE REVENUE SERIES C
              MBIA INSURED                                                             7.60            12/01/02        1,399,781
  18,025,000  COOK COUNTY IL EAGLE TRUST SERIES 2002 1303@@                            1.58            11/15/25       18,025,000
   3,747,000  COOK COUNTY IL GO SERIES 458 FGIC INSURED@@                              1.56            11/15/28        3,747,000
     700,000  ELGIN IL IDR NELSON GRAPHIC INCORPORATED PROJECT LASALLE BANK
              NA LOC@@                                                                 1.58            12/01/28          700,000
   1,060,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT REVENUE REVCOR
              INCORPORATED PROJECT LASALLE NATIONAL BANK LOC@@                         1.58            06/01/08        1,060,000
   5,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION REVENUE
              CHRISTIAN HERITAGE ACADEMY US BANK NA LOC@@                              1.50            12/01/21        5,300,000
  12,900,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHICAGO METROPOLITAN
              YMCA PROJECT HARRIS TRUST & SAVINGS BANK LOC@@                           1.50            06/01/29       12,900,000
   4,000,000  ILLINOIS HFFA NORTHWEST COMMUNITY HOSPITAL SERIES B@@                    1.55            07/01/32        4,000,000
   2,000,000  ILLINOIS HFFA REVENUE ELMHURST MEMORIAL HOSPITAL PROJECT
              SERIES B@@                                                               1.55            01/01/20        2,000,000
   2,900,000  ILLINOIS HFFA REVENUE MEMORIAL MEDICAL CENTER SERIES C KREDIETBANK
              NV LOC@@                                                                 1.50            01/01/16        2,900,000
   8,000,000  ILLINOIS HFFA REVENUE NORTHWESTERN MEMORIAL HOSPITAL PROJECT
              NORTHERN TRUST COMPANY LOC@@                                             1.45            08/15/25        8,000,000
   2,425,000  ILLINOIS HFFA REVENUE SERIES 166 MORGAN STANLEY DEAN WITTER LOC
              AMBAC INSURED@@                                                          1.56            02/15/24        2,425,000
   3,600,000  ILLINOIS HFFA REVENUE SERIES F BANK ONE NA LOC@@                         1.45            08/01/15        3,600,000
  11,000,000  ILLINOIS STATE GO EAGLE TRUST SERIES 2001 1307 FGIC INSURED@@            1.58            11/01/22       11,000,000
   5,125,000  ILLINOIS STATE GO EAGLE TRUST SERIES 2002 1301 FGIC INSURED@@            1.58            02/01/19        5,125,000
   5,530,000  ILLINOIS STATE GO SERIES G FSA INSURED@@                                 1.56            05/01/15        5,530,000
   1,000,000  ILLINOIS STATE SALES TAX REVENUE SERIES SG9@@                            1.57            06/15/19        1,000,000
   6,800,000  LOMBARD IL IDR 2500 HIGHLAND AVENUE MID-AMERICAN FEDERAL SAVINGS &
              LOAN LOC@@                                                               1.90            12/01/06        6,800,000
   1,400,000  NORTH AURORA IL IDR OBERWEIS DAIRY INCORPORATED PROJECT LASALLE
              NATIONAL BANK LOC@@                                                      1.58            02/01/10        1,400,000
   5,900,000  PHENIX CITY AL IDR MEAD COATED BOARD PROJECT@@                           1.41            03/01/31        5,900,000
   4,800,000  REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES A
              AMBAC INSURED PREREFUNDED 6/1/02 @ 100                                   6.13            06/01/02        4,838,107
   1,200,000  SCHAUMBERG IL MFHR WINDSONG APARTMENTS PROJECT LASALLE NATIONAL
              BANK LOC@@                                                               1.51            02/01/24        1,200,000
   4,000,000  WILL COUNTY IL SCHOOL DISTRICT #122 GO POLITICAL SUBDIVISIONS
              SERIES II R 114 FGIC INSURED@@                                           1.58            11/01/20        4,000,000

                                                                                                                     134,999,888
                                                                                                                  --------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INDIANA - 7.28%
$ 26,200,000  INDIANA BOND BANK GO SERIES A2                                           2.25%           01/22/03   $   26,325,611
   4,000,000  INDIANA HFFA HEALTH CARE REVENUE ASCENSION HEALTH CREDIT PROJECT
              SERIES A2@@                                                              1.55            06/04/02        4,000,000
   1,550,000  INDIANA HFFA HEALTH CARE REVENUE ASCENSION HEALTH CREDIT PROJECT
              SERIES B@@                                                               1.50            11/15/39        1,550,000
   1,300,000  INDIANA HFFA HEALTH CARE REVENUE CAPITAL ACCESS PROJECT COMERICA
              BANK LOC@@                                                               1.50            04/01/13        1,300,000
   1,745,000  INDIANA HFFA HEALTH CARE REVENUE FAYETTE MEMORIAL HOSPITAL
              ASSOCIATION SERIES A US BANK NA LOC@@                                    1.45            10/01/32        1,745,000
  20,400,000  INDIANA STATE EDFA DEPAUW UNIVERSITY PROJECT NORTHERN TRUST
              COMPANY LOC@@                                                            1.40            07/01/32       20,400,000
   3,590,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY LEASE REVENUE
              FRANKLIN COLLEGE BANK ONE INDIANA NA LOC@@                               1.55            10/01/19        3,590,000
   8,550,000  INDIANA STATE HFA MFHR PEDCOR INVESTMENTS SERIES M A FHLB LOC@@          1.70            01/01/29        8,550,000
  19,465,000  INDIANA TRANSPORTATION FINANCE AUTHORITY TOLL ROAD LEASE REVENUE
              SERIES 11 R 105 AMBAC INSURED@@                                          1.58            07/01/12       19,465,000
   2,150,000  INDIANAPOLIS IN EDFA REVENUE JEWISH FEDERATION CAMPUS FIFTH THIRD
              BANK NA LOC@@                                                            1.50            04/01/05        2,150,000
   5,700,000  INDIANAPOLIS IN MFHR@@                                                   1.76            11/01/32        5,700,000
   8,700,000  INDIANAPOLIS IN MFHR HOUSING CROSSING PARTNERS PROJECT@@                 1.75            03/01/31        8,700,000
   6,545,000  INDIANAPOLIS IN MFHR SERIES A NATIONAL CITY BANK LOC COLLATERALIZED
              BY GNMA@@                                                                1.60            12/20/33        6,545,000
   4,500,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL &
              HEALTH CARE PROJECTS US BANK NA LOC@@                                    1.55            01/01/12        4,500,000

                                                                                                                     114,520,611
                                                                                                                  --------------
IOWA - 3.52%
   1,425,000  DAVENPORT IA COMMUNITY SCHOOL DISTRICT MBIA INSURED                      4.00            07/01/02        1,429,806
   3,000,000  IOWA FINANCE AUTHORITY EDUCATION FACILITIES REVENUE DRAKE UNIVERSITY
              PROJECT FIRSTAR BANK LOC@@                                               1.50            07/01/11        3,000,000
   7,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL
              PROJECT PREREFUNDED 7/1/02 @ 102                                         7.00            07/01/02        7,210,070
   2,960,000  IOWA FINANCE AUTHORITY MFHR CEDAR WOOD HILLS PROJECT SERIES A@@          1.70            05/01/31        2,960,000
  11,420,000  IOWA FINANCE AUTHORITY SFMR SERIES N@@                                   1.63            01/01/08       11,420,000
   2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES A                                               3.75            05/23/02        2,001,934
   1,800,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES B                                               3.75            05/23/02        1,801,740
   2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES C                                               3.75            05/23/02        2,001,934
   1,200,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES F                                               3.75            05/23/02        1,201,160
   1,380,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES G                                               3.75            05/23/02        1,381,334
   1,500,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              PRIVATE EDUCATION SERIES J                                               3.05            05/23/02        1,501,450
   4,700,000  IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE
              WARTBURG  PROJECT NORTHERN TRUST COMPANY LOC@@                           1.45            03/01/30        4,700,000
   6,000,000  IOWA STATE GO TRAN                                                       3.00            06/27/02        6,016,325
   2,910,000  OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE FIRSTAR BANK NA LOC@@       1.50            07/01/20        2,910,000
   5,800,000  URBANDALE IA IDR INTERSTATE ACRES LP PROJECT PRINCIPAL
              MUTUAL LIFE INSURANCE INSURED@@                                          1.65            12/01/14        5,800,000

                                                                                                                      55,335,753
                                                                                                                  --------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
KANSAS - 1.41%
$  1,300,000  JOHNSON COUNTY KS USD SERIES C FGIC INSURED                              4.50%           09/01/02    $  1,313,031
   4,000,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
              VILLAGE HAYS MEDICAL CENTER PROJECT SERIES N@@                           1.45            05/15/26        4,000,000
   1,300,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES REVENUE
              STORMONT-VAIL PROJECT SERIES M MBIA INSURED@@                            1.45            11/15/23        1,300,000
   9,500,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS
              OLATHE APARTMENTS PROJECT SERIES X@@                                     2.25            11/25/31        9,500,000
   2,485,000  LENEXA KS MFHR@@                                                         1.59            07/01/04        2,485,000
   3,640,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR SERIES 1188@@                        1.66            12/01/13        3,640,000

                                                                                                                      22,238,031
                                                                                                                  --------------
KENTUCKY - 0.94%
  14,750,000  KENTUCKY RURAL WATER FINANCING CORPORATION WATER REVENUE                 2.63            12/01/02       14,818,410

                                                                                                                      14,818,410
                                                                                                                  --------------
LOUISIANA - 3.38%
   3,955,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE REVENUE@@           1.66            06/01/20        3,955,000
   6,205,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE REVENUE
              COLLATERALIZED BY GNMA/FNMA@@                                            1.63            12/01/09        6,205,000
   4,605,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE REVENUE
              COLLATERALIZED BY GNMA/FNMA@@                                            1.63            06/01/07        4,605,000
   3,030,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES
              SERIES D                                                                 3.25            08/29/02        3,035,450
   2,995,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES
              SERIES F                                                                 3.00            10/03/02        3,006,124
   2,500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES
              SERIES G                                                                 3.00            10/03/02        2,509,286
     500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY GO ADVANCE FUNDING NOTES
              SERIES H                                                                 3.00            10/03/02          501,856
   9,295,000  LOUISIANA STATE HEALTH EDUCATION AUTHORITY REVENUE CLASS A
              SERIES B@@                                                               1.57            10/01/17        9,295,000
  10,000,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
              INTERNATIONAL MARINE TERM PROJECT SERIES A KREDIETBANK NV LOC@@          2.00            03/15/06       10,000,000
  10,000,000  PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
              INTERNATIONAL MARINE TERM PROJECT SERIES B KREDIETBANK NV LOC@@          2.00            03/15/06       10,000,000

                                                                                                                      53,112,716
                                                                                                                  --------------
MAINE - 0.10%
   1,500,000  REGIONAL WASTE SYSTEM INDUSTRIES ME SOLID WASTE RESOURCES RECOVERY
              REVENUE SERIES R@@                                                        1.70            07/01/12        1,500,000

                                                                                                                        1,500,000
                                                                                                                   --------------
MARYLAND - 0.90%
   4,900,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT
              GUARDIAN SAVINGS & LOAN LOC#                                              3.85            06/01/02        4,900,000
   4,995,000  MARYLAND STATE CDA HOUSING REVENUE@@                                      2.85            07/01/39        4,995,000
   4,200,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITY COMMISSION SFMR
              KENSINGTON PARK PROJECT SERIES II MBIA INSURED@@                          1.51            07/01/28        4,200,000

                                                                                                                       14,095,000
                                                                                                                   --------------
MASSACHUSETTS - 1.92%
   3,270,000  CANTON MASSACHUSETTS HFA MFHR CANTON ARBORETUM APARTMENTS
              COLLATERALIZED BY FNMA@@                                                 1.70            09/15/26        3,270,000
  11,300,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AUTHORITY MFHR@@                 1.55            01/01/24       11,300,000
   7,495,000  MASSACHUSETTS STATE GO SERIES II R 101 FSA INSURED@@                     2.55            12/01/14        7,495,000
   1,945,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE FAIRVIEW EXTENDED SERIES B BANKBOSTON NA LOC@@                   4.55            07/15/02        1,954,874

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$  3,900,000  MASSACHUSETTS STATE IDA EDUCATION FACILITIES REVENUE MERRIMACK
              COLLEGE                                                                  7.13%           07/01/02   $    4,022,985
   2,000,000  PLYMOUTH COUNTY MA COP SERIES A PREREFUNDED 10/1/02 @102                 7.00            10/01/02        2,087,401

                                                                                                                      30,130,260
                                                                                                                  --------------
MICHIGAN - 1.72%
   2,400,000  DETROIT MI SEWER DISPOSAL REVENUE SERIES II R 116 MBIA
              INSURED@@                                                                1.58            07/01/17        2,400,000
   7,800,000  MICHIGAN STATE HOUSING AUTHORITY REVENUE JAS NONPROFIT HOUSING
              CORPORATION BANK ONE MICHIGAN LOC@@                                      1.55            06/01/25        7,800,000
   4,950,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY MFHR BERRIEN
              WOODS III PROJECT SERIES A LANSING BANK LOC@@                            1.70            07/01/32        4,950,000
   4,200,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY RENTAL HOUSING
              REVENUE SERIES A MBIA INSURED@@                                          1.55            10/01/37        4,200,000
   1,400,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION
              IDR CONSUMERS WATER COMPANY PROJECT SERIES A AMBAC INSURED@@             1.45            06/15/10        1,400,000
   2,695,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE VILLAGE
              AT ANN ARBOR LLC PROJECT SERIES A COLLATERALIZED BY FNMA@@               1.50            02/15/34        2,695,000
   3,545,000  WAYNE CHARTER COUNTY MI AIRPORT REVENUE MBIA INSURED@@                   1.65            12/01/28        3,545,000

                                                                                                                      26,990,000
                                                                                                                  --------------
MINNESOTA - 5.35%
   3,490,000  ALBERTA LEA MN INDEPENDENT SCHOOL DISTRICT #241 SCHOOL DISTRICT
              CREDIT PROGRAM INSURED                                                   2.75            09/01/02       3,490,000
   3,100,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES REVENUE SERIES A
              US BANK TRUST NA LOC@@                                                   1.50            09/01/29       3,100,000
   2,050,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
              PROJECT TORONTO DOMINION BANK LOC@@                                      1.35            12/01/21       2,050,000
   2,125,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
              PROJECT TORONTO DOMINION BANK LOC@@                                      1.45            07/01/25       2,125,000
     770,000  BRAHAM MN INDEPENDENT SCHOOL DISTRICT #314 AID ANTICIPATION
              CERTIFICATES CREDIT PROGRAM INSURED GO SCHOOL DISTRICT                   2.85            09/01/02         770,310
   2,200,000  BROOKLYN CENTER MN IDR BROOKDALE CORPORATION II PROJECT FIRSTAR
              BANK NA LOC@@                                                            1.50            12/01/14        2,200,000
   1,900,000  BROOKLYN CENTER MN IDR BROOKDALE CORPORATION III PROJECT FIRSTAR
              BANK NA LOC@@                                                            1.50            12/01/07        1,900,000
     750,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
              FNMA@@                                                                   1.50            07/15/30          750,000
   1,100,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
              SERIES A ABN AMRO BANK NV LOC@@                                          1.40            06/01/20        1,100,000
   1,725,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
              SERIES B ABN AMRO BANK NV LOC@@                                          1.40            06/01/13        1,725,000
     950,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS LP PROJECT FHLB LOC@@                 1.50            05/01/27          950,000
     450,000  EAGAN MN MFHR@@                                                          1.66            12/01/29          450,000
   6,730,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT COLLATERALIZED BY FHLMC@@         1.50            12/01/29        6,730,000
   2,880,000  FRIDLEY MN INDEPENDENT SCHOOL DISTRICT AID ANTICIPATION CERTIFICATES
              SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED                          2.00            09/30/02        2,888,194
   1,000,000  GOLDEN VALLEY MN IDA HEALTH CARE REVENUE UNICARE HOMES PROJECT
              BANK OF AMERICA NA LOC@@                                                 1.58            09/01/14        1,000,000
   2,650,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED
              10/3/00@@                                                                1.50            05/01/27        2,650,000
     849,000  MINNEAPOLIS MN GO@@                                                      1.57            03/01/10          849,000
     950,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC@@   1.50            10/01/21          950,000
   3,000,000  MINNEAPOLIS ST PAUL MN HOUSING FINANCE BOARD SFMR FNMA MORTGAGE
              SERIES A4                                                                3.25            05/01/02        3,000,000

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$  6,145,000  MINNESOTA PFA WATER PCR@@                                                1.57%           03/01/13   $    6,145,000
   9,300,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP
              SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED                          3.25            08/27/02        9,321,985
   2,000,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP
              SERIES B SCHOOL DISTRICT CREDIT PROGRAM INSURED                          3.00            10/01/02        2,009,335
   1,050,000  MINNESOTA STATE GO SERIES II R 96@@                                      1.58            08/01/14        1,050,000
   4,700,000  MINNESOTA STATE HEFA EDUCATION REVENUE OLAF AUTHORITY REVENUE
              ST ANSELM COLLEGE PROJECT FLEET NATIONAL BANK LOC@@ COLLEGE
              PROJECT SERIES 5H HARRIS TRUST & SAVINGS BANK LOC@@                      1.40            10/01/30        4,700,000
     300,000  MINNETONKA MN MFHR MINNETONKA HILLS APARTMENTS@@                         1.50            11/15/31          300,000
     665,000  PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT@@                  1.50            09/15/31          665,000
   6,500,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE                              1.25            05/06/02        6,500,000
   7,945,000  ST PAUL MN HFA & RDA WATER REVENUE DEXIA CREDIT LOCAL DE FRANCE LOC@@    1.50            12/01/12        7,945,000
     195,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE 2001 SERIES O
              DEXIA CREDIT LOCAL DEFRANCE LOC@@                                        1.50            03/01/12          195,000
   1,750,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE 2002 SERIES Q
              DEXIA CREDIT LOCAL DE FRANCE LOC@@                                       1.50            03/01/22        1,750,000
   4,850,000  UNIVERSITY OF MINNESOTA EDUCATION FACILITIES REVENUE INTERMEDIATE
              TERM FINANCING SERIES A@@                                                1.45            07/01/08        4,850,000

                                                                                                                      84,108,824
                                                                                                                  --------------
MISSOURI - 1.91%
   5,300,000  KANSAS CITY MO IDA IDR EWING MARION KAUFMAN FOUNDATION SERIES A
              COMMERZBANK NA LOC@@                                                     1.40            04/01/27        5,300,000
   1,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES
              IDR ST LOUIS CONVENTION CENTER PROJECT SERIES C FIRSTAR BANK LOC@@       1.50            12/01/20        1,000,000
   1,225,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES
              REVENUE YMCA GREATER ST LOUIS PROJECT SERIES B BANK OF AMERICA NA LOC@@  1.50            09/01/02        1,225,000
  13,180,000  MISSOURI STATE EDFA EDUCATION FACILITIES REVENUE CREIGHTON
              UNIVERSITY PROJECT SERIES B@@                                            1.45            10/01/24       13,180,000
   2,780,000  MISSOURI STATE HEALTH & EDUCATION FACILITIES EDUCATION FACILITIES
              REVENUE MISSOURI VALLEY COLLEGE US BANK NA LOC@@                         1.50            10/01/31        2,780,000
   5,000,000  MISSOURI STATE HEALTH & EDUCATION FACILITIES EDUCATION FACILITIES
              REVENUE ST FRANCIS MEDICAL CENTER SERIES A DEXIA CREDIT LOCAL DE
              FRANCE LOC@@                                                             1.40            06/01/26        5,000,000
   1,465,000  MISSOURI STATE HEFA EDUCATION FACILITIES REVENUE SAINT LOUIS
              UNIVERSITY PROJECT SERIES A@@                                            1.45            10/01/09        1,465,000

                                                                                                                      29,950,000
                                                                                                                  --------------
MONTANA - 0.32%
   5,005,000  MONTANA STATE BOARD OF INVESTMENTS GO#                                   1.90            03/01/09        5,005,000

                                                                                                                       5,005,000
                                                                                                                  --------------
NEBRASKA - 2.48%
   9,595,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 HOSPITAL REVENUE
              BRYAN MEMORIAL HOSPITAL PROJECT MBIA INSURED@@                           1.40            06/01/12        9,595,000
   3,210,000  NEBHELP NE EDUCATION FACILITIES REVENUE STUDENT LOAN PROJECT
              SERIES A MBIA INSURED@@                                                  1.45            12/01/15        3,210,000
   7,500,000  NEBRASKA EDFA EDUCATION FACILITIES REVENUE CREIGHTON UNIVERSITY
              PROJECT ALLIED IRISH BANK PLC LOC@@                                      1.40            08/01/31        7,500,000
   4,615,000  NEBRASKA FINANCE AUTHORITY MFHR BRIDGEPORT PROJECT@@                     1.98            11/01/38        4,615,000
  14,000,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES 122@@             2.25            02/01/14       14,000,000

                                                                                                                      38,920,000
                                                                                                                  --------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
NEVADA - 0.27%
$  2,000,000  CLARK COUNTY NV GO SERIES A AMBAC INSURED PREREFUNDED 6/1/02 @ 100       6.00%           06/01/02   $    2,015,492
   2,000,000  CLARK COUNTY NV GO SERIES B AMBAC INSURED PREREFUNDED 6/1/02 @ 100       6.00            06/01/02        2,027,339
     200,000  NEVADA HFA MFHR SERIES A US BANK NA LOC@@                                1.70            04/01/35          200,000

                                                                                                                       4,242,831
                                                                                                                  --------------
NEW HAMPSHIRE - 0.82%
   2,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
              ANTICIPATION NOTES SERIES B                                              4.00            05/02/02        2,001,068
   4,500,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
              ST. ANSELM COLLEGE PROJECT FLEET NATIONAL BANK LOC@@                     1.40            07/01/32        4,500,000
   4,345,000  NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES AUTHORITY REVENUE
              MUNICIPAL TRUST RECEIPTS SERIES SG 19@@                                  1.57            06/01/23        4,345,000
   2,000,000  NEW HAMPSHIRE MUNICIPAL BOND BANK GO SERIES A AMBAC INSURED              5.25            08/15/02        2,028,565

                                                                                                                      12,874,633
                                                                                                                  --------------
NEW JERSEY - 0.29%
   4,495,000  NEW JERSEY STATE TRANSIT SERIES 146 FSA INSURED@@                        1.55            12/15/11        4,495,000

                                                                                                                       4,495,000
                                                                                                                  --------------
NEW MEXICO - 1.52%
  15,000,000  BERNALILLO COUNTY NM TRAN                                                1.60            06/28/02       15,023,370
   2,300,000  BLOOMFIELD NM GO SERIES A LASALLE NATIONAL BANK LOC@@                    1.70            11/15/10        2,300,000
     960,000  ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL BANK LOC@@     1.70            11/15/10          960,000
   4,100,000  FARMINGTON NM PCR ARIZONA PUBLIC SERVICE COMPANY PROJECT
              SERIES C BARCLAYS BANK PLC LOC@@                                         1.40            09/01/24        4,100,000
   1,585,000  SILVER CITY NM GO SERIES A LASALLE NATIONAL BANK LOC@@                   1.70            11/15/10        1,585,000

                                                                                                                      23,968,370
                                                                                                                  --------------
NEW YORK - 0.11%
   1,775,000  IBM TAX EXEMPT GRANTOR TRUST SERIES 1999 C@@                             1.73            03/14/06        1,775,000

                                                                                                                       1,775,000
                                                                                                                  --------------
NORTH CAROLINA - 2.05%
  30,200,000  CHARLOTTE NC AIRPORT REVENUE SERIES A MBIA INSURED@@                     1.40            07/01/16       30,200,000
   1,960,000  UNIVERSITY NC HOSPITAL CHAPEL HILL REVENUE SERIES B@@                    1.50            02/15/31        1,960,000

                                                                                                                      32,160,000
                                                                                                                  --------------
NORTH DAKOTA - 0.40%
   6,200,000  NORTH DAKOTA RURAL WATER FINANCE CORPORATION WATER REVENUE               2.63            11/15/02        6,227,627

                                                                                                                       6,227,627
                                                                                                                  --------------
OHIO - 1.82%
   5,000,000  FRANKLIN COUNTY OH HFA HEALTH CARE FACILITIES REVENUE SERIES II R 55@@   1.68            06/01/17        5,000,000
   3,000,000  GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT COLLATERALIZED
              BY FNMA@@                                                                1.70            06/15/30        3,000,000
   9,600,000  HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE@@                         1.71            07/15/29        9,600,000
   5,000,000  HAMILTON COUNTY OH IDR COMMUNITY URBAN REDEVELOPMENT PROJECT@@           1.55            10/15/12        5,000,000
   3,130,000  OHIO HFA MORTGAGE REVENUE RESIDENTIAL BACKED SECURITIES SERIES E         2.75            08/15/02        3,130,000
   2,810,000  WARREN COUNTY OH IDR CINCINNATI ELECTRIC CORPORATION PROJECT
              SCOTIABANK LOC@@                                                         1.70            09/01/15        2,810,000

                                                                                                                      28,540,000
                                                                                                                  --------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE MATURITY DATE        VALUE
OKLAHOMA - 1.56%
$  1,000,000  OKLAHOMA CITY WATER UTILITIES TRUST WATER & SEWER REVENUE SERIES B
              MBIA INSURED                                                                   6.10%        07/01/02    $   1,009,926
  10,200,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE CONTINUING CARE
              COMMUNITY  PROJECT SERIES C KBC BANK NV LOC@@                                  1.45         02/01/12       10,200,000
   1,800,000  OKLAHOMA HFA SFMR@@                                                            1.63         09/01/32        1,800,000
   4,390,000  OKLAHOMA STATE IDA IDR INTEGRIS BAPTIST SERIES B MBIA INSURED@@                1.50         08/15/29        4,390,000
   4,000,000  OKLAHOMA STATE IDA IDR TEALRIDGE MANOR CORPORATION PROJECT
              BANK OF AMERICA NA LOC@@                                                       1.55         11/01/18        4,000,000
   3,100,000  TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES CLASS A SERIES E@@    1.63         08/01/30        3,100,000

                                                                                                                         24,499,926
                                                                                                                       ------------
OREGON - 0.52%
   6,200,000  OREGON STATE HOUSING & COMMUNITY SERVICE SERIES U                              2.15         11/14/02        6,200,000
   2,000,000  TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT OR GO LIGHT RAIL EXTENSION
              SERIES A PREREFUNDED 7/1/02 @ 101                                              5.60         07/01/02        2,034,031

                                                                                                                          8,234,031
                                                                                                                      -------------
OTHER - 6.51%
  14,034,446  ABN AMRO LEASETOPS 2000 1 LEASETOPS CERTIFICATES ABN AMRO BANK NV LOC@@        1.87         08/01/02       14,034,446
   7,487,307  ABN AMRO LEASETOPS 2000 2 LEASETOPS CERTIFICATES ABN AMRO BANK LOC@@           1.82         04/01/05        7,487,307
  10,000,000  ABN AMRO MUNITOPS COP FGIC INSURED@@                                           1.57         12/06/06       10,000,000
  11,920,000  ABN AMRO MUNITOPS GO SERIES 2001 23 MBIA INSURED@@                             1.57         12/01/09       11,920,000
   6,200,000  CHARTER MAC GO MBIA INSURED@@                                                  1.68         05/01/43        6,200,000
   8,720,000  KOCH FIXED RATE DAILY FLOATER PL 6A@@                                          1.78         10/06/03        8,720,000
  23,920,000  MBIA CAPITAL CORPORATION@@                                                     1.68         01/14/16       23,920,000
  19,124,928  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999 2 AMBAC INSURED@@  2.50         03/16/05       19,124,928
     880,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS SERIES PPT 4@@                    1.70         10/11/30          880,000

                                                                                                                        102,286,681
                                                                                                                      -------------
PENNSYLVANIA - 1.32%
   1,100,000  BUTLER COUNTY PA IDA PCR PENNZOIL COMPANY PROJECT MELLON BANK NA LOC@@         2.10         12/01/12        1,100,000
   4,700,000  EMMAUS PA GENERAL AUTHORITY REVENUE KBC BANK NV LOC REMARKETED 5/1/00@@        1.50         03/01/24        4,700,000
   3,500,000  KEYSTONE OAKS PA SCHOOL DISTRICT GO AMBAC INSURED PREREFUNDED 9/4/02 @ 102     5.83         09/01/02        3,611,469
   3,175,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY HEALTH CARE REVENUE
              LEHIGH VALLEY HOSPITAL SERIES A AMBAC INSURED@@                                1.46         07/01/28        3,175,000
     300,000  PENNSYLVANIA STATE HEFA STUDENT LOAN REVENUE SERIES A AMBAC INSURED@@          1.65         12/01/25          300,000
   5,915,000  PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED@@                      1.68         06/15/22        5,915,000
   2,000,000  SENECA VALLEY PA SCHOOL DISTRICT GO SERIES A FGIC INSURED PREREFUNDED
              7/1/02 @  100                                                                  5.75         07/01/02        2,014,897

                                                                                                                         20,816,366
                                                                                                                      -------------
SOUTH CAROLINA - 2.26%
  14,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT GO                                        3.00         09/01/02       14,052,742
   4,700,000  SOUTH CAROLINA EDFA FOR NONPROFIT INSTITUTIONS EDUCATION FACILITIES
              REVENUE VOORHEES COLLEGE PROJECT BANK OF AMERICA NA LOC@@                      1.55         02/01/22        4,700,000
   3,605,000  SOUTH CAROLINA STATE GO CAPITAL IMPROVEMENT PROJECT SERIES A                   3.25         01/01/03        3,650,023
   3,370,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY HOUSING
              REVENUE SERIES L@@                                                             1.63         07/01/28        3,370,000
   8,055,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES SG 2@@            1.57         07/01/21        8,055,000

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE MATURITY DATE        VALUE
SOUTH CAROLINA (continued)
$  1,750,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE
              FGIC INSURED@@                                                                 1.57%        01/01/23   $    1,750,000

                                                                                                                         35,577,765
                                                                                                                     --------------
TENNESSEE - 3.58%
   5,600,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE POOLED FINANCING
              TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA LOC@@                      1.50         06/01/24        5,600,000
  15,900,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE TENNESSEE
              MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC@@                        1.50         07/01/31       15,900,000
  21,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN IDA IDR
              YMCA PROJECTS NATIONSBANK NA LOC@@                                             1.50         12/01/18       21,200,000
   4,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A@@              5.00         10/15/02        4,058,351
   3,320,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON GO PREREFUNDED 5/15/02 @ 102      6.15         05/15/02        3,399,748
   6,195,000  TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H@@                                1.61         01/01/21        6,195,000

                                                                                                                         56,353,099
                                                                                                                     --------------
TEXAS - 11.78%
   1,810,000  AUSTIN TX EAGLE TRUST SERIES 2001 4302 FSA INSURED@@                           1.58         11/15/17        1,810,000
   3,000,000  AUSTIN TX HEFA EDUCATION FACILITIES REVENUE CONCORDIA UNIVERSITY AT
              AUSTIN PROJECT BANK ONE TEXAS NA LOC@@                                         1.50         04/01/25        3,000,000
   3,800,000  AUSTIN TX UTILITIES SYSTEM REVENUE SERIES G@@                                  1.57         11/15/11        3,800,000
   4,000,000  CALHOUN COUNTY TX SOLID WASTE DISPOSAL REVENUE
              FORMOSA PLASTICS CORPORATION PROJECT BANK OF AMERICA NA LOC@@                  1.60         05/01/25        4,000,000
     100,000  COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE INCARNATE
              HEALTH SYSTEM PROJECT SERIES B MBIA INSURED@@                                  1.56         08/15/28          100,000
   6,000,000  DALLAS TX RAPID TRANSIT EAGLE TRUST SERIES 2001 4310 AMBAC INSURED@@           1.58         12/01/26        6,000,000
   4,235,000  EL PASO TX COP SERIES A FGIC INSURED                                           3.25         08/15/02        4,256,128
   5,150,000  GALENA PARK TX INDEPENDENT SCHOOL DISTRICT GO PSFG INSURED@@                   1.57         08/15/23        5,150,000
   6,000,000  GULF COAST WASTE DISPOSAL AUTHORITY TX PCR EXOONMOBIL PROJECT@@                1.55         12/01/25        6,000,000
  20,915,000  HARRIS COUNTY TX HEALTH CARE FACILITIES DEVELOPMENT CORPORATION REVENUE
              ST LUKES EPISCOPAL HOSPITAL SERIES B@@                                         1.50         02/15/31       20,915,000
   2,500,000  HARRIS COUNTY TX HEALTH CARE FACILITIES DEVELOPMENT CORPORATION
              SPECIAL FACILITIES REVENUE TEXAS MEDICAL CENTER PROJECT SERIES B
              FSA INSURED@@                                                                  1.50         05/15/29        2,500,000
   8,587,500  HARRIS COUNTY TX HFA HOUSING REVENUE FLOATER CERTIFICATES SERIES 357
              MBIA INSURED@@                                                                 1.58         07/01/21        8,587,500
   3,100,000  HARRIS COUNTY TX IDA PCR EXXONMOBIL PROJECT@@                                  1.45         08/15/27        3,100,000
  12,600,000  HOUSTON TX HEFA EDUCATION FACILITIES REVENUE SERIES SG139@@                    1.57         11/15/29       12,600,000
   2,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE SERIES SG 120 FGIC INSURED@@          1.57         12/01/23        2,770,000
   3,670,000  HOUSTON TX WATER & SEWER SYSTEMS UTILITY REVENUE SERIES 495 FGIC  INSURED@@    1.56         12/01/30        3,670,000
   1,000,000  NORTH CENT TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE REVENUE
              METHODIST HOSPITALS DALLAS PROJECT SERIES B MBIA INSURED@@                     1.50         10/01/15        1,000,000
   4,000,000  PASEDENA TX INDEPENDENT SCHOOL DISTRICT SERIES A PSFG INSURED                  2.25         04/01/03        4,001,960
   1,000,000  SAN ANTONIO TX WATER REVENUE FGIC INSURED PREREFUNDED 5/15/02 @ 102            6.40         05/15/02        1,018,428
   1,000,000  TEXAS MUNICIPAL POWER AGENCY REVENUE PREREFUNDED 9/1/02 @ 100                  5.75         09/01/02        1,016,036
   2,300,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR@@                   1.76         12/01/39        2,300,000
   2,240,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SFMR
              SERIES PT 136 MBIA INSURED@@                                                   1.60         03/01/17        2,240,000
   1,100,000  TEXAS STATE GO SERIES B PREREFUNDED 10/1/02 @ 100                              6.10         10/01/02        1,122,875
   4,200,000  TEXAS STATE GO SERIES C PREREFUNDED 4/1/02 @ 102                               5.50         04/02/02        4,284,000
  51,550,000  TEXAS STATE GO TRAN SERIES A L32                                               3.75         08/29/02       51,900,055

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE MATURITY DATE      VALUE
TEXAS (continued)
$  3,000,000  TOWN CENTER IMPORT DISTRICT TX SALES & HOTEL OCCUPANCY TAX REVENUE
              SERIES PA 884 FGIC INSURED@@                                                   2.80%        07/25/02   $    3,000,000
  15,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH REVENUE
              SERIES 4 AMBAC INSURED@@                                                       1.57         11/15/24       15,195,000
   9,995,000  TRAVIS COUNTY TX HFA SFMR SERIES 1287 COLLATERALIZED BY GNMA@@                 1.65         09/01/18        9,995,000

                                                                                                                        185,331,982
                                                                                                                     --------------
UTAH - 0.12%
   2,000,000  Utah State GO Series F                                                         5.00         07/01/02        2,011,586

                                                                                                                          2,011,586
                                                                                                                     --------------
VIRGINIA - 0.41%
   6,590,000  PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH SYSTEM
              PROJECT SERIES A PREREFUNDED 7/1/02 @100                                       6.25         07/01/02        6,643,135
                                                                                                                     --------------
WASHINGTON - 3.27%
   4,000,000  ENERGY NORTHWEST WA ELECTRICITY REVENUE SERIES II R 151 MBIA INSURED@@         1.75         07/01/18        4,000,000
   7,600,000  ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF AMERICA NA
              LOC@@                                                                          1.60         02/15/21        7,600,000
   4,860,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY CANAM STEEL PROJECT
              SERIES D BANK OF AMERICA NA LOC@@                                              1.65         09/30/30        4,860,000
   1,235,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY PIONEER HUMAN SERVICES
              PROJECT SERIES H US BANK OF WASHINGTON LOC@@                                   1.50         09/01/18        1,235,000
   7,000,000  WASHINGTON STATE GO SERIES SG 37@@                                             1.57         07/01/17        7,000,000
   1,000,000  WASHINGTON STATE HEALTH & EDUCATION FINANCE AUTHORITY REVENUE
              MILL POINTE APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC@@                 1.50         01/01/30        1,000,000
   2,000,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
              CHILDRENS HOSPITAL & MEDICAL CENTER PREREFUNDED 10/1/02 @ 100                  6.00         10/01/02        2,037,462
   6,845,000  WASHINGTON STATE HFA MFHR CANYON LAKES II PROJECT PACIFIC NORTHWEST BANK LOC@@ 1.60         10/01/19        6,845,000
   4,335,000  WASHINGTON STATE HFA SFMR #                                                    1.60         06/01/28        4,336,555
   4,000,000  WASHINGTON STATE HFA SFMR SERIES 2 #                                           1.60         06/03/02        4,000,965
   3,200,000  WASHINGTON STATE HFA SFMR SERIES 4A@@                                          1.75         06/01/28        3,200,000
   1,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER REVENUE
              NUCLEAR PROJECT #3 SERIES 13@@                                                 1.57         07/01/15        1,000,000
   1,140,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE LONGVIEW FIBRE COMPANY PROJECT
              ABN AMRO BANK NV LOC@@                                                         1.80         01/01/18        1,140,000
   3,100,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE VALLEY PROCESSING PROJECT
              BANK OF AMERICA NA LOC@@                                                       1.60         02/01/15        3,100,000

                                                                                                                         51,354,982
                                                                                                                     --------------
WISCONSIN - 3.73%
  11,900,000  KENOSHA WI USD #001 GO TRAN                                                    2.70         10/04/02       11,929,613
   1,860,000  MILWAUKEE WI IDR LONGVIEW FIBRE COMPANY PROJECT ABN AMRO BANK NV LOC@@         1.60         01/01/03        1,860,000
   2,760,000  WISCONSIN STATE COP SERIES A FSA INSURED                                       2.25         09/01/02        2,769,745
  10,000,000  WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
              GUNDERSEN LUTHERAN PROJECT SERIES A FSA INSURED@@                              1.45         12/01/15       10,000,000
   3,800,000  WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
              GUNDERSEN LUTHERAN PROJECT SERIES B FSA INSURED@@                              1.45         12/01/29        3,800,000
  14,000,000  WISCONSIN STATE HEALTH & EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
              PROHEALTH INCORPORATED PROJECT SERIES B AMBAC INSURED@@                        1.45         08/15/30       14,000,000

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE MATURITY DATE       VALUE
WISCONSIN (continued)
$  4,000,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP
              SERIES A1 US BANK NA LOC                                                       3.25%        09/25/02  $    4,012,855
   7,500,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A2    3.25         09/25/02       7,525,528
   2,885,000  WISCONSIN STATE TRANSPORTATION REVENUE SERIES A MBIA INSURED                   6.25         07/01/02       2,910,529

                                                                                                                        58,808,270
                                                                                                                    --------------
WYOMING - 1.10%
   4,600,000  SWEETWATER COUNTY WY PCR PACIFICORP PROJECT SERIES A COMMERZBANK AG LOC@@      1.65         07/01/15       4,600,000
  12,670,000  WYOMING CDA FGIC INSURED@@                                                     1.65         02/01/04      12,670,000

                                                                                                                        17,270,000
                                                                                                                    --------------
TOTAL MUNICIPAL SECURITIES (COST $1,573,616,949)                                                                     1,573,616,949
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,573,616,949)*                         100.09%                                                              $1,573,616,949
OTHER ASSETS AND LIABILITIES, NET               (0.09)                                                                  (1,461,916)
                                               ======                                                               ==============
TOTAL NET ASSETS                               100.00%                                                              $1,572,155,033

#    VARIABLE RATE SECURITIES.
@@ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
++   ZERO COUPON BOND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002

100% TREASURY INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL  SECURITY NAME                                                        INTEREST RATE    MATURITY DATE      VALUE
US TREASURY SECURITIES - 91.93%

US TREASURY BILLS - 91.93%
 $100,000  US TREASURY BILLS                                                        1.77%^          04/11/02      $   99,951
  245,000  US TREASURY BILLS                                                        1.74^           04/25/02         244,719
  100,000  US TREASURY BILLS                                                        1.71^           05/02/02          99,853
  150,000  US TREASURY BILLS                                                        1.71^           05/09/02         149,729
  103,100  US TREASURY BILLS                                                        1.76^           05/30/02         102,808
  150,000  US TREASURY BILLS                                                        1.75^           06/06/02         149,517
  100,000  US TREASURY BILLS                                                        1.74^           07/05/02          99,544
TOTAL US TREASURY SECURITIES (COST $946,121)                                                                         946,121
                                                                                                                  ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $946,121)*                                91.93%                                                            $  946,121
OTHER ASSETS AND LIABILITIES, NET                8.07                                                                 83,047
                                               ------                                                             ----------
TOTAL NET ASSETS                               100.00%                                                            $1,029,168
                                               ------                                                             ----------

^  YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

100% TREASURY MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 97.72%
US TREASURY BILLS - 83.84%
$ 45,050,000  US TREASURY BILLS                                                     1.95%^            4/4/02      $   45,042,832
 299,900,000  US TREASURY BILLS                                                     1.77^            4/11/02         299,752,549
 171,865,000  US TREASURY BILLS                                                     1.80^            4/18/02         171,721,394
 524,755,000  US TREASURY BILLS                                                     1.84^            4/25/02         524,122,199
 204,050,000  US TREASURY BILLS                                                     1.74^             5/2/02         203,749,546
 149,850,000  US TREASURY BILLS                                                     1.81^             5/9/02         149,569,229
 164,175,000  US TREASURY BILLS                                                     1.80^            5/16/02         163,814,258
  82,455,000  US TREASURY BILLS                                                     1.95^            5/23/02          82,225,882
 200,731,900  US TREASURY BILLS                                                     1.79^            5/30/02         200,162,742
 199,800,000  US TREASURY BILLS                                                     1.75^             6/6/02         199,157,144
  70,080,000  US TREASURY BILLS                                                     1.81^            6/13/02          69,822,077
  49,900,000  US TREASURY BILLS                                                     1.74^             7/5/02          49,671,534
  75,000,000  US TREASURY BILLS                                                     1.83^            8/15/02          74,482,917
                                                                                                                   2,233,294,303
                                                                                                                  --------------
US TREASURY NOTES - 13.88%
  75,000,000  US TREASURY NOTES                                                     6.38             4/30/02          75,277,402
  50,000,000  US TREASURY NOTES                                                     6.63             4/30/02          50,191,949
 125,000,000  US TREASURY NOTES                                                     6.25             7/31/02         126,817,223
  30,000,000  US TREASURY NOTES                                                     6.00             9/30/02          30,576,813
  85,000,000  US TREASURY NOTES                                                     5.13            12/31/02          86,979,096
                                                                                                                     369,842,483
                                                                                                                  --------------
TOTAL US TREASURY SECURITIES (COST $2,603,136,786)                                                                 2,603,136,786
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,603,136,786)*                          97.72%                                                            $2,603,136,786
OTHER ASSETS AND LIABILITIES, NET                2.28                                                                 60,698,301
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $2,663,835,087
                                               ------                                                             --------------


^  YIELD TO MATURITY.

*  COST FOR FEDERAL INCOME TAX PURPOSES IS 2,603,152,539.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT - 2.84%
$  2,000,000  BANK AUSTRIA                                                          1.87%           05/15/02      $  2,000,012
   2,000,000  WEST DEUTSCHE LANDESBANK                                              2.17            09/11/02         2,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $4,000,012)                                                                      4,000,012
                                                                                                                  ------------
COMMERCIAL PAPER - 28.25%
   2,687,000  ATLANTIS ONE FUNDING CORPORATION                                      2.13^           04/24/02         2,683,378
   4,000,000  BAYERISCHE HYPOTHEKEN                                                 1.86^           06/03/02         3,987,120
   4,250,000  EDISON ASSET SECURITIZATION LLC                                       1.75^           04/24/02         4,245,275
   3,000,000  GEMINI SECURITIZATION INCORPORATED                                    1.82^           04/05/02         2,999,393
   4,000,000  GOVCO INCORPORATED                                                    1.82^           05/10/02         3,992,157
   3,000,000  IVORY FUNDING CORPORATION                                             1.86^           04/25/02         2,996,300
   3,000,000  PERRY III FUNDING CORPORATION                                         1.83^           05/08/02         2,994,389
   4,000,000  SIGMA FINANCE INCORPORATED                                            1.94^           08/01/02         3,973,974
   4,000,000  SOCIETE GENERALE NORTH AMERICA                                        1.93^           05/06/02         3,992,533
   4,000,000  STADSHYPOTEK                                                          1.94^           08/05/02         3,973,120
   4,000,000  SURREY FUNDING CORPORATION                                            1.82^           05/13/02         3,991,553
TOTAL COMMERCIAL PAPER (COST $39,829,192)                                                                           39,829,192
                                                                                                                  ------------
DISCOUNT NOTES - AGENCY - 6.36%
   5,000,000  FNMA                                                                  1.80^           04/12/02         4,997,250
   4,000,000  FNMA                                                                  1.96^           09/03/02         3,966,590
TOTAL DISCOUNT NOTES - AGENCY (COST $8,963,840)                                                                      8,963,840
                                                                                                                  ------------
FLOATING RATE NOTES - AGENCY - 2.84%
   4,000,000  FNMA#                                                                 1.75            12/05/02         3,999,182
TOTAL FLOATING RATE NOTES - AGENCY (COST $3,999,182)                                                                 3,999,182
                                                                                                                  ------------
FLOATING RATE NOTES - CORPORATE - 6.39%
  $1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION#                                 1.85            09/19/02         1,000,000
   3,000,000  INTERNATIONAL LEASE FINANCE CORPORATION#                              2.12            01/09/03         3,000,000
   3,000,000  JP MORGAN CHASE & COMPANY#                                            2.10            03/14/03         3,003,433
   2,000,000  NORTHERN ROCK PLC#                                                    1.89            02/14/03         2,000,000
TOTAL FLOATING RATE NOTES - CORPORATE (COST $9,003,433)                                                              9,003,433
                                                                                                                  ------------
REPURCHASE AGREEMENTS - 53.44%
  25,000,000  BANC ONE CAPITAL MARKETS                                              1.94            04/01/02        25,000,000
  31,000,000  BEAR STEARNS & COMPANY INCORPORATED                                   1.93            04/01/02        31,000,000
   6,000,000  GOLDMAN SACHS GROUP INCORPORATED                                      1.94            04/01/02         6,000,000
  13,336,684  MERRILL LYNCH & COMPANY INCORPORATED                                  1.93            04/01/02        13,336,684
TOTAL REPURCHASE AGREEMENTS (COST $75,336,684)                                                                      75,336,684
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $141,132,343)*                           100.12%                                                            $141,132,343
OTHER ASSETS AND LIABILITIES, NET               (0.12)                                                                (165,411)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $140,966,932
                                               ------                                                             ------------

^  YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

#  VARIABLE RATE SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE    MATURITY DATE          VALUE
CERTIFICATES OF DEPOSIT - 8.13%
$ 25,000,000  BANK AUSTRIA                                                          1.87%          05/15/02         $ 25,000,153
  25,000,000  COMMERZBANK AG NEW YORK BRANCH                                        2.31           04/12/02           25,000,075
  25,000,000  COMMERZBANK AG NEW YORK BRANCH                                        2.52           10/15/02           25,000,666
  25,000,000  COMMERZBANK AG NEW YORK BRANCH#                                       1.84           10/29/02           24,999,285
  15,000,000  LANDESBANK HESSEN-THEURINGEN                                          2.54           11/20/02           15,000,000
  10,000,000  SVENSKA HANDLESBANKEN NEW YORK BRANCH                                 3.61           08/29/02           10,064,970
  15,000,000  UNION BANK OF SWITZERLAND STAMFORD CT BRANCH                          2.50           12/18/02           14,997,885
  23,000,000  WEST DEUTSCHE LANDESBANK                                              2.17           09/11/02           23,000,000
Total Certificates of Deposit (Cost $163,063,034)                                                                    163,063,034
                                                                                                                    ------------
COMMERCIAL PAPER - 37.36%
  40,649,000  AMSTEL FUNDING CORPORATION                                            1.85^          05/14/02           40,559,663
  55,000,000  AMSTEL FUNDING CORPORATION                                            1.82^          04/30/02           54,919,807
   5,000,000  BAYERISCHE HYPOTHEKEN                                                 1.86^          06/03/02            4,983,900
  50,000,000  BILLS SECURITIZATION LIMITED                                          2.31^          04/12/02           49,965,167
  98,476,000  EDISON ASSET SECURITIZATION LLC                                       1.84^          05/22/02           98,220,701
  72,000,000  GEMINI SECURITIZATION INCORPORATED                                    1.82^          04/05/02           71,985,440
  41,000,000  GOVCO INCORPORATED                                                    1.82^          05/10/02           40,919,606
  25,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.89^          04/01/02           25,000,000
  50,000,000  LLOYDS TSB BANK PLC                                                   1.71^          04/08/02           49,983,472
  40,000,000  NORTHERN ROCK PLC                                                     1.88^          06/05/02           39,864,945
  20,000,000  PERRY III FUNDING CORPORATION                                         1.83^          05/08/02           19,962,589
  28,000,000  SIGMA FINANCE INCORPORATED                                            1.94^          08/01/02           27,817,814
  20,000,000  SOCIETE GENERALE NORTH AMERICA                                        1.93^          05/06/02           19,962,667
  80,000,000  SPINTAB/SWEDE MORTGAGE AB                                             1.84^          04/17/02           79,934,933
  40,000,000  STADSHYPOTEK                                                          1.94^          08/05/02           39,731,200
  86,000,000  SURREY FUNDING CORPORATION                                            1.82^          05/13/02           85,818,397
Total Commercial Paper (Cost $749,630,301)                                                                           749,630,301
                                                                                                                    ------------
DISCOUNT NOTES - AGENCY - 6.19%
  78,613,000  FNMA                                                                  1.80^          04/12/02           78,569,763
  46,000,000  FNMA                                                                  1.94^          09/03/02           45,615,774
Total Discount Notes - Agency (Cost $124,185,537)                                                                    124,185,537
                                                                                                                    ------------
FLOATING RATE COMMERCIAL PAPER - 1.74%
  25,000,000  ASSET SECURITIZATION COOPERATIVE#                                     2.50           04/12/02           25,000,000
  10,000,000  MERCK & COMPANY INCORPORATED#                                         1.86           10/25/02           10,000,000
Total Floating Rate Commercial Paper (Cost $35,000,000)                                                               35,000,000
                                                                                                                    ------------
FLOATING RATE NOTES - AGENCY - 3.49%
  70,000,000  FNMA#                                                                 1.75           12/05/02           69,978,895
Total Floating Rate Notes - Agency (Cost $69,978,895)                                                                 69,978,895
                                                                                                                    ------------
FLOATING RATE NOTES - CORPORATE - 7.45%
   7,500,000  ASSOCIATES CORPORATION OF NORTH AMERICA#                              2.07           06/26/02            7,500,000
  10,000,000  BLUE HERON FUNDING I CLASS A#                                         1.95           10/18/02           10,000,000
  15,000,000  GENERAL ELECTRIC CAPITAL CORPORATION#                                 1.85           09/19/02           15,000,000

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
 $15,000,000  INTERNATIONAL LEASE FINANCE CORPORATION#                              2.12%           01/09/03      $   15,000,000
  47,000,000  JP MORGAN CHASE & COMPANY#                                            2.10            03/14/03          47,053,798
  25,000,000  NATIONAL RURAL UTILITIES#                                             1.75            04/17/02          25,000,000
  30,000,000  NORTHERN ROCK PLC#                                                    1.89            02/14/03          30,000,000
Total Floating Rate Notes - Corporate (Cost $149,553,798)                                                            149,553,798
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 35.73%
 200,000,000  BANC ONE CAPITAL MARKETS                                              1.94            04/01/02         200,000,000
 400,000,000  BEAR STEARNS & COMPANY INCORPORATED                                   1.93            04/01/02         400,000,000
  85,000,000  GOLDMAN SACHS GROUP INCORPORATED                                      1.94            04/01/02          85,000,000
  31,903,891  MERRILL LYNCH & COMPANY INCORPORATED                                  1.93            04/01/02          31,903,891
Total Repurchase Agreements (Cost $716,903,891)                                                                      716,903,891
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,008,315,456)*                         100.09%                                                            $2,008,315,456
OTHER ASSETS AND LIABILITIES, NET               (0.09)                                                                (1,822,066)
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $2,006,493,390
                                               ------                                                             --------------

#  VARIABLE RATE SECURITIES.

^  YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE    MATURITY DATE          VALUE
   US TREASURY SECURITIES - 61.04%
US TREASURY BILLS - 44.24%
$285,000,000  US TREASURY BILLS                                                     1.80^           04/04/02       $  284,957,931
 100,000,000  US TREASURY BILLS                                                     1.80^           04/11/02           99,950,833
  75,000,000  US TREASURY BILLS                                                     1.81^           04/18/02           74,936,781
  25,000,000  US TREASURY BILLS                                                     2.16^           04/25/02           24,964,917
 100,000,000  US TREASURY BILLS                                                     1.92^           05/09/02           99,801,556
 150,000,000  US TREASURY BILLS                                                     1.79^           06/06/02          149,517,375
  50,000,000  US TREASURY BILLS                                                     1.80^           07/11/02           49,753,813
  25,000,000  US TREASURY BILLS                                                     1.78^           07/18/02           24,869,126
  55,000,000  US TREASURY BILLS                                                     1.86^           08/22/02           54,603,474
  50,000,000  US TREASURY BILLS                                                     1.88^           08/29/02           49,616,668
                                                                                                                      912,972,474
                                                                                                                   --------------
US TREASURY NOTES - 16.80%
  44,000,000  US TREASURY NOTES                                                     6.63            04/30/02           44,147,223
  25,000,000  US TREASURY NOTES                                                     6.38            06/30/02           25,148,117
  87,500,000  US TREASURY NOTES                                                     6.25            07/31/02           88,700,918
  97,500,000  US TREASURY NOTES                                                     6.00            09/30/02           99,354,296
  87,500,000  US TREASURY NOTES                                                     4.75            01/31/03           89,382,715
                                                                                                                      346,733,269
                                                                                                                   --------------
Total US Treasury Securities (Cost $1,259,705,743)                                                                  1,259,705,743
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 36.75%
 375,000,000  BEAR STEARNS & COMPANY INCORPORATED                                   1.88            04/01/02          375,000,000
  35,000,000  GOLDMAN SACHS GROUP INCORPORATED                                      1.73            04/01/02           35,000,000
  37,084,000  GOLDMAN SACHS GROUP INCORPORATED                                      1.83            04/01/02           37,084,000
 311,500,000  UBS WARBURG                                                           1.88            04/01/02          311,500,000
Total Repurchase Agreements (Cost $758,584,000)                                                                       758,584,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,018,289,743)*                          97.79%                                                             $2,018,289,743
OTHER ASSETS AND LIABILITIES, NET                2.21                                                                  45,678,055
                                               ------                                                              --------------
Total Net Assets                               100.00%                                                             $2,063,967,798
                                               ------                                                              --------------

^  YIELD TO MATURITY.

*  COST FOR FEDERAL INCOME TAX PURPOSES IS $2,018,298,064.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2002

                                                                    CALIFORNIA              CASH        GOVERNMENT
                                                                      TAX-FREE        INVESTMENT     INSTITUTIONAL        GOVERNMENT
                                                                         MONEY             MONEY             MONEY             MONEY
                                                                   MARKET FUND       MARKET FUND       MARKET FUND       MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES AT AMORTIZED COST                             $ 2,720,879,308   $16,023,040,086   $    32,716,991   $ 3,513,586,974
   REPURCHASE AGREEMENTS, AT COST                                            0     2,936,994,721        26,689,000     2,463,532,497
   CASH                                                              1,056,700            50,000             2,248            52,582
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                    14,279,415        47,106,779           306,594        13,744,608
   RECEIVABLE FOR INVESTMENTS SOLD                                           0                 0                 0                 0
   PREPAID EXPENSES AND OTHER ASSETS                                   238,372           821,970            17,136             4,972
                                                               ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS                                                     2,736,453,795    19,008,013,556        59,731,969     5,990,921,633
                                                               ---------------   ---------------   ---------------   ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                22,955,136       165,000,000                 0        86,019,369
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                      1,206,708         4,498,640             5,907         1,607,920
   PAYABLE TO OTHER RELATED PARTIES                                    425,542         2,573,432            30,001           681,488
   ACCRUED EXPENSES AND OTHER LIABILITIES                              212,810         1,287,530            31,357           224,640
   DIVIDENDS PAYABLE                                                    68,518        10,697,363            87,880         5,400,932
                                                               ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES                                                   24,868,714       184,056,965           155,145        93,934,349
                                                               ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS                                               $ 2,711,585,081   $18,823,956,591   $    59,576,824   $ 5,896,987,284
                                                               ===============   ===============   ===============   ===============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                             $ 2,711,584,095   $18,823,948,324   $    59,576,824   $ 5,896,889,420
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                0                 0                 0             4,548
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                   986             8,267                 0            93,316
                                                               ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS                                               $ 2,711,585,081   $18,823,956,591   $    59,576,824   $ 5,896,987,284
                                                               ===============   ===============   ===============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                           $ 2,448,718,831               N/A               N/A   $   144,576,616
SHARES OUTSTANDING - CLASS A                                     2,448,793,183               N/A               N/A       144,570,220
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A         $          1.00               N/A               N/A   $          1.00
NET ASSETS - INSTITUTIONAL CLASS                                           N/A   $ 5,478,005,297   $    59,576,824               N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                   N/A     5,477,696,801        59,576,824               N/A
NET ASSET VALUE AND OFFERING PRICE PER
SHARE - INSTITUTIONAL CLASS                                                N/A   $          1.00   $          1.00               N/A
NET ASSETS - SERVICE CLASS                                     $   262,866,250   $13,345,951,294               N/A   $ 5,752,410,668
SHARES OUTSTANDING - SERVICE CLASS                                 262,795,881    13,346,468,919               N/A     5,752,375,094
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS   $          1.00   $          1.00               N/A   $          1.00
                                                               ---------------   ---------------   ---------------   ---------------

                                       52

                                                             NATIONAL TAX-FREE
                                                                 INSTITUTIONAL      100% TREASURY
                                                                         MONEY      INSTITUTIONAL       100% TREASURY
                                                                   MARKET FUND  MONEY MARKET FUND   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES AT AMORTIZED COST                             $ 1,573,616,949    $       946,121    $ 2,603,136,786
   REPURCHASE AGREEMENTS, AT COST                                            0                  0                  0
   CASH                                                              1,212,671                238             53,195
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                     7,892,565                  0          6,693,370
   RECEIVABLE FOR INVESTMENTS SOLD                                           0             78,664         57,570,295
   PREPAID EXPENSES AND OTHER ASSETS                                   114,628              8,568            216,028
                                                               ---------------    ---------------    ---------------
TOTAL ASSETS                                                     1,582,836,813          1,033,591      2,667,669,674
                                                               ---------------    ---------------    ---------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                 8,801,960                  0                  0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                        455,899                101            901,426
   PAYABLE TO OTHER RELATED PARTIES                                    227,440                126            386,086
   ACCRUED EXPENSES AND OTHER LIABILITIES                              114,313              4,196            204,480
   DIVIDENDS PAYABLE                                                 1,082,168                  0          2,342,595
                                                               ---------------    ---------------    ---------------
TOTAL LIABILITIES                                                   10,681,780              4,423          3,834,587
                                                               ---------------    ---------------    ---------------
TOTAL NET ASSETS                                               $ 1,572,155,033    $     1,029,168    $ 2,663,835,087
                                                               ===============    ===============    ===============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                             $ 1,572,175,303    $     1,029,082    $ 2,663,542,703
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                0                106            308,137
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS               (20,270)               (20)           (15,753)
                                                               ---------------    ---------------    ---------------
TOTAL NET ASSETS                                               $ 1,572,155,033    $     1,029,168    $ 2,663,835,087
                                                               ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A                                                       N/A                N/A    $   161,946,773
SHARES OUTSTANDING - CLASS A                                               N/A                N/A        161,897,927
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                     N/A                N/A    $          1.00
NET ASSETS - INSTITUTIONAL CLASS                               $   138,179,073    $     1,029,168                N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                           138,183,288          1,029,081                N/A
NET ASSET VALUE AND OFFERING PRICE PER
SHARE - INSTITUTIONAL CLASS                                    $          1.00    $          1.00                N/A
NET ASSETS - SERVICE CLASS                                     $ 1,433,975,960                N/A    $ 2,501,888,314
SHARES OUTSTANDING - SERVICE CLASS                               1,433,877,098                N/A      2,501,643,488
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS   $          1.00                N/A    $          1.00
                                                               ---------------    ---------------    ---------------

                                                                  PRIME INVESTMENT                              TREASURY PLUS
                                                                     INSTITUTIONAL    PRIME INVESTMENT          INSTITUTIONAL
                                                                 MONEY MARKET FUND   MONEY MARKET FUND      MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
   IN SECURITIES AT AMORTIZED COST                                  $  65,795,660       $1,291,411,565         $1,259,705,743
   REPURCHASE AGREEMENTS, AT COST                                      75,336,684          716,903,891            758,584,000
   CASH                                                                         0               50,002                 50,149
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                           48,508            1,758,249              6,318,583
   RECEIVABLE FOR INVESTMENTS SOLD                                              0                    0             41,926,063
   PREPAID EXPENSES AND OTHER ASSETS                                       19,725                  661                145,356
                                                                  ---------------      ---------------        ---------------
TOTAL ASSETS                                                          141,200,577        2,010,124,368         $2,066,729,894
                                                                  ---------------      ---------------        ---------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                            0                    0                      0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                            11,766              700,348                463,650
   PAYABLE TO OTHER RELATED PARTIES                                        27,309              297,881                297,585
   ACCRUED EXPENSES AND OTHER LIABILITIES                                  26,012              232,319                121,081
   DIVIDENDS PAYABLE                                                      168,558            2,400,430              1,879,780
                                                                  ---------------      ---------------        ---------------
TOTAL LIABILITIES                                                         233,645            3,630,978         $    2,762,096
                                                                  ---------------      ---------------        ---------------
TOTAL NET ASSETS                                                    $ 140,966,932       $2,006,493,390         $2,063,967,798
                                                                  ===============      ===============        ===============

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                  $ 140,967,091       $2,006,435,544          2,063,898,690
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                   0                    4                    850
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (159)              57,842                 68,258
                                                                  ---------------      ---------------        ---------------
TOTAL NET ASSETS                                                    $ 140,966,932       $2,006,493,390          2,063,967,798
                                                                  ===============      ===============        ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                          N/A                  N/A                    N/A
SHARES OUTSTANDING - CLASS A                                                  N/A                  N/A                    N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A                        N/A                  N/A                    N/A
NET ASSETS - INSTITUTIONAL CLASS                                    $ 140,966,932                  N/A         $  905,765,900
SHARES OUTSTANDING - INSTITUTIONAL CLASS                              140,967,092                  N/A            905,884,997
NET ASSET VALUE AND OFFERING PRICE PER
SHARE - INSTITUTIONAL CLASS                                         $        1.00                  N/A         $         1.00
NET ASSETS - SERVICE CLASS                                                    N/A       $2,006,493,390         $1,158,201,898
SHARES OUTSTANDING - SERVICE CLASS                                            N/A        2,006,436,405          1,158,154,613
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS                  N/A       $         1.00         $         1.00
                                                                  ---------------      ---------------        ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS               STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2002

                                                                                CASH     GOVERNMENT
                                                         CALIFORNIA       INVESTMENT  INSTITUTIONAL       GOVERNMENT
                                                     TAX-FREE MONEY            MONEY   MONEY MARKET            MONEY
                                                        MARKET FUND      MARKET FUND        FUND(1)      MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST                                            $ 58,122,610    $ 597,130,843      $ 436,573    $ 137,582,680
                                                     --------------    -------------  -------------    -------------
TOTAL INVESTMENT INCOME                                  58,122,610      597,130,843        436,573      137,582,680
                                                     --------------    -------------  -------------    -------------

EXPENSES
   ADVISORY FEES                                          8,077,232       17,640,286         22,336       15,204,705
   ADMINISTRATION FEES                                    4,038,616       26,460,429         33,513        6,516,302
   CUSTODY                                                  538,482        3,528,057          4,467          868,840
   SHAREHOLDER SERVICING FEES                             6,124,912       32,135,462              0          292,628
   PORTFOLIO ACCOUNTING FEES                                136,813          477,980         43,431          157,890
   TRANSFER AGENT
    CLASS A                                                 847,294              N/A            N/A          255,000
    INSTITUTIONAL CLASS                                         N/A          233,499         17,938              N/A
    SERVICE CLASS                                            20,665        1,444,983            N/A           45,000
   LEGAL AND AUDIT FEES                                      28,433           28,301         20,077           24,583
   REGISTRATION FEES                                         77,899          140,582         15,224           32,870
   DIRECTORS' FEES                                            4,165            4,165          2,773            4,165
   SHAREHOLDER REPORTS                                       69,089          130,523          4,567           65,541
   OTHER                                                     20,415           45,228         12,687           22,842
                                                     --------------    -------------  -------------    -------------
TOTAL EXPENSES                                           19,984,015       82,269,495        177,013       23,490,366
                                                     --------------    -------------  -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                   (3,015,758)      (8,791,110)      (151,238)      (1,521,361)
   NET EXPENSES                                          16,968,257       73,478,385         25,775       21,969,005
                                                     --------------    -------------  -------------    -------------
NET INVESTMENT INCOME                                    41,154,353      523,652,458        410,798      115,613,675
                                                     --------------    -------------  -------------    -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                541,899          709,917              0          211,577
                                                     --------------    -------------  -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 41,696,252    $ 524,362,375      $ 410,798    $ 115,825,252
                                                     ==============    =============  =============    =============

                                                     NATIONAL TAX-FREE  100% TREASURY                   PRIME INVESTMENT
                                                         INSTITUTIONAL  INSTITUTIONAL    100% TREASURY     INSTITUTIONAL
                                                                 MONEY   MONEY MARKET            MONEY      MONEY MARKET
                                                           MARKET FUND        FUND(1)      MARKET FUND           FUND(1)
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST                                               $ 35,611,609       $ 18,827    $ 79,726,807        $ 1,589,655
                                                        --------------  -------------   -------------      -------------
TOTAL INVESTMENT INCOME                                     35,611,609         18,827      79,726,807          1,589,655
                                                        --------------  -------------   -------------      -------------
EXPENSES
   ADVISORY FEES                                             1,482,958            788       9,345,317             66,121
   ADMINISTRATION FEES                                       2,224,438          1,190       4,005,136            101,610
   CUSTODY                                                     296,592            158         534,018             13,224
   SHAREHOLDER SERVICING FEES                                3,478,733              0         405,718                  0
   PORTFOLIO ACCOUNTING FEES                                   113,578         22,305         133,914             36,702
   TRANSFER AGENT
    CLASS A                                                        N/A            N/A          15,550                N/A
    INSTITUTIONAL CLASS                                         90,048          7,225             N/A             15,629
    SERVICE CLASS                                              101,282            N/A         110,665                N/A
   LEGAL AND AUDIT FEES                                         27,144         14,398          31,833             21,080
   REGISTRATION FEES                                            24,805          5,700         361,386             15,487
   DIRECTORS' FEES                                               4,165          2,776           4,165              2,800
   SHAREHOLDER REPORTS                                          33,833          1,710         132,491              3,097
   OTHER                                                        10,053          3,750          40,814              5,900
                                                        --------------  -------------   -------------      -------------
TOTAL EXPENSES                                               7,887,629         60,000      15,121,007            281,650
                                                        --------------  -------------   -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                      (1,366,168)       (59,043)     (2,560,224)          (198,004)
   NET EXPENSES                                              6,521,461            957      12,560,783             83,646
                                                        --------------  -------------   -------------      -------------
NET INVESTMENT INCOME                                       29,090,148         17,870      67,166,024          1,506,009
                                                        --------------  -------------   -------------      -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                   370,130            248         950,960                721
                                                        --------------  -------------   -------------      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 29,460,278       $ 18,118    $ 68,116,984        $ 1,506,730
                                                        ==============  =============   =============      =============

                                                               PRIME
                                                          INVESTMENT         TREASURY PLUS
                                                               MONEY   INSTITUTIONAL MONEY
                                                         MARKET FUND           MARKET FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                             $ 59,880,181          $ 58,665,634
                                                        ------------         -------------
TOTAL INVESTMENT INCOME                                   59,880,181            58,665,634
                                                        ------------         -------------
EXPENSES
   ADVISORY FEES                                           1,875,904             1,959,229
   ADMINISTRATION FEES                                     2,813,856             2,938,844
   CUSTODY                                                   375,181               391,846
   SHAREHOLDER SERVICING FEES                              4,689,761             2,930,698
   PORTFOLIO ACCOUNTING FEES                                 113,929               133,252
   TRANSFER AGENT
    CLASS A                                                      N/A                   N/A
    INSTITUTIONAL CLASS                                          N/A                46,564
    SERVICE CLASS                                             23,500                73,839
   LEGAL AND AUDIT FEES                                       34,040                25,704
   REGISTRATION FEES                                         376,553                24,081
   DIRECTORS' FEES                                             4,165                 4,165
   SHAREHOLDER REPORTS                                        66,994                35,491
   OTHER                                                      18,851                10,560
                                                        ------------         -------------
TOTAL EXPENSES                                            10,392,734             8,574,273
                                                        ------------         -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                      (100,777)           (1,475,130)
   NET EXPENSES                                           10,291,957             7,099,143
                                                        ------------         -------------
NET INVESTMENT INCOME                                     49,588,224            51,566,491
                                                        ------------         -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                 193,941               218,969
                                                        ------------         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 49,782,165          $ 51,785,460
                                                        ============         =============

(1) FUND COMMENCED OPERATIONS ON JULY 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS


                                                              CALIFORNIA TAX-FREE                       CASH INVESTMENT
                                                               MONEY MARKET FUND                       MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                             FOR THE            FOR THE              FOR THE              FOR THE
                                                          YEAR ENDED         YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                      MARCH 31, 2002     MARCH 31, 2001       MARCH 31, 2002       MARCH 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                              $ 2,678,493,851    $ 2,540,587,408    $  15,639,924,161    $  11,199,064,762
OPERATIONS:
   NET INVESTMENT INCOME                                  41,154,353         73,395,713          523,652,458          758,412,445
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS           541,899            123,232              709,917            1,155,803
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        41,696,252         73,518,945          524,362,375          759,568,248
                                                     ---------------    ---------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                             (37,226,171)       (69,354,451)                 N/A                  N/A
     INSTITUTIONAL CLASS                                         N/A                N/A         (142,382,551)        (160,047,691)
     SERVICE CLASS                                        (3,928,182)        (4,041,262)        (381,269,907)        (598,364,754)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                       0                  0                  N/A                  N/A
     INSTITUTIONAL CLASS                                         N/A                N/A              (67,239)                   0
     SERVICE CLASS                                                 0                  0             (161,238)                   0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                 3,366,248,451      3,588,081,329                  N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                    32,356,836         64,396,133                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A                  (3,478,715,349)    (3,589,133,524)                 N/A                  N/A
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A             (80,110,062)        63,343,938                  N/A                  N/A
                                                     ---------------    ---------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS               N/A                N/A      234,056,794,839      118,304,580,543
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS               N/A                N/A           48,634,295           55,058,043
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                 N/A                N/A     (231,959,687,974)    (117,144,030,616)
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                           N/A                N/A        2,145,741,160        1,215,607,970
                                                     ---------------    ---------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS             419,369,428        238,532,251       37,811,535,135       45,644,084,863
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS               3,791,040          4,138,857          243,531,133          375,329,686
   COST OF SHARES REDEEMED - SERVICE CLASS              (310,501,075)      (168,231,835)     (37,017,256,438)     (42,795,318,923)
                                                     ---------------    ---------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
    CLASS                                                112,659,393         74,439,273        1,037,809,830        3,224,095,626
                                                     ---------------    ---------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     33,091,230        137,906,443        3,184,032,430        4,440,859,399
                                                     ===============    ===============    =================    =================

NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                    $ 2,711,585,081    $ 2,678,493,851    $  18,823,956,591    $  15,639,924,161
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                               3,366,248,450      3,588,081,329                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                  32,356,836         64,396,133                  N/A                  N/A
   SHARES REDEEMED - CLASS A                          (3,478,715,349)    (3,589,133,524)                 N/A                  N/A
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                 (80,110,063)        63,343,938                  N/A                  N/A
                                                     ---------------    ---------------    -----------------    -----------------
   SHARES SOLD - INSTITUTIONAL CLASS                             N/A                N/A      234,056,794,836      118,304,580,543
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                             N/A                N/A           48,634,295           55,058,043
   SHARES REDEEMED - INSTITUTIONAL CLASS                         N/A                N/A     (231,959,687,974)    (117,144,030,616)
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                             N/A                N/A        2,145,741,157        1,215,607,970
                                                     ---------------    ---------------    -----------------    -----------------
   SHARES SOLD - SERVICE CLASS                           419,369,429        238,532,251       37,811,535,135       45,644,084,863
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                             3,791,040          4,138,857          243,531,133          375,329,686
   SHARES REDEEMED - SERVICE CLASS                      (310,501,075)      (168,231,835)     (37,017,256,438)     (42,795,318,923)
                                                     ---------------    ---------------    -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                           112,659,394         74,439,273        1,037,809,830        3,224,095,626
                                                     ---------------    ---------------    -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                 $             0    $             0    $               0    $               0
                                                     ===============    ===============    =================    =================


                                                           GOVERNMENT
                                                          INSTITUTIONAL
                                                          MONEY MARKET
                                                              FUND
-------------------------------------------------------------------------
                                                                  FOR THE
                                                       EIGHT MONTHS ENDED
                                                        MARCH 31, 2002(1)
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                      $          0
OPERATIONS:
   NET INVESTMENT INCOME                                          410,798
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                      0
                                                             ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                410,798
                                                             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                          N/A
     INSTITUTIONAL CLASS                                         (410,798)
     SERVICE CLASS                                                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                          N/A
     INSTITUTIONAL CLASS                                                0
     SERVICE CLASS                                                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                N/A
   COST OF SHARES REDEEMED - CLASS A                                  N/A
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                          N/A
                                                             ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS             67,442,300
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                 11,496
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS               (7,876,972)
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                         59,576,824
                                                             ------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                          N/A
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                          N/A
   COST OF SHARES REDEEMED - SERVICE CLASS                            N/A
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
    CLASS                                                             N/A
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS                          59,576,824
                                                             ============
NET ASSETS:
-------------------------------------------------------------------------

ENDING NET ASSETS                                            $ 59,576,824
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                              N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                              N/A
   SHARES REDEEMED - CLASS A                                          N/A
                                                             ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                              N/A
                                                             ------------
   SHARES SOLD - INSTITUTIONAL CLASS                           67,442,300
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                               11,496
   SHARES REDEEMED - INSTITUTIONAL CLASS                       (7,876,972)
                                                             ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                           59,576,824
                                                             ------------
   SHARES SOLD - SERVICE CLASS                                        N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                                        N/A
   SHARES REDEEMED - SERVICE CLASS                                    N/A
                                                             ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                                        N/A
                                                             ------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                         $          0
                                                             ============


                                                                                                          NATIONAL TAX-FREE
                                                                     GOVERNMENT                          INSTITUTIONAL MONEY
                                                                 MONEY MARKET FUND                           MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE             FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       MARCH 31, 2002      MARCH 31, 2001     MARCH 31, 2002     MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                              $  3,253,603,571    $  3,492,915,705    $ 1,248,544,173    $ 1,147,214,579
OPERATIONS:
   NET INVESTMENT INCOME                                  115,613,675         191,903,755         29,090,148         38,523,609
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS            211,577             211,813            370,130            (41,391)
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        115,825,252         192,115,568         29,460,278         38,482,218
                                                     ----------------    ----------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                               (2,721,725)         (3,506,069)               N/A                N/A
     INSTITUTIONAL CLASS                                          N/A                 N/A         (1,879,216)        (2,473,722)
     SERVICE CLASS                                       (112,891,950)       (188,397,686)       (27,210,932)       (36,049,887)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                     (441)                  0                N/A                N/A
     INSTITUTIONAL CLASS                                          N/A                 N/A            (18,064)                 0
     SERVICE CLASS                                            (15,200)                  0           (283,300)                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                    239,192,059         213,353,218                N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                      1,827,702           1,260,599                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A                     (168,909,420)       (201,118,454)               N/A                N/A
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A               72,110,341          13,495,363                N/A                N/A
                                                     ----------------    ----------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                N/A                 N/A        581,987,936        313,846,613
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                N/A                 N/A            456,214          1,271,689
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                  N/A                 N/A       (509,535,625)      (272,985,023)
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                            N/A                 N/A         72,908,525         42,133,279
                                                     ----------------    ----------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS           38,162,206,360      29,887,589,726      2,890,259,616      2,502,356,978
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS               19,056,076          26,682,893          6,719,745          7,131,257
   COST OF SHARES REDEEMED - SERVICE CLASS            (35,610,185,000)    (30,167,291,929)    (2,646,345,792)    (2,450,250,529)
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
    CLASS                                               2,571,077,436        (253,019,310)       250,633,569         59,237,706
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                   2,643,383,713        (239,312,134)       323,610,860        101,329,594
                                                     ================    ================    ===============    ===============
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                    $  5,896,987,284    $  3,253,603,571    $ 1,572,155,033    $ 1,248,544,173
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                  239,192,059         213,353,218                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                    1,827,702           1,260,599                N/A                N/A
   SHARES REDEEMED - CLASS A                             (168,909,420)       (201,118,454)               N/A                N/A
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                   72,110,341          13,495,363                N/A                N/A
                                                     ----------------    ----------------    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                              N/A                 N/A        581,987,934        313,846,613
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                              N/A                 N/A            456,214          1,271,689
   SHARES REDEEMED - INSTITUTIONAL CLASS                          N/A                 N/A       (509,535,625)      (272,985,023)
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                              N/A                 N/A         72,908,523         42,133,279
                                                     ----------------    ----------------    ---------------    ---------------
   SHARES SOLD - SERVICE CLASS                         38,162,207,895      29,887,589,726      2,890,259,617      2,502,356,978
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                             19,056,076          26,682,893          6,719,745          7,131,257
   SHARES REDEEMED - SERVICE CLASS                    (35,610,185,000)    (30,167,291,929)    (2,646,345,792)    (2,450,250,529)
                                                     ----------------    ----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                          2,571,078,971        (253,019,310)       250,633,570         59,237,706
                                                     ----------------    ----------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                 $          4,548    $              0    $             0    $             0
                                                     ================    ================    ===============    ===============


                                                          100% TREASURY
                                                          INSTITUTIONAL
                                                           MONEY MARKET                   100% TREASURY
                                                               FUND                     MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                                                  FOR THE            FOR THE             FOR THE
                                                       EIGHT MONTHS ENDED         YEAR ENDED          YEAR ENDED
                                                        MARCH 31, 2002(1)     MARCH 31, 2002      MARCH 31, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                    $            0   $  2,352,877,712    $  1,704,296,646
OPERATIONS:
   NET INVESTMENT INCOME                                           17,870         67,166,024         101,697,374
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                    248            950,960           1,399,867
                                                         ----------------   ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 18,118         68,116,984         103,097,241
                                                         ----------------   ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                          N/A         (3,798,635)         (3,068,343)
     INSTITUTIONAL CLASS                                          (18,022)               N/A                 N/A
     SERVICE CLASS                                                    N/A        (63,664,743)        (98,629,031)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                          N/A            (44,127)                  0
     INSTITUTIONAL CLASS                                              (10)               N/A                 N/A
     SERVICE CLASS                                                    N/A           (705,560)                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                N/A        323,306,700         295,536,066
   REINVESTMENT OF DIVIDENDS - CLASS A                                N/A          3,809,651           2,808,718
   COST OF SHARES REDEEMED - CLASS A                                  N/A       (263,424,839)       (202,184,972)
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                          N/A         63,691,512          96,159,812
                                                         ----------------   ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS              1,583,492                N/A                 N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                 18,031                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                 (572,441)               N/A                 N/A
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                          1,029,082                N/A                 N/A
                                                         ----------------   ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                          N/A     11,436,509,850      12,056,886,644
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                          N/A         17,087,616          23,896,280
   COST OF SHARES REDEEMED - SERVICE CLASS                            N/A    (11,206,235,522)    (11,529,761,537)
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
    CLASS                                                             N/A        247,361,944         551,021,387
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS                           1,029,168        310,957,375         648,581,066
                                                         ================   ================     ===============
NET ASSETS:
----------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                          $    1,029,168   $  2,663,835,087    $  2,352,877,712
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                              N/A        323,306,699         295,536,066
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                              N/A          3,809,651           2,808,718
   SHARES REDEEMED - CLASS A                                          N/A       (263,424,839)       (202,184,972)
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                              N/A         63,691,511          96,159,812
                                                         ----------------   ----------------     ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                            1,583,491                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                               18,031                N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                         (572,441)               N/A                 N/A
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                            1,029,081                N/A                 N/A
                                                         ----------------   ----------------     ---------------
   SHARES SOLD - SERVICE CLASS                                        N/A     11,436,509,847      12,056,886,644
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                                        N/A         17,087,616          23,896,280
   SHARES REDEEMED - SERVICE CLASS                                    N/A    (11,206,235,522)    (11,529,761,537)
                                                         ----------------   ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                                        N/A        247,361,941         551,021,387
                                                         ----------------   ----------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                       $          106   $        308,137    $        168,885
                                                         ================   ================     ===============


(1) FUND COMMENCED OPERATIONS ON JULY 31, 2001.

                                                    PRIME INVESTMENT
                                                      INSTITUTIONAL                     PRIME INVESTMENT
                                                    MONEY MARKET FUND                   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                                               FOR THE             FOR THE            FOR THE
                                                    EIGHT MONTHS ENDED          YEAR ENDED         YEAR ENDED
                                                     MARCH 31, 2002(1)      MARCH 31, 2002     MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                  $           0   $   1,678,431,577   $    222,523,000
OPERATIONS:
   NET INVESTMENT INCOME                                     1,506,009          49,588,224         53,516,417
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                 721             193,941            199,657
                                                         -------------   ------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                           1,506,730          49,782,165         53,716,074
                                                         -------------   ------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                       N/A                 N/A                N/A
     INSTITUTIONAL CLASS                                    (1,506,009)                N/A                N/A
     SERVICE CLASS                                                 N/A         (49,588,224)       (53,516,417)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                       N/A                 N/A                N/A
     INSTITUTIONAL CLASS                                          (880)                N/A                N/A
     SERVICE CLASS                                                 N/A            (330,467)                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                             N/A                 N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                             N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A                               N/A                 N/A                N/A
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                       N/A                 N/A                N/A
                                                         -------------   ------------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS         829,950,980                 N/A                N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS             111,608                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS          (689,095,497)                N/A                N/A
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                     140,967,091                 N/A                N/A
                                                         -------------   ------------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS                       N/A      27,475,930,263     16,396,115,298
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                       N/A           5,598,942          6,563,137
   COST OF SHARES REDEEMED - SERVICE CLASS                         N/A     (27,153,330,866)   (14,946,969,515)
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS                                                           N/A         328,198,339      1,455,708,920
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                      140,966,932         328,061,813      1,455,908,577
                                                         =============   ==================   ===============

NET ASSETS:
-------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                        $ 140,966,932   $   2,006,493,390   $  1,678,431,577
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                           N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                           N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A                                       N/A                 N/A                N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                           N/A                 N/A                N/A
                                                         -------------   ------------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                       829,950,981                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                           111,608                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                  (689,095,497)                N/A                N/A
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                       140,967,092                 N/A                N/A
                                                         -------------   ------------------   ---------------
   SHARES SOLD - SERVICE CLASS                                     N/A      27,475,930,261     16,396,115,298
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                                     N/A           5,598,942          6,563,137
   SHARES REDEEMED - SERVICE CLASS                                 N/A     (27,153,330,866)   (14,946,969,515)
                                                         -------------   ------------------   ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                                     N/A         328,198,337      1,455,708,920
                                                         -------------   ------------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                     $           0   $               4   $              4
                                                         -------------   ------------------   ---------------


                                                                    TREASURY PLUS
                                                                 INSTITUTIONAL MONEY
                                                                     MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                                               FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED
                                                        MARCH 31, 2002      MARCH 31, 2001

-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                               $  1,466,472,791    $    858,742,483
OPERATIONS:
   NET INVESTMENT INCOME                                    51,566,491          61,277,864
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS             218,969             199,162
                                                      ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                          51,785,460          61,477,026
                                                      ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                       N/A                 N/A
     INSTITUTIONAL CLASS                                   (20,969,300)        (24,866,987)
     SERVICE CLASS                                         (30,597,191)        (36,410,877)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                       N/A                 N/A
     INSTITUTIONAL CLASS                                      (136,710)                  0
     SERVICE CLASS                                            (184,409)                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                             N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                             N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A                               N/A                 N/A
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                       N/A                 N/A
                                                      ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS      85,661,143,756      46,272,404,433
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS           4,413,599           5,037,644
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS       (85,175,706,208)    (46,252,000,403)
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                     489,851,147          25,441,674
                                                      ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS             9,283,279,295       8,406,303,679
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS                 4,195,818           8,622,936
   COST OF SHARES REDEEMED - SERVICE CLASS              (9,179,729,103)     (7,832,837,143)
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS                                                   107,746,010         582,089,472
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS                      597,495,007         607,730,308
                                                      ================     ===============

NET ASSETS:
------------------------------------------------------------------------------------------

ENDING NET ASSETS                                     $  2,063,967,798    $  1,466,472,791
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                           N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - CLASS A                                           N/A                 N/A
   SHARES REDEEMED - CLASS A                                       N/A                 N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                           N/A                 N/A
                                                      ----------------     ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                    85,661,143,754      46,272,404,433
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                         4,413,599           5,037,644
   SHARES REDEEMED - INSTITUTIONAL CLASS               (85,175,706,208)    (46,252,000,403)
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                       489,851,145          25,441,674
                                                      ----------------     ---------------
   SHARES SOLD - SERVICE CLASS                           9,283,279,297       8,406,303,679
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - SERVICE CLASS                               4,195,818           8,622,936
   SHARES REDEEMED - SERVICE CLASS                      (9,179,729,103)     (7,832,837,143)
                                                      ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - SERVICE CLASS                             107,746,012         582,089,472
                                                      ----------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                  $            850    $              0
                                                      ================     ===============


(1) FUND COMMENCED OPERATIONS ON JULY 31, 2001.

THIS PAGE IS INTENTIONALLY LEFT BLANK

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            NET REALIZED
                                                    BEGINNING                        AND    DIVIDENDS
                                                    NET ASSET         NET     UNREALIZED     FROM NET
                                                    VALUE PER  INVESTMENT GAIN (LOSS) ON   INVESTMENT
                                                        SHARE      INCOME    INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.02           0.00       (0.02)
April 1, 2000 to March 31, 2001                         $1.00        0.03           0.00       (0.03)
November 8, 1999(2) to March 31, 2000                   $1.00        0.01           0.00       (0.01)

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03           0.00       (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.06           0.00       (0.06)
June 1, 1999 to March 31, 2000(3)                       $1.00        0.04           0.00       (0.04)
June 1, 1998 to May 31, 1999                            $1.00        0.05           0.00       (0.05)
June 1, 1997 to May 31, 1998                            $1.00        0.05           0.00       (0.05)
June 1, 1996 to May 31, 1997                            $1.00        0.05           0.00       (0.05)
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03           0.00       (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.06           0.00       (0.06)
November 8, 1999(2) to March 31, 2000                   $1.00        0.02           0.00       (0.02)

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                      $1.00        0.02           0.00       (0.02)

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03           0.00       (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.05           0.00       (0.05)
June 1, 1999 to March 31, 2000(3)                       $1.00        0.04           0.00       (0.04)
June 1, 1998 to May 31, 1999                            $1.00        0.05           0.00       (0.05)
June 1, 1997 to May 31, 1998                            $1.00        0.05           0.00       (0.05)
June 1, 1996 to May 31, 1997                            $1.00        0.05           0.00       (0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.02           0.00       (0.02)
April 1, 2000 to March 31, 2001                         $1.00        0.04           0.00       (0.04)
June 1, 1999 to March 31, 2000(3)                       $1.00        0.03           0.00       (0.03)
June 1, 1998 to May 31, 1999                            $1.00        0.03           0.00       (0.03)
June 1, 1997 to May 31, 1998                            $1.00        0.03           0.00       (0.03)
June 1, 1996 to May 31, 1997                            $1.00        0.03           0.00       (0.03)
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.02           0.00       (0.02)
April 1, 2000 to March 31, 2001                         $1.00        0.04           0.00       (0.04)
November 8, 1999(2) to March 31, 2000                   $1.00        0.01           0.00       (0.01)

100% TREASURY INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                      $1.00        0.02           0.00       (0.02)

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03           0.00       (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.05           0.00       (0.05)
June 1, 1999 to March 31, 2000(3)                       $1.00        0.04           0.00       (0.04)
June 1, 1998 to May 31, 1999                            $1.00        0.04           0.00       (0.04)
June 1, 1997 to May 31, 1998                            $1.00        0.05           0.00       (0.05)
June 1, 1996 to May 31, 1997                            $1.00        0.05           0.00       (0.05)


                                                     DISTRIBUTIONS      ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          FROM NET   NET ASSET  --------------------------------------------
                                                          REALIZED   VALUE PER  NET INVESTMENT          NET           GROSS
                                                          GAINS(5)       SHARE          INCOME     EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           1.62%        0.45%           0.49%
April 1, 2000 to March 31, 2001                               0.00       $1.00           3.10%        0.45%           0.57%
November 8, 1999(2) to March 31, 2000                         0.00       $1.00           2.69%        0.45%           0.51%

CASH INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           2.91%        0.48%           0.54%
April 1, 2000 to March 31, 2001                               0.00       $1.00           5.94%        0.48%           0.54%
June 1, 1999 to March 31, 2000(3)                             0.00       $1.00           5.23%(4)     0.48%(4)        0.54%(4)
June 1, 1998 to May 31, 1999                                  0.00       $1.00           4.91%(4)     0.48%(4)        0.57%(4)
June 1, 1997 to May 31, 1998                                  0.00       $1.00           5.29%(4)     0.48%(4)        0.57%(4)
June 1, 1996 to May 31, 1997                                  0.00       $1.00           5.07%        0.48%           0.49%
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           3.14%        0.25%           0.28%
April 1, 2000 to March 31, 2001                               0.00       $1.00           6.16%        0.25%           0.31%
November 8, 1999(2) to March 31, 2000                         0.00       $1.00           5.77%        0.25%           0.30%

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                            0.00       $1.00           1.84%        0.12%           0.79%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           2.67%        0.50%           0.52%
April 1, 2000 to March 31, 2001                               0.00       $1.00           5.79%        0.50%           0.56%
June 1, 1999 to March 31, 2000(3)                             0.00       $1.00           4.94%        0.50%           0.54%
June 1, 1998 to May 31, 1999                                  0.00       $1.00           4.69%        0.50%           0.52%
June 1, 1997 to May 31, 1998                                  0.00       $1.00           5.08%        0.50%           0.51%
June 1, 1996 to May 31, 1997                                  0.00       $1.00           4.91%        0.49%           0.49%

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           1.96%        0.45%           0.54%
April 1, 2000 to March 31, 2001                               0.00       $1.00           3.68%        0.45%           0.56%
June 1, 1999 to March 31, 2000(3)                             0.00       $1.00           3.05%        0.45%           0.57%
June 1, 1998 to May 31, 1999                                  0.00       $1.00           2.91%        0.45%           0.57%
June 1, 1997 to May 31, 1998                                  0.00       $1.00           3.32%        0.45%           0.59%
June 1, 1996 to May 31, 1997                                  0.00       $1.00           3.21%        0.45%           0.70%
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           2.05%        0.30%           0.38%
April 1, 2000 to March 31, 2001                               0.00       $1.00           3.86%        0.30%           0.37%
November 8, 1999(2) to March 31, 2000                         0.00       $1.00           3.43%        0.30%           0.31%

100% TREASURY INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                            0.00       $1.00           2.26%        0.12%           7.67%

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                               0.00       $1.00           2.53%        0.46%           0.55%
April 1, 2000 to March 31, 2001                               0.00       $1.00           5.41%        0.46%           0.55%
June 1, 1999 to March 31, 2000(3)                             0.00       $1.00           4.67%        0.46%           0.54%
June 1, 1998 to May 31, 1999                                  0.00       $1.00           4.34%        0.46%           0.53%
June 1, 1997 to May 31, 1998                                  0.00       $1.00           4.89%        0.46%           0.54%
June 1, 1996 to May 31, 1997                                  0.00       $1.00           4.74%        0.46%           0.53%


                                                               NET ASSETS AT
                                                     TOTAL     END OF PERIOD
                                                    RETURN   (000'S OMITTED)
----------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
April 1, 2001 to March 31, 2002                      1.75%       $   262,866
April 1, 2000 to March 31, 2001                      3.20%       $   150,149
November 8, 1999(2) to March 31, 2000                1.10%       $    75,697

CASH INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      3.05%       $13,345,951
April 1, 2000 to March 31, 2001                      6.14%       $12,307,775
June 1, 1999 to March 31, 2000(3)                    4.37%       $ 9,082,788
June 1, 1998 to May 31, 1999                         5.04%       $ 5,481,802
June 1, 1997 to May 31, 1998                         5.42%       $ 4,685,818
June 1, 1996 to May 31, 1997                         5.21%       $ 2,147,894
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                      3.28%       $ 5,478,005
April 1, 2000 to March 31, 2001                      6.38%       $ 3,332,149
November 8, 1999(2) to March 31, 2000                2.29%       $ 2,116,276

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                   1.59%       $    59,577

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      2.86%       $ 5,752,411
April 1, 2000 to March 31, 2001                      5.97%       $ 3,181,143
June 1, 1999 to March 31, 2000(3)                    4.18%       $ 3,433,956
June 1, 1998 to May 31, 1999                         4.81%       $ 3,368,534
June 1, 1997 to May 31, 1998                         5.20%       $ 2,260,208
June 1, 1996 to May 31, 1997                         5.04%       $ 1,912,574

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      2.05%       $ 1,433,976
April 1, 2000 to March 31, 2001                      3.78%       $ 1,183,279
June 1, 1999 to March 31, 2000(3)                    2.58%       $ 1,124,073
June 1, 1998 to May 31, 1999                         2.97%       $ 1,019,589
June 1, 1997 to May 31, 1998                         3.39%       $   977,693
June 1, 1996 to May 31, 1997                         3.28%       $   635,655
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                      2.20%       $   138,179
April 1, 2000 to March 31, 2001                      3.93%       $    65,265
November 8, 1999(2) to March 31, 2000                1.36%       $    23,134

100% TREASURY INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                   1.52%       $     1,029

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      2.68%       $ 2,501,888
April 1, 2000 to March 31, 2001                      5.59%       $ 2,254,618
June 1, 1999 to March 31, 2000(3)                    3.94%       $ 1,702,250
June 1, 1998 to May 31, 1999                         4.49%       $ 1,548,549
June 1, 1997 to May 31, 1998                         5.00%       $ 1,440,515
June 1, 1996 to May 31, 1997                         4.87%       $ 1,003,697

                                                                              NET REALIZED
                                                    BEGINNING                          AND    DIVIDENDS
                                                    NET ASSET         NET       UNREALIZED     FROM NET
                                                    VALUE PER  INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                                        SHARE      INCOME      INVESTMENTS       INCOME
--------------------------------------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                      $1.00        0.02             0.00        (0.02)

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03             0.00        (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.06             0.00        (0.06)
June 1, 1999 to March 31, 2000(3)                       $1.00        0.04             0.00        (0.04)
September 2, 1998(2) to May 31, 1999                    $1.00        0.04             0.00        (0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03             0.00        (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.06             0.00        (0.06)
April 1, 1999 to March 31, 2000                         $1.00        0.05             0.00        (0.05)
April 1, 1998 to March 31, 1999                         $1.00        0.05             0.00        (0.05)
April 1, 1997 to March 31, 1998                         $1.00        0.05             0.00        (0.05)
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                         $1.00        0.03             0.00        (0.03)
April 1, 2000 to March 31, 2001                         $1.00        0.06             0.00        (0.06)
April 1, 1999 to March 31, 2000                         $1.00        0.05             0.00        (0.05)
April 1, 1998 to March 31, 1999                         $1.00        0.05             0.00        (0.05)
April 1, 1997 to March 31, 1998                         $1.00        0.05             0.00        (0.05)



                                                    DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                         FROM NET  NET ASSET  -------------------------------------------
                                                         REALIZED  VALUE PER  NET INVESTMENT          NET           GROSS
                                                         GAINS(5)      SHARE          INCOME     EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                           0.00      $1.00           2.28%        0.13%           0.43%

PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                              0.00      $1.00           2.64%        0.55%           0.55%
April 1, 2000 to March 31, 2001                              0.00      $1.00           5.72%        0.55%           0.63%
June 1, 1999 to March 31, 2000(3)                            0.00      $1.00           5.15%(4)     0.55%(4)        0.93%(4)
September 2, 1998(2) to May 31, 1999                         0.00      $1.00           4.69%(4)     0.54%(4)        0.74%(4)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                              0.00      $1.00           2.54%        0.46%           0.53%
April 1, 2000 to March 31, 2001                              0.00      $1.00           5.64%        0.46%           0.55%
April 1, 1999 to March 31, 2000                              0.00      $1.00           5.04%        0.45%           0.63%
April 1, 1998 to March 31, 1999                              0.00      $1.00           4.70%        0.45%           0.70%
April 1, 1997 to March 31, 1998                              0.00      $1.00           5.07%        0.45%           0.65%
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                              0.00      $1.00           2.78%        0.21%           0.29%
April 1, 2000 to March 31, 2001                              0.00      $1.00           5.88%        0.25%           0.30%
April 1, 1999 to March 31, 2000                              0.00      $1.00           4.81%        0.25%           0.40%
April 1, 1998 to March 31, 1999                              0.00      $1.00           4.92%        0.25%           0.41%
April 1, 1997 to March 31, 1998                              0.00      $1.00           5.28%        0.25%           0.40%


                                                                NET ASSETS AT
                                                     TOTAL      END OF PERIOD
                                                    RETURN    (000'S OMITTED)
-----------------------------------------------------------------------------
PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL CLASS
July 31, 2001(2) to March 31, 2002                   1.58%         $  140,967

PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      2.80%         $2,006,493
April 1, 2000 to March 31, 2001                      6.02%         $1,678,432
June 1, 1999 to March 31, 2000(3)                    4.30%         $  222,523
September 2, 1998(2) to May 31, 1999                 3.59%         $   68,771

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------
SERVICE CLASS
April 1, 2001 to March 31, 2002                      2.73%         $1,158,202
April 1, 2000 to March 31, 2001                      5.83%         $1,050,508
April 1, 1999 to March 31, 2000                      4.76%         $  468,150
April 1, 1998 to March 31, 1999                      4.83%         $  447,886
April 1, 1997 to March 31, 1998                      5.20%         $  367,111
INSTITUTIONAL CLASS
April 1, 2001 to March 31, 2002                      2.97%         $  905,766
April 1, 2000 to March 31, 2001                      6.05%         $  415,965
April 1, 1999 to March 31, 2000                      4.98%         $  390,592
April 1, 1998 to March 31, 1999                      5.04%         $  493,987
April 1, 1997 to March 31, 1998                      5.41%         $  501,494


NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  Commencement of operations

(3)  The Fund changed its fiscal year-end from May 31 to March 31

(4) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

(5)  Distributions round to less than $0.01




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, Government Institutional Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, 100% Treasury Institutional Money Market, Prime Investment Money Market, Prime Investment Institutional Money Market and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

          The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The Government Institutional Money Market, 100% Treasury Institutional Money Market, and Prime Investment Institutional Money Market Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

          The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

          Each Fund, with exception to the 100% Treasury Money Market 100% Treasury Institutional Money Market, California Tax-Free Money Market, and National Tax-Free Institutional Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

          Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

          Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

          On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                          UNDISTRIBUTED NET        UNDISTRIBUTED NET
        FUND                                              INVESTMENT INCOME       REALIZED GAIN/(LOSS)   PAID-IN CAPITAL

        GOVERNMENT MONEY MARKET FUND                          $  4,548                 $  (6,040)             $1,492
        100% TREASURY INSTITUTIONAL MONEY MARKET FUND              258                      (258)                  0
        100% TREASURY MONEY MARKET FUND                        436,606                  (436,606)                  0
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND              850                      (850)                  0

FEDERAL INCOME TAXES

          Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

          The National Tax-Free Institutional Money Market Fund, 100% Treasury Institutional Money Market Fund and Prime Investment Institutional Money Market Fund have current post-October deferred capital loss of $20,271, $20 and $159, respectively. Such losses will be recognized for tax purposes on the first day of the following year.

3.   ADVISORY FEES

          The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC, ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

        FUND                                                % OF AVERAGE DAILY NET ASSETS
        CALIFORNIA TAX-FREE MONEY MARKET FUND                              0.30
        CASH INVESTMENT MONEY MARKET FUND                                  0.10
        GOVERNMENT MONEY MARKET FUND                                       0.35
        GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                         0.10
        NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                  0.10
        100% TREASURY MONEY MARKET FUND                                    0.35
        100% TREASURY INSTITUTIONAL MONEY MARKET FUND                      0.10
        PRIME INVESTMENT MONEY MARKET FUND                                 0.10
        PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                   0.10
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                      0.10

          Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

          Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4.   ADMINISTRATION FEES

          The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5.   TRANSFER AGENT FEES

          The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

6.   SHAREHOLDER SERVICING FEES

          The Trust has entered into contracts on behalf of the Funds, except for the Government Institutional Money Market, 100% Treasury Institutional Money Market and Prime Investment Institutional Money Market Funds, with numerous shareholder servicing agents. The California Tax-Free, Government Money Market and 100% Treasury Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds, and Institutional Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds.

          The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 2002 were as follows:

        FUND                                                   CLASS A             SERVICE CLASS
        CALIFORNIA TAX-FREE MONEY MARKET FUND                 $6,124,912            $         0
        CASH INVESTMENT MONEY MARKET FUND                            N/A             32,135,462
        GOVERNMENT MONEY MARKET FUND                             292,628                      0
        NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND            N/A              3,478,733
        100% TREASURY MONEY MARKET FUND                          405,718                      0
        PRIME INVESTMENT MONEY MARKET FUND                           N/A              4,689,761
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                N/A              2,930,698

7.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

          Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

          In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8.   WAIVED FEES AND REIMBURSED EXPENSES

          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2002, were waived by Funds Management.

        FUND                                                  TOTAL FEES WAIVED BY FUNDS MANAGEMENT
        CALIFORNIA TAX-FREE MONEY MARKET FUND                                $3,015,758
        CASH INVESTMENT MONEY MARKET FUND                                     8,791,110
        GOVERNMENT MONEY MARKET FUND                                          1,321,361
        GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                              151,238
        NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                     1,366,168
        100% TREASURY MONEY MARKET FUND                                       2,560,224
        100% TREASURY INSTITUTIONAL MONEY MARKET FUND                            59,043
        PRIME INVESTMENT MONEY MARKET FUND                                      100,777
        PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                        198,004
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                         1,475,130

9.   DOLLAR ROLL TRANSACTIONS

          The Funds may enter into "dollar roll" transactions where the Fund sells a security and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest accrues to the purchaser, but the fund assumes the risk of ownership. A fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase. During the period of the outstanding purchase commitment, the Fund will designate cash or liquid securities at least equal to the amount of its commitment. As of March 31, 2002, there were no open commitments for any of the Funds relating to dollar roll transactions.

10.  DISTRIBUTION TO SHAREHOLDERS

          On April 30, 2002, the Funds paid dividends per share as shown below.

        FUND                                                               DIVIDEND
        CALIFORNIA TAX-FREE MONEY MARKET FUND                            $.000896690
        CASH INVESTMENT MONEY MARKET FUND-CLASS I                         .001466479
        CASH INVESTMENT MONEY MARKET FUND-CLASS S                         .001277303
        GOVERNMENT MONEY MARKET FUND                                      .001230618
        GOVERNMENT INSTITUTIONAL MONEY MARKET FUND                        .001411166
        NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND-CLASS I         .001183148
        NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND-CLASS S         .001059976
        100% TREASURY MONEY MARKET FUND                                   .001114577
        100% TREASURY INSTITUTIONAL MONEY MARKET FUND                     .001268425
        PRIME INVESTMENT MONEY MARKET FUND                                .001080483
        PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND                  .001373385
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND-CLASS I             .001378235
        TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND-CLASS S             .001172988

          The tax character of distributions paid during the years ending 3/31/02 and 3/31/01 was as follows:

                                         TAX-EXEMPT INCOME                 ORDINARY INCOME                         TOTAL

FUND NAME                              2002             2001            2002              2001             2002             2001
CALIFORNIA TAX-FREE
MONEY MARKET FUND                   $41,154,353      $73,395,713    $          0      $          0     $ 41,154,353     $ 73,395,713

CASH INVESTMENT
MONEY MARKET FUND                             0                0     523,880,935       758,412,445      523,880,935      758,412,445

GOVERNMENT
MONEY MARKET FUND                             0                0     115,629,316       191,903,755      115,629,316      191,903,755

GOVERNMENT INSTITUTIONAL
MONEY MARKET FUND                             0                0         410,798                 0          410,798                0

NATIONAL TAX-FREE INSTITUTIONAL
MONEY MARKET FUND                    29,090,148       38,523,609         301,364                 0       29,391,512       38,523,609

100% TREASURY
MONEY MARKET FUND                             0                0      68,213,065       101,697,374       68,213,065      101,697,374

100% TREASURY INSTITUTIONAL
MONEY MARKET FUND                             0                0          18,032                 0           18,032                0

PRIME INVESTMENT
MONEY MARKET FUND                             0                0      49,918,691        53,516,417       49,918,691       53,516,417

PRIME INVESTMENT INSTITUTIONAL
MONEY MARKET FUND                             0                0       1,506,889                 0        1,506,889                0

TREASURY PLUS INSTITUTIONAL
MONEY MARKET FUND                             0                0      51,887,610        61,277,864       51,887,610       61,277,864

          As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                              UNDISTRIBUTED TAX-        UNDISTRIBUTIED         UNDISTRIBUTED       NET UNREALIZED
FUND NAME                        EXEMPT INCOME          ORDINARY INCOME       LONG TERM GAIN        DEPRECIATION           TOTAL
CALIFORNIA TAX-FREE
MONEY MARKET FUND                  $   68,518             $         0               $986               $      0          $    69,504

CASH INVESTMENT
MONEY MARKET FUND                           0              10,705,628                  0                      0           10,705,628

GOVERNMENT
MONEY MARKET FUND                           0               5,499,121                  0                   (325)           5,498,796

GOVERNMENT INSTITUTIONAL
MONEY MARKET FUND                           0                  87,880                  0                      0               87,880

NATIONAL TAX-FREE INSTITUTIONAL
MONEY MARKET FUND                   1,082,168                       0                  0                      0            1,082,168

100% TREASURY
MONEY MARKET FUND                           0               2,650,732                  0                (15,753)           2,634,979

100% TREASURY INSTITUTIONAL
MONEY MARKET FUND                           0                     106                  0                      0                  106

PRIME INVESTMENT
MONEY MARKET FUND                           0               2,458,276                  0                      0            2,458,276

PRIME INVESTMENT INSTITUTIONAL
MONEY MARKET FUND                           0                 168,558                  0                      0              168,558

TREASURY PLUS INSTITUTIONAL
MONEY MARKET FUND                           0               1,957,209                  0                 (8,321)           1,948,888

          The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

TAX INFORMATION (UNAUDITED)

          For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under
     Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

          For federal income tax purposes, the National Tax-Free Institutional Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under
     Section 852(b)(5) of the Internal Revenue Code.

          For California income tax purposes, the 100% Treasury Money Market Fund, the 100% Treasury Institutional Money Market Fund and the Treasury Plus Institutional Money Market Fund designates 100%, 100% and 49.90% respectively of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

MONEY MARKET FUNDS                                  INDEPENDENT AUDITORS' REPORT

TO THE INSTITUTIONAL AND SERVICE CLASS SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST:

          We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, National Tax-Free Institutional Money Market Fund, 100% Treasury Institutional Money Market Fund, 100% Treasury Money Market Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Institutional Money Market Fund, (ten of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


     /s/ KPMG LLP

     San Francisco, California
     May 3, 2002

BOARD OF TRUSTEES                                             MONEY MARKET FUNDS

BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS
   NAME AND AGE                       LENGTH OF SERVICE ***         DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Robert C. Brown                    Trustee since 1992            Retired. Director, Federal Farm         None
   70                                                               Credit Banks Funding Corporation
                                                                    and Farm Credit System Financial
                                                                    Assistance Corporation until
                                                                    February 1999.

   W. Rodney Hughes                   Trustee                       Private Investor.                       Barclays Global
   75                                 since 1987                                                            Investors Funds/Master
                                                                                                            Investment Portfolio,
                                                                                                            23 portfolios.

   J. Tucker Morse                    Trustee                       Private Investor/Real Estate            None
   57                                 since 1987                    Developer; Chairman of White
                                                                    Point Capital, LLC.

NON-INTERESTED TRUSTEES

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS
   NAME AND AGE                       LENGTH OF SERVICE ***         DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Thomas S. Goho                     Trustee                       Wake Forest University                  None
   59                                 since 1987                    Calloway School of Business and
                                                                    Accountancy, Benson-Pruitt
                                                                    Professorship since 1999,
                                                                    Associate Professor of Finance
                                                                    1994-1999.

   Peter G. Gordon                    Trustee                       Chairman, CEO, and Co-Founder           None
   59                                 since 1998                    of Crystal Geyser Water Company
                                      (Lead Trustee                 and President of Crystal Geyser
                                      since 2001)                   Roxane Water Company.

   Richard M. Leach                   Trustee                       President of Richard M. Leach           None
   68                                 since 1987                    Associates (a financial consulting
                                                                    firm).

   Timothy J. Penny                   Trustee                       Senior Counselor to the public          None
   50                                 since 1996                    relations firm of Himle-Horner
                                                                    and Senior Fellow at the
                                                                    Humphrey Institute, Minneapolis,
                                                                    Minnesota (a public policy
                                                                    organization).

   Donald C. Willeke                  Trustee                       Principal in the law firm of            None
   61                                 since 1996                    Willeke & Daniels.

OFFICERS

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                       LENGTH OF SERVICE             PAST FIVE YEARS                         OTHER DIRECTORSHIPS
   Michael J. Hogan                   President                     Executive Vice President of             None
   43                                 Since 2000                    Wells Fargo Bank, N.A.
                                                                    President of Wells Fargo Funds
                                                                    Management, LLC since
                                                                    March 2001. Senior Vice
                                                                    President of Wells Fargo Bank,
                                                                    N.A. from April 1997 to
                                                                    July 1999. Vice President of
                                                                    American Express Financial
                                                                    Advisors until April 1997.

   Karla M. Rabush                    Treasurer                     Senior Vice President of Wells           None
   42                                 Since 2000                    Fargo Bank, N.A. Senior Vice
                                                                    President and Chief
                                                                    Administrative Officer of
                                                                    Wells Fargo Funds
                                                                    Management, LLC since
                                                                    March 2001. Vice President
                                                                    of Wells Fargo Bank, N.A.
                                                                    from December 1997 to
                                                                    May 2000. Prior thereto,
                                                                    Director of Managed Assets
                                                                    Investment Accounting of
                                                                    American Express Financial
                                                                    Advisors until November 1997.

   C. David Messman                   Secretary                     Vice President and Senior                None
   41                                 Since 2000                    Counsel of Wells Fargo Bank,
                                                                    N.A. Vice President and
                                                                    Secretary of Wells Fargo
                                                                    Funds Management, LLC
                                                                    since March 2001.

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
CONNIE LEE -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
STEERS     -- STRUCTURED ENHANCED RETURN TRUST
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                        PRSRT STD
PLEASE EXPEDITE                                                     U.S. POSTAGE
                                                                        PAID
                                                                     CANTON, MA
                                                                     PERMIT #313

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 006 (03/02)